UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2025

Date of reporting period: 07/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

iShares ESG Aware 30/70 Conservative Allocation ETF

EAOK | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares ESG Aware 30/70 Conservative Allocation ETF (the “Fund”) (Formerly known as iShares ESG Aware Conservative Allocation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 30/70 Conservative Allocation ETF	$6Footnote Reference(a)	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 6.62%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S.  equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Additionally, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

In the fixed-income segment, U.S.-denominated investment-grade bonds also provided a meaningful contribution, especially among financial issuers.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	BlackRock ESG Aware Conservative Allocation Index	S&P Target Risk Conservative Index
Jun 20	$10,091	$10,039	$10,171	$10,092	$10,077
Jul 20	$10,350	$10,216	$10,708	$10,351	$10,336
Aug 20	$10,498	$10,157	$11,364	$10,500	$10,479
Sep 20	$10,374	$10,139	$10,998	$10,375	$10,376
Oct 20	$10,269	$10,102	$10,730	$10,269	$10,284
Nov 20	$10,717	$10,234	$12,053	$10,722	$10,720
Dec 20	$10,883	$10,269	$12,612	$10,889	$10,908
Jan 21	$10,835	$10,205	$12,555	$10,842	$10,854
Feb 21	$10,809	$10,073	$12,846	$10,816	$10,840
Mar 21	$10,853	$9,956	$13,189	$10,861	$10,896
Apr 21	$11,027	$10,040	$13,766	$11,033	$11,092
May 21	$11,094	$10,078	$13,980	$11,103	$11,165
Jun 21	$11,201	$10,151	$14,164	$11,212	$11,258
Jul 21	$11,306	$10,253	$14,262	$11,316	$11,368
Aug 21	$11,380	$10,247	$14,619	$11,390	$11,440
Sep 21	$11,153	$10,159	$14,015	$11,163	$11,219
Oct 21	$11,333	$10,151	$14,730	$11,347	$11,386
Nov 21	$11,262	$10,163	$14,375	$11,275	$11,325
Dec 21	$11,401	$10,156	$14,950	$11,414	$11,452
Jan 22	$11,026	$9,934	$14,216	$11,040	$11,138
Feb 22	$10,835	$9,798	$13,849	$10,849	$10,944
Mar 22	$10,684	$9,535	$14,149	$10,698	$10,812
Apr 22	$10,124	$9,180	$13,016	$10,136	$10,282
May 22	$10,192	$9,230	$13,032	$10,206	$10,337
Jun 22	$9,825	$9,046	$11,933	$9,837	$9,948
Jul 22	$10,215	$9,273	$12,766	$10,228	$10,337
Aug 22	$9,868	$9,032	$12,296	$9,881	$9,999
Sep 22	$9,301	$8,643	$11,119	$9,313	$9,447
Oct 22	$9,375	$8,548	$11,790	$9,388	$9,563
Nov 22	$9,869	$8,867	$12,705	$9,884	$10,080
Dec 22	$9,657	$8,837	$12,205	$9,671	$9,850
Jan 23	$10,109	$9,111	$13,080	$10,124	$10,293
Feb 23	$9,822	$8,887	$12,705	$9,836	$10,018
Mar 23	$10,092	$9,095	$13,097	$10,106	$10,284
Apr 23	$10,166	$9,151	$13,285	$10,180	$10,369
May 23	$10,053	$9,056	$13,143	$10,068	$10,259
Jun 23	$10,196	$9,042	$13,906	$10,211	$10,438
Jul 23	$10,309	$9,051	$14,415	$10,326	$10,550
Aug 23	$10,173	$8,996	$14,012	$10,189	$10,422
Sep 23	$9,850	$8,782	$13,432	$9,864	$10,123
Oct 23	$9,655	$8,650	$13,029	$9,670	$9,939
Nov 23	$10,222	$9,039	$14,231	$10,238	$10,501
Dec 23	$10,645	$9,382	$14,915	$10,663	$10,928
Jan 24	$10,626	$9,360	$15,002	$10,645	$10,957
Feb 24	$10,674	$9,247	$15,646	$10,692	$10,986
Mar 24	$10,844	$9,338	$16,137	$10,864	$11,172
Apr 24	$10,529	$9,120	$15,605	$10,548	$10,881
May 24	$10,799	$9,271	$16,238	$10,819	$11,154
Jun 24	$10,931	$9,356	$16,600	$10,952	$11,269
Jul 24	$11,180	$9,568	$16,868	$11,202	$11,515
Aug 24	$11,368	$9,709	$17,296	$11,391	$11,708
Sep 24	$11,555	$9,842	$17,698	$11,579	$11,893
Oct 24	$11,268	$9,619	$17,301	$11,292	$11,635
Nov 24	$11,502	$9,720	$17,948	$11,528	$11,861
Dec 24	$11,263	$9,573	$17,523	$11,288	$11,648
Jan 25	$11,417	$9,631	$18,111	$11,442	$11,800
Feb 25	$11,555	$9,830	$18,002	$11,582	$11,943
Mar 25	$11,423	$9,828	$17,291	$11,449	$11,809
Apr 25	$11,453	$9,863	$17,452	$11,480	$11,872
May 25	$11,606	$9,813	$18,455	$11,634	$12,048
Jun 25	$11,902	$9,966	$19,284	$11,931	$12,339
Jul 25	$11,920	$9,951	$19,545	$11,950	$12,366

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	6.62%	2.86%	3.48%
Bloomberg U.S. Universal Index...
	4.00	(0.52)	(0.10)
MSCI All Country World Index (Net)...
	15.87	12.79	13.95
BlackRock ESG Aware Conservative Allocation Index...
	6.68	2.91	3.53
S&P Target Risk Conservative Index...
	7.39	3.65	4.22

Key Fund statistics

Net Assets...
$8,634,878
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$4,968
Portfolio Turnover Rate...
3%

The Fund will no longer compare its performance to the S&P Target Risk Conservative Index as it added multiple broad-based securities market indexes in response to new regulatory requirements.

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
67.2%
Domestic Equity...
22.7
International Equity...
10.1
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
67.2%
iShares ESG Aware MSCI USA ETF...
20.8
iShares ESG Aware MSCI EAFE ETF...
6.8
iShares ESG Aware MSCI EM ETF...
3.3
iShares ESG Aware MSCI USA Small-Cap ETF...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective February 19, 2025, the name of the Fund was changed from iShares ESG Aware Conservative Allocation ETF to iShares ESG Aware 30/70 Conservative Allocation ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC, Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 30/70 Conservative Allocation ETF

Annual Shareholder Report — July 31, 2025

EAOK-07/25-AR

iShares ESG Aware 40/60 Moderate Allocation ETF

EAOM | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares ESG Aware 40/60 Moderate Allocation ETF (the “Fund”) (Formerly known as iShares ESG Aware Moderate Allocation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 40/60 Moderate Allocation ETF	$5Footnote Reference(a)	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.74%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S.  equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Additionally, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

In the fixed-income segment, U.S.-denominated investment-grade bonds also provided a meaningful contribution, especially among financial issuers.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	BlackRock ESG Aware Moderate Allocation Index	S&P Target Risk Moderate Index
Jun 20	$10,103	$10,039	$10,171	$10,105	$10,085
Jul 20	$10,402	$10,216	$10,708	$10,406	$10,380
Aug 20	$10,629	$10,157	$11,364	$10,630	$10,595
Sep 20	$10,470	$10,139	$10,998	$10,471	$10,459
Oct 20	$10,348	$10,102	$10,730	$10,349	$10,345
Nov 20	$10,915	$10,234	$12,053	$10,920	$10,893
Dec 20	$11,135	$10,269	$12,612	$11,143	$11,132
Jan 21	$11,095	$10,205	$12,555	$11,105	$11,080
Feb 21	$11,115	$10,073	$12,846	$11,124	$11,116
Mar 21	$11,203	$9,956	$13,189	$11,213	$11,221
Apr 21	$11,422	$10,040	$13,766	$11,434	$11,463
May 21	$11,510	$10,078	$13,980	$11,521	$11,556
Jun 21	$11,631	$10,151	$14,164	$11,641	$11,654
Jul 21	$11,729	$10,253	$14,262	$11,742	$11,766
Aug 21	$11,838	$10,247	$14,619	$11,850	$11,869
Sep 21	$11,563	$10,159	$14,015	$11,578	$11,603
Oct 21	$11,813	$10,151	$14,730	$11,828	$11,837
Nov 21	$11,704	$10,163	$14,375	$11,719	$11,741
Dec 21	$11,886	$10,156	$14,950	$11,905	$11,924
Jan 22	$11,471	$9,934	$14,216	$11,487	$11,568
Feb 22	$11,249	$9,798	$13,849	$11,265	$11,349
Mar 22	$11,143	$9,535	$14,149	$11,159	$11,264
Apr 22	$10,513	$9,180	$13,016	$10,526	$10,664
May 22	$10,579	$9,230	$13,032	$10,592	$10,724
Jun 22	$10,132	$9,046	$11,933	$10,142	$10,252
Jul 22	$10,580	$9,273	$12,766	$10,593	$10,698
Aug 22	$10,209	$9,032	$12,296	$10,221	$10,333
Sep 22	$9,567	$8,643	$11,119	$9,577	$9,706
Oct 22	$9,717	$8,548	$11,790	$9,728	$9,894
Nov 22	$10,269	$8,867	$12,705	$10,283	$10,474
Dec 22	$10,010	$8,837	$12,205	$10,022	$10,205
Jan 23	$10,523	$9,111	$13,080	$10,536	$10,710
Feb 23	$10,220	$8,887	$12,705	$10,231	$10,414
Mar 23	$10,500	$9,095	$13,097	$10,513	$10,694
Apr 23	$10,584	$9,151	$13,285	$10,597	$10,795
May 23	$10,469	$9,056	$13,143	$10,482	$10,675
Jun 23	$10,684	$9,042	$13,906	$10,698	$10,923
Jul 23	$10,843	$9,051	$14,415	$10,857	$11,080
Aug 23	$10,674	$8,996	$14,012	$10,688	$10,918
Sep 23	$10,313	$8,782	$13,432	$10,326	$10,582
Oct 23	$10,096	$8,650	$13,029	$10,108	$10,375
Nov 23	$10,735	$9,039	$14,231	$10,749	$11,007
Dec 23	$11,193	$9,382	$14,915	$11,210	$11,471
Jan 24	$11,177	$9,360	$15,002	$11,194	$11,499
Feb 24	$11,293	$9,247	$15,646	$11,311	$11,598
Mar 24	$11,501	$9,338	$16,137	$11,520	$11,824
Apr 24	$11,153	$9,120	$15,605	$11,171	$11,500
May 24	$11,470	$9,271	$16,238	$11,490	$11,824
Jun 24	$11,625	$9,356	$16,600	$11,646	$11,955
Jul 24	$11,884	$9,568	$16,868	$11,906	$12,213
Aug 24	$12,093	$9,709	$17,296	$12,117	$12,430
Sep 24	$12,304	$9,842	$17,698	$12,329	$12,637
Oct 24	$12,002	$9,619	$17,301	$12,026	$12,359
Nov 24	$12,291	$9,720	$17,948	$12,317	$12,631
Dec 24	$12,021	$9,573	$17,523	$12,046	$12,386
Jan 25	$12,215	$9,631	$18,111	$12,241	$12,578
Feb 25	$12,325	$9,830	$18,002	$12,352	$12,704
Mar 25	$12,133	$9,828	$17,291	$12,159	$12,520
Apr 25	$12,166	$9,863	$17,452	$12,193	$12,589
May 25	$12,407	$9,813	$18,455	$12,435	$12,851
Jun 25	$12,766	$9,966	$19,284	$12,796	$13,205
Jul 25	$12,803	$9,951	$19,545	$12,833	$13,251

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	7.74%	4.24%	4.93%
Bloomberg U.S. Universal Index...
	4.00	(0.52)	(0.10)
MSCI All Country World Index (Net)...
	15.87	12.79	13.95
BlackRock ESG Aware Moderate Allocation Index...
	7.79	4.28	4.98
S&P Target Risk Moderate Index...
	8.50	5.00	5.64

Key Fund statistics

Net Assets...
$6,473,488
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$3,360
Portfolio Turnover Rate...
5%

The Fund will no longer compare its performance to the S&P Target Risk Moderate Index as it added multiple broad-based securities market indexes in response to new regulatory requirements.

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
56.8%
Domestic Equity...
29.9
International Equity...
13.3
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
56.8%
iShares ESG Aware MSCI USA ETF...
27.4
iShares ESG Aware MSCI EAFE ETF...
8.9
iShares ESG Aware MSCI EM ETF...
4.4
iShares ESG Aware MSCI USA Small-Cap ETF...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective February 19, 2025, the name of the Fund was changed from iShares ESG Aware Moderate Allocation ETF to iShares ESG Aware 40/60 Moderate Allocation ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC, Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 40/60 Moderate Allocation ETF

Annual Shareholder Report — July 31, 2025

EAOM-07/25-AR

iShares ESG Aware 60/40 Balanced Allocation ETF

EAOR | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares ESG Aware 60/40 Balanced Allocation ETF (the “Fund”) (Formerly known as iShares ESG Aware Growth Allocation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 60/40 Balanced Allocation ETF	$4Footnote Reference(a)	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 9.96%.

  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Bloomberg U.S. Universal Index returned 4.00%.

What contributed to performance?

U.S.  equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Additionally, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

In the fixed-income segment, U.S.-denominated investment-grade bonds also provided a meaningful contribution, especially among financial issuers.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	BlackRock ESG Aware Balanced Allocation Index	S&P Target Risk Balanced Index
Jun 20	$10,131	$10,171	$10,039	$10,131	$10,102
Jul 20	$10,508	$10,708	$10,216	$10,512	$10,467
Aug 20	$10,878	$11,364	$10,157	$10,884	$10,820
Sep 20	$10,652	$10,998	$10,139	$10,656	$10,621
Oct 20	$10,500	$10,730	$10,102	$10,504	$10,465
Nov 20	$11,314	$12,053	$10,234	$11,320	$11,243
Dec 20	$11,649	$12,612	$10,269	$11,659	$11,587
Jan 21	$11,629	$12,555	$10,205	$11,639	$11,539
Feb 21	$11,745	$12,846	$10,073	$11,753	$11,677
Mar 21	$11,922	$13,189	$9,956	$11,932	$11,884
Apr 21	$12,243	$13,766	$10,040	$12,254	$12,220
May 21	$12,367	$13,980	$10,078	$12,380	$12,359
Jun 21	$12,512	$14,164	$10,151	$12,525	$12,467
Jul 21	$12,592	$14,262	$10,253	$12,617	$12,583
Aug 21	$12,786	$14,619	$10,247	$12,801	$12,753
Sep 21	$12,411	$14,015	$10,159	$12,428	$12,389
Oct 21	$12,806	$14,730	$10,151	$12,825	$12,769
Nov 21	$12,616	$14,375	$10,163	$12,634	$12,599
Dec 21	$12,908	$14,950	$10,156	$12,926	$12,904
Jan 22	$12,392	$14,216	$9,934	$12,410	$12,457
Feb 22	$12,100	$13,849	$9,798	$12,119	$12,182
Mar 22	$12,097	$14,149	$9,535	$12,116	$12,202
Apr 22	$11,308	$13,016	$9,180	$11,325	$11,449
May 22	$11,367	$13,032	$9,230	$11,385	$11,524
Jun 22	$10,741	$11,933	$9,046	$10,754	$10,867
Jul 22	$11,320	$12,766	$9,273	$11,335	$11,437
Aug 22	$10,896	$12,296	$9,032	$10,911	$11,013
Sep 22	$10,090	$11,119	$8,643	$10,102	$10,221
Oct 22	$10,409	$11,790	$8,548	$10,423	$10,571
Nov 22	$11,089	$12,705	$8,867	$11,105	$11,286
Dec 22	$10,727	$12,205	$8,837	$10,741	$10,933
Jan 23	$11,371	$13,080	$9,111	$11,386	$11,570
Feb 23	$11,032	$12,705	$8,887	$11,045	$11,231
Mar 23	$11,338	$13,097	$9,095	$11,352	$11,541
Apr 23	$11,441	$13,285	$9,151	$11,456	$11,676
May 23	$11,320	$13,143	$9,056	$11,335	$11,535
Jun 23	$11,696	$13,906	$9,042	$11,713	$11,938
Jul 23	$11,956	$14,415	$9,051	$11,974	$12,193
Aug 23	$11,715	$14,012	$8,996	$11,732	$11,958
Sep 23	$11,273	$13,432	$8,782	$11,288	$11,541
Oct 23	$11,005	$13,029	$8,650	$11,019	$11,281
Nov 23	$11,804	$14,231	$9,039	$11,821	$12,069
Dec 23	$12,342	$14,915	$9,382	$12,361	$12,615
Jan 24	$12,332	$15,002	$9,360	$12,351	$12,638
Feb 24	$12,603	$15,646	$9,247	$12,623	$12,895
Mar 24	$12,895	$16,137	$9,338	$12,916	$13,210
Apr 24	$12,475	$15,605	$9,120	$12,495	$12,812
May 24	$12,900	$16,238	$9,271	$12,922	$13,255
Jun 24	$13,105	$16,600	$9,356	$13,129	$13,423
Jul 24	$13,387	$16,868	$9,568	$13,411	$13,703
Aug 24	$13,645	$17,296	$9,709	$13,671	$13,975
Sep 24	$13,909	$17,698	$9,842	$13,935	$14,231
Oct 24	$13,574	$17,301	$9,619	$13,600	$13,912
Nov 24	$13,993	$17,948	$9,720	$14,021	$14,288
Dec 24	$13,652	$17,523	$9,573	$13,678	$13,968
Jan 25	$13,940	$18,111	$9,631	$13,967	$14,257
Feb 25	$13,981	$18,002	$9,830	$14,009	$14,337
Mar 25	$13,648	$17,291	$9,828	$13,675	$14,038
Apr 25	$13,687	$17,452	$9,863	$13,713	$14,119
May 25	$14,134	$18,455	$9,813	$14,162	$14,582
Jun 25	$14,638	$19,284	$9,966	$14,668	$15,081
Jul 25	$14,720	$19,545	$9,951	$14,751	$15,168

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	9.96%	6.97%	7.82%
MSCI All Country World Index (Net)...
	15.87	12.79	13.95
Bloomberg U.S. Universal Index...
	4.00	(0.52)	(0.10)
BlackRock ESG Aware Balanced Allocation Index...
	9.99	7.01	7.87
S&P Target Risk Balanced Index...
	10.69	7.70	8.45

Key Fund statistics

Net Assets...
$22,526,425
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$7,813
Portfolio Turnover Rate...
4%

The Fund will no longer compare its performance to the S&P Target Risk Balanced Index as it added multiple broad-based securities market indexes in response to new regulatory requirements.

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
43.6%
Domestic Fixed Income...
36.9
International Equity...
19.5
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
40.0%
iShares ESG Aware U.S. Aggregate Bond ETF...
36.9
iShares ESG Aware MSCI EAFE ETF...
13.0
iShares ESG Aware MSCI EM ETF...
6.4
iShares ESG Aware MSCI USA Small-Cap ETF...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective February 19, 2025, the name of the Fund was changed from iShares ESG Aware Growth Allocation ETF to iShares ESG Aware 60/40 Balanced Allocation ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Bloomberg Index Services Limited, S&P Dow Jones Indices LLC or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 60/40 Balanced Allocation ETF

Annual Shareholder Report — July 31, 2025

EAOR-07/25-AR

iShares ESG Aware 80/20 Aggressive Allocation ETF

EAOA | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares ESG Aware 80/20 Aggressive Allocation ETF (the “Fund”) (Formerly known as iShares ESG Aware Aggressive Allocation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 80/20 Aggressive Allocation ETF	$2Footnote Reference(a)	0.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 12.13%.

  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Bloomberg U.S. Universal Index returned 4.00%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Additionally, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks also contributed. German stocks were driven by strong corporate earnings from global-facing companies and optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense, which supported firms in the country’s industrials space. Emerging-market equities also contributed, especially Chinese stocks, which benefited from the country’s historic stimulus efforts.

What detracted from performance?

There were no material detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	BlackRock ESG Aware Aggressive Allocation Index	S&P Target Risk Aggressive Index
Jun 20	$10,154	$10,171	$10,039	$10,157	$10,119
Jul 20	$10,610	$10,708	$10,216	$10,614	$10,551
Aug 20	$11,122	$11,364	$10,157	$11,128	$11,038
Sep 20	$10,828	$10,998	$10,139	$10,835	$10,777
Oct 20	$10,648	$10,730	$10,102	$10,654	$10,580
Nov 20	$11,718	$12,053	$10,234	$11,726	$11,598
Dec 20	$12,174	$12,612	$10,269	$12,186	$12,051
Jan 21	$12,174	$12,555	$10,205	$12,186	$12,008
Feb 21	$12,390	$12,846	$10,073	$12,399	$12,252
Mar 21	$12,662	$13,189	$9,956	$12,673	$12,565
Apr 21	$13,088	$13,766	$10,040	$13,100	$13,000
May 21	$13,256	$13,980	$10,078	$13,270	$13,190
Jun 21	$13,425	$14,164	$10,151	$13,441	$13,309
Jul 21	$13,509	$14,262	$10,253	$13,523	$13,428
Aug 21	$13,778	$14,619	$10,247	$13,794	$13,673
Sep 21	$13,287	$14,015	$10,159	$13,308	$13,201
Oct 21	$13,848	$14,730	$10,151	$13,870	$13,745
Nov 21	$13,566	$14,375	$10,163	$13,585	$13,489
Dec 21	$13,974	$14,950	$10,156	$13,998	$13,933
Jan 22	$13,349	$14,216	$9,934	$13,372	$13,384
Feb 22	$12,981	$13,849	$9,798	$13,002	$13,047
Mar 22	$13,099	$14,149	$9,535	$13,120	$13,188
Apr 22	$12,132	$13,016	$9,180	$12,151	$12,264
May 22	$12,184	$13,032	$9,230	$12,203	$12,355
Jun 22	$11,354	$11,933	$9,046	$11,367	$11,489
Jul 22	$12,081	$12,766	$9,273	$12,096	$12,199
Aug 22	$11,600	$12,296	$9,032	$11,614	$11,709
Sep 22	$10,608	$11,119	$8,643	$10,620	$10,733
Oct 22	$11,124	$11,790	$8,548	$11,138	$11,268
Nov 22	$11,944	$12,705	$8,867	$11,959	$12,132
Dec 22	$11,467	$12,205	$8,837	$11,480	$11,685
Jan 23	$12,255	$13,080	$9,111	$12,269	$12,468
Feb 23	$11,878	$12,705	$8,887	$11,890	$12,083
Mar 23	$12,210	$13,097	$9,095	$12,223	$12,424
Apr 23	$12,337	$13,285	$9,151	$12,350	$12,598
May 23	$12,210	$13,143	$9,056	$12,222	$12,432
Jun 23	$12,771	$13,906	$9,042	$12,785	$13,012
Jul 23	$13,147	$14,415	$9,051	$13,162	$13,381
Aug 23	$12,824	$14,012	$8,996	$12,838	$13,062
Sep 23	$12,291	$13,432	$8,782	$12,303	$12,553
Oct 23	$11,966	$13,029	$8,650	$11,978	$12,234
Nov 23	$12,946	$14,231	$9,039	$12,961	$13,200
Dec 23	$13,572	$14,915	$9,382	$13,590	$13,835
Jan 24	$13,568	$15,002	$9,360	$13,585	$13,854
Feb 24	$14,021	$15,646	$9,247	$14,039	$14,294
Mar 24	$14,410	$16,137	$9,338	$14,429	$14,711
Apr 24	$13,907	$15,605	$9,120	$13,926	$14,231
May 24	$14,461	$16,238	$9,271	$14,482	$14,812
Jun 24	$14,726	$16,600	$9,356	$14,748	$15,023
Jul 24	$15,031	$16,868	$9,568	$15,054	$15,326
Aug 24	$15,345	$17,296	$9,709	$15,369	$15,662
Sep 24	$15,670	$17,698	$9,842	$15,694	$15,974
Oct 24	$15,301	$17,301	$9,619	$15,325	$15,608
Nov 24	$15,876	$17,948	$9,720	$15,902	$16,110
Dec 24	$15,452	$17,523	$9,573	$15,475	$15,702
Jan 25	$15,854	$18,111	$9,631	$15,877	$16,107
Feb 25	$15,807	$18,002	$9,830	$15,830	$16,128
Mar 25	$15,301	$17,291	$9,828	$15,323	$15,689
Apr 25	$15,344	$17,452	$9,863	$15,366	$15,785
May 25	$16,041	$18,455	$9,813	$16,065	$16,489
Jun 25	$16,717	$19,284	$9,966	$16,743	$17,159
Jul 25	$16,855	$19,545	$9,951	$16,881	$17,297

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	12.13%	9.70%	10.70%
MSCI All Country World Index (Net)...
	15.87	12.79	13.95
Bloomberg U.S. Universal Index...
	4.00	(0.52)	(0.10)
BlackRock ESG Aware Aggressive Allocation Index...
	12.14	9.73	10.74
S&P Target Risk Aggressive Index...
	12.86	10.39	11.26

Key Fund statistics

Net Assets...
$30,858,733
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$6,505
Portfolio Turnover Rate...
3%

The Fund will no longer compare its performance to the S&P Target Risk Aggressive Index as it added multiple broad-based securities market indexes in response to new regulatory requirements.

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
56.7%
International Equity...
25.3
Domestic Fixed Income...
18.0
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
51.9%
iShares ESG Aware U.S. Aggregate Bond ETF...
18.0
iShares ESG Aware MSCI EAFE ETF...
16.9
iShares ESG Aware MSCI EM ETF...
8.4
iShares ESG Aware MSCI USA Small-Cap ETF...
4.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective February 19, 2025, the name of the Fund was changed from iShares ESG Aware Aggressive Allocation ETF to iShares ESG Aware 80/20 Aggressive Allocation ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Bloomberg Index Services Limited, S&P Dow Jones Indices LLC or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 80/20 Aggressive Allocation ETF

Annual Shareholder Report — July 31, 2025

EAOA-07/25-AR

iShares MSCI USA Small-Cap Min Vol Factor ETF

SMMV | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Min Vol Factor ETF	$21	0.20%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 5.95%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Small Cap Minimum Volatility Index returned 6.10%.

What contributed to performance?

Small-cap insurance stocks in the financials sector were leading contributors to the Fund’s return during the reporting period. Property and casualty names gained as they experienced growth in premiums, robust underwriting trends, operational efficiency, and record investment income. Also within the financials sector, firms that provide investment banking and brokerage services gained amid increased trading volume and volatility. The Utilities Sector, companies that provide electric utilities advanced due to strong customer growth and increased electricity demand.

What detracted from performance?

There were no material detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 7, 2016 through July 31, 2025

Initial Investment of $10,000

	Fund	MSCI USA Index	MSCI USA Small Cap Minimum Volatility Index
Sep 16	$9,789	$9,933	$9,786
Oct 16	$9,594	$9,744	$9,585
Nov 16	$10,096	$10,096	$10,098
Dec 16	$10,409	$10,285	$10,418
Jan 17	$10,461	$10,498	$10,468
Feb 17	$10,702	$10,910	$10,713
Mar 17	$10,798	$10,926	$10,811
Apr 17	$11,004	$11,044	$11,020
May 17	$11,048	$11,195	$11,060
Jun 17	$11,158	$11,265	$11,174
Jul 17	$11,251	$11,494	$11,269
Aug 17	$11,251	$11,532	$11,271
Sep 17	$11,466	$11,767	$11,488
Oct 17	$11,600	$12,037	$11,622
Nov 17	$11,978	$12,403	$12,006
Dec 17	$11,860	$12,537	$11,889
Jan 18	$12,032	$13,257	$12,063
Feb 18	$11,591	$12,770	$11,622
Mar 18	$11,865	$12,459	$11,900
Apr 18	$11,996	$12,509	$12,036
May 18	$12,487	$12,814	$12,529
Jun 18	$12,771	$12,901	$12,818
Jul 18	$12,960	$13,364	$13,014
Aug 18	$13,544	$13,807	$13,602
Sep 18	$13,487	$13,870	$13,549
Oct 18	$12,728	$12,907	$12,783
Nov 18	$12,996	$13,158	$13,059
Dec 18	$12,036	$11,973	$12,095
Jan 19	$12,891	$12,958	$12,959
Feb 19	$13,323	$13,391	$13,395
Mar 19	$13,411	$13,639	$13,484
Apr 19	$13,731	$14,186	$13,809
May 19	$13,340	$13,289	$13,420
Jun 19	$13,931	$14,222	$14,017
Jul 19	$14,245	$14,442	$14,338
Aug 19	$14,236	$14,191	$14,335
Sep 19	$14,360	$14,443	$14,461
Oct 19	$14,511	$14,758	$14,612
Nov 19	$14,771	$15,313	$14,873
Dec 19	$14,984	$15,762	$15,088
Jan 20	$14,904	$15,792	$15,017
Feb 20	$13,633	$14,505	$13,736
Mar 20	$10,962	$12,665	$11,051
Apr 20	$11,908	$14,331	$11,997
May 20	$12,357	$15,076	$12,454
Jun 20	$12,317	$15,420	$12,418
Jul 20	$12,716	$16,336	$12,828
Aug 20	$13,035	$17,562	$13,154
Sep 20	$12,463	$16,907	$12,578
Oct 20	$12,583	$16,467	$12,699
Nov 20	$13,736	$18,372	$13,863
Dec 20	$14,527	$19,130	$14,660
Jan 21	$14,844	$18,953	$14,982
Feb 21	$15,381	$19,447	$15,525
Mar 21	$15,834	$20,179	$15,987
Apr 21	$16,393	$21,277	$16,555
May 21	$16,273	$21,380	$16,437
Jun 21	$16,387	$21,975	$16,550
Jul 21	$16,361	$22,494	$16,520
Aug 21	$16,663	$23,158	$16,839
Sep 21	$16,065	$22,065	$16,234
Oct 21	$16,485	$23,604	$16,657
Nov 21	$16,056	$23,366	$16,228
Dec 21	$16,956	$24,290	$17,142
Jan 22	$15,849	$22,914	$16,024
Feb 22	$15,724	$22,243	$15,899
Mar 22	$16,186	$23,025	$16,365
Apr 22	$15,376	$20,938	$15,545
May 22	$15,312	$20,892	$15,484
Jun 22	$14,891	$19,163	$15,061
Jul 22	$15,678	$20,950	$15,859
Aug 22	$15,120	$20,129	$15,291
Sep 22	$13,983	$18,262	$14,141
Oct 22	$15,191	$19,712	$15,365
Nov 22	$15,905	$20,785	$16,083
Dec 22	$15,280	$19,563	$15,461
Jan 23	$15,936	$20,850	$16,113
Feb 23	$15,766	$20,352	$15,951
Mar 23	$15,404	$21,075	$15,581
Apr 23	$15,324	$21,342	$15,498
May 23	$14,688	$21,481	$14,855
Jun 23	$15,263	$22,914	$15,434
Jul 23	$15,660	$23,702	$15,839
Aug 23	$15,289	$23,303	$15,463
Sep 23	$14,782	$22,210	$14,952
Oct 23	$14,521	$21,699	$14,689
Nov 23	$15,274	$23,745	$15,451
Dec 23	$16,039	$24,864	$16,227
Jan 24	$15,910	$25,251	$16,100
Feb 24	$16,413	$26,606	$16,610
Mar 24	$16,909	$27,452	$17,113
Apr 24	$16,292	$26,319	$16,493
May 24	$16,919	$27,576	$17,130
Jun 24	$16,877	$28,562	$17,088
Jul 24	$18,085	$28,921	$18,321
Aug 24	$18,356	$29,618	$18,596
Sep 24	$18,570	$30,256	$18,819
Oct 24	$18,588	$30,032	$18,842
Nov 24	$20,185	$31,912	$20,466
Dec 24	$18,983	$31,100	$19,248
Jan 25	$19,337	$32,047	$19,607
Feb 25	$19,232	$31,542	$19,496
Mar 25	$19,076	$29,696	$19,342
Apr 25	$18,942	$29,544	$19,214
May 25	$19,319	$31,451	$19,595
Jun 25	$19,406	$33,069	$19,686
Jul 25	$19,162	$33,826	$19,438

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.95%	8.55%	7.58%
MSCI USA Index...
	16.96	15.67	14.68
MSCI USA Small Cap Minimum Volatility Index...
	6.10	8.67	7.76

Key Fund statistics

Net Assets...
$325,501,337
Number of Portfolio Holdings...
309
Net Investment Advisory Fees...
$640,866
Portfolio Turnover Rate...
43%

The inception date of the Fund was September 7, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
16.0%
Industrials...
14.5
Financials...
12.4
Consumer Staples...
9.6
Real Estate...
8.1
Information Technology...
8.0
Consumer Discretionary...
7.9
Utilities...
7.9
Communication Services...
6.8
Materials...
4.8
Energy...
4.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Ensign Group, Inc. (The)...
1.6%
Pinnacle West Capital Corp...
1.5
AptarGroup, Inc...
1.5
Agree Realty Corp...
1.5
Old Republic International Corp...
1.5
Omega Healthcare Investors, Inc...
1.4
IDACORP, Inc...
1.4
Royal Gold, Inc...
1.3
OGE Energy Corp...
1.3
Ingredion, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Small-Cap Min Vol Factor ETF

Annual Shareholder Report — July 31, 2025

SMMV-07/25-AR

iShares U.S. Equity Factor ETF

LRGF | NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares U.S. Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor ETF	$9	0.08%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 17.48%.

  For the same period, the S&P Total Markets Index returned 15.73% and the STOXX U.S. Equity Factor Index (Spliced) returned 17.56%.

What contributed to performance?

During the reporting period, stocks in the information technology sector were the leading contributors to the Fund’s return. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI, data center expansions, and continued innovation in chips and network solutions. Systems software firms benefited from strong demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies, while application software companies, spanning chip designers and industrial and financial software innovators, contributed as they accelerated their AI-driven monetization through AI-native tools and platform enhancements. Capital markets firms in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Finally, broadline retail companies in the consumer discretionary sector were supported by continued positive e-commerce growth and the use of AI-powered tools to improve efficiency

What detracted from performance?

U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	STOXX U.S. Equity Factor Index (Spliced)
Aug 15	$9,408	$9,400	$9,410
Sep 15	$9,202	$9,123	$9,204
Oct 15	$9,769	$9,841	$9,771
Nov 15	$9,757	$9,896	$9,764
Dec 15	$9,573	$9,696	$9,583
Jan 16	$9,021	$9,145	$9,031
Feb 16	$9,117	$9,142	$9,131
Mar 16	$9,767	$9,786	$9,788
Apr 16	$9,683	$9,846	$9,701
May 16	$9,755	$10,023	$9,779
Jun 16	$9,766	$10,042	$9,792
Jul 16	$10,092	$10,442	$10,125
Aug 16	$10,153	$10,470	$10,187
Sep 16	$10,197	$10,489	$10,234
Oct 16	$10,010	$10,259	$10,047
Nov 16	$10,626	$10,714	$10,667
Dec 16	$10,855	$10,923	$10,894
Jan 17	$11,079	$11,135	$11,122
Feb 17	$11,477	$11,546	$11,523
Mar 17	$11,405	$11,555	$11,454
Apr 17	$11,495	$11,676	$11,543
May 17	$11,703	$11,794	$11,753
Jun 17	$11,768	$11,903	$11,823
Jul 17	$11,986	$12,128	$12,044
Aug 17	$11,969	$12,150	$12,025
Sep 17	$12,337	$12,447	$12,398
Oct 17	$12,695	$12,717	$12,760
Nov 17	$13,177	$13,102	$13,245
Dec 17	$13,162	$13,234	$13,237
Jan 18	$13,700	$13,937	$13,779
Feb 18	$13,183	$13,420	$13,260
Mar 18	$13,092	$13,154	$13,174
Apr 18	$13,150	$13,201	$13,229
May 18	$13,420	$13,574	$13,503
Jun 18	$13,330	$13,664	$13,416
Jul 18	$13,768	$14,121	$13,856
Aug 18	$14,173	$14,612	$14,269
Sep 18	$14,077	$14,635	$14,175
Oct 18	$13,026	$13,551	$13,118
Nov 18	$13,135	$13,822	$13,229
Dec 18	$11,874	$12,533	$11,957
Jan 19	$12,923	$13,613	$13,019
Feb 19	$13,282	$14,091	$13,381
Mar 19	$13,284	$14,293	$13,388
Apr 19	$13,695	$14,862	$13,805
May 19	$12,654	$13,903	$12,757
Jun 19	$13,662	$14,878	$13,781
Jul 19	$13,821	$15,096	$13,945
Aug 19	$13,460	$14,792	$13,581
Sep 19	$13,810	$15,047	$13,938
Oct 19	$14,187	$15,366	$14,319
Nov 19	$14,680	$15,947	$14,818
Dec 19	$14,987	$16,406	$15,135
Jan 20	$14,804	$16,386	$14,953
Feb 20	$13,591	$15,045	$13,730
Mar 20	$11,566	$12,968	$11,684
Apr 20	$12,917	$14,687	$13,048
May 20	$13,603	$15,475	$13,745
Jun 20	$13,654	$15,832	$13,798
Jul 20	$14,304	$16,726	$14,457
Aug 20	$15,012	$17,928	$15,173
Sep 20	$14,638	$17,269	$14,798
Oct 20	$14,484	$16,901	$14,643
Nov 20	$15,957	$18,966	$16,134
Dec 20	$16,674	$19,817	$16,863
Jan 21	$16,709	$19,753	$16,904
Feb 21	$17,143	$20,386	$17,346
Mar 21	$17,998	$21,095	$18,214
Apr 21	$18,667	$22,179	$18,893
May 21	$18,867	$22,279	$19,103
Jun 21	$19,027	$22,844	$19,270
Jul 21	$19,387	$23,237	$19,639
Aug 21	$19,915	$23,902	$20,177
Sep 21	$18,772	$22,817	$19,017
Oct 21	$19,904	$24,349	$20,165
Nov 21	$19,583	$23,990	$19,846
Dec 21	$20,818	$24,902	$21,101
Jan 22	$19,593	$23,407	$19,864
Feb 22	$19,271	$22,818	$19,539
Mar 22	$19,952	$23,558	$20,233
Apr 22	$18,556	$21,433	$18,819
May 22	$18,629	$21,390	$18,894
Jun 22	$17,076	$19,591	$17,315
Jul 22	$18,692	$21,429	$18,955
Aug 22	$18,016	$20,619	$18,270
Sep 22	$16,404	$18,697	$16,636
Oct 22	$17,789	$20,223	$18,042
Nov 22	$18,795	$21,291	$19,062
Dec 22	$17,743	$20,039	$17,995
Jan 23	$18,879	$21,436	$19,149
Feb 23	$18,487	$20,940	$18,751
Mar 23	$18,943	$21,491	$19,215
Apr 23	$19,088	$21,706	$19,363
May 23	$19,133	$21,800	$19,409
Jun 23	$20,449	$23,294	$20,746
Jul 23	$21,139	$24,133	$21,448
Aug 23	$20,816	$23,660	$21,123
Sep 23	$19,952	$22,528	$20,248
Oct 23	$19,458	$21,921	$19,748
Nov 23	$21,206	$23,978	$21,525
Dec 23	$22,318	$25,261	$22,655
Jan 24	$22,735	$25,540	$23,080
Feb 24	$24,075	$26,928	$24,442
Mar 24	$24,999	$27,799	$25,383
Apr 24	$23,888	$26,573	$24,257
May 24	$25,161	$27,834	$25,551
Jun 24	$25,923	$28,699	$26,327
Jul 24	$26,294	$29,227	$26,706
Aug 24	$26,879	$29,852	$27,303
Sep 24	$27,468	$30,467	$27,903
Oct 24	$27,292	$30,250	$27,728
Nov 24	$29,208	$32,265	$29,678
Dec 24	$28,277	$31,292	$28,732
Jan 25	$29,261	$32,251	$29,735
Feb 25	$28,975	$31,642	$29,447
Mar 25	$27,180	$29,768	$27,622
Apr 25	$27,119	$29,564	$27,561
May 25	$28,788	$31,458	$29,256
Jun 25	$30,222	$33,069	$30,718
Jul 25	$30,890	$33,824	$31,397

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.48%	16.65%	11.94%
S&P Total Market Index...
	15.73	15.12	12.96
STOXX U.S. Equity Factor Index (Spliced)...
	17.56	16.78	12.12

Key Fund statistics

Net Assets...
$2,699,850,373
Number of Portfolio Holdings...
289
Net Investment Advisory Fees...
$1,850,963
Portfolio Turnover Rate...
20%

The performance of the STOXX U.S. Equity Factor Index (Spliced)  in this report reflects the performance of the MSCI USA Diversified Multiple-Factor Index through May 31, 2022 and, beginning on June 1, 2022, the performance of the STOXX U.S. Equity Factor Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.3%
Financials...
13.7
Consumer Discretionary...
12.1
Health Care...
9.4
Industrials...
7.6
Communication Services...
7.4
Consumer Staples...
6.2
Energy...
2.9
Utilities...
2.5
Materials...
2.2
Real Estate...
1.7
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.5%
Microsoft Corp...
6.5
Apple, Inc...
5.4
Amazon.com, Inc...
3.4
Meta Platforms, Inc., Class A...
2.8
Broadcom, Inc...
2.7
JPMorgan Chase & Co...
1.8
Alphabet, Inc., Class C, NVS...
1.6
Visa, Inc., Class A...
1.4
Booking Holdings, Inc...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, MSCI Inc. or STOXX and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Equity Factor ETF

Annual Shareholder Report — July 31, 2025

LRGF-07/25-AR

iShares U.S. Small-Cap Equity Factor ETF

SMLF | NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Small-Cap Equity Factor ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.03%.

  For the same period, the S&P Total Market Index returned 15.73% and the STOXX U.S. Small-Cap Equity Factor Index (Spliced) returned 7.20%.

What contributed to performance?

During the reporting period, small-cap stocks in the information technology sector led contributors. Application software firms, particularly those with subscription and transaction-based models, gained as investor appetite for high-growth technology increased, further helped by artificial-intelligence (“AI”) growth tailwinds. In the industrials sector, construction and engineering firms gained due to their integral role in the development and maintenance of AI centers. Aerospace and defense firms that provide satellites, spacecraft, and video surveillance tools, gained amid rising geopolitical tensions, which have increased government support for defense spending. In the financials sector, investment banking and brokerage companies benefited from increased trading activity as well as strength in advisory solutions and underwriting.

What detracted from performance?

Stocks in the materials sector were a modest detractor from the Fund’s return during the reporting period. Chemicals firms faced pressure due to weak demand in key manufacturing sectors, overcapacity, rising costs, and tariff uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	STOXX U.S. Small-Cap Equity Factor Index (Spliced)
Aug 15	$9,499	$9,400	$9,499
Sep 15	$9,252	$9,123	$9,244
Oct 15	$9,692	$9,841	$9,684
Nov 15	$9,933	$9,896	$9,930
Dec 15	$9,553	$9,696	$9,551
Jan 16	$8,993	$9,145	$8,994
Feb 16	$9,035	$9,142	$9,037
Mar 16	$9,596	$9,786	$9,605
Apr 16	$9,596	$9,846	$9,602
May 16	$9,846	$10,023	$9,853
Jun 16	$9,843	$10,042	$9,856
Jul 16	$10,303	$10,442	$10,320
Aug 16	$10,368	$10,470	$10,391
Sep 16	$10,452	$10,489	$10,477
Oct 16	$10,153	$10,259	$10,173
Nov 16	$11,271	$10,714	$11,304
Dec 16	$11,702	$10,923	$11,759
Jan 17	$11,672	$11,135	$11,734
Feb 17	$11,764	$11,546	$11,837
Mar 17	$11,768	$11,555	$11,838
Apr 17	$11,937	$11,676	$12,011
May 17	$11,649	$11,794	$11,725
Jun 17	$11,983	$11,903	$12,056
Jul 17	$12,113	$12,128	$12,203
Aug 17	$11,927	$12,150	$12,022
Sep 17	$12,657	$12,447	$12,758
Oct 17	$12,906	$12,717	$13,010
Nov 17	$13,271	$13,102	$13,383
Dec 17	$13,113	$13,234	$13,230
Jan 18	$13,506	$13,937	$13,626
Feb 18	$12,910	$13,420	$13,021
Mar 18	$13,088	$13,154	$13,198
Apr 18	$13,012	$13,201	$13,123
May 18	$13,943	$13,574	$14,059
Jun 18	$14,013	$13,664	$14,133
Jul 18	$14,381	$14,121	$14,516
Aug 18	$15,024	$14,612	$15,178
Sep 18	$14,600	$14,635	$14,754
Oct 18	$13,308	$13,551	$13,450
Nov 18	$13,533	$13,822	$13,683
Dec 18	$12,042	$12,533	$12,171
Jan 19	$13,319	$13,613	$13,467
Feb 19	$13,908	$14,091	$14,066
Mar 19	$13,530	$14,293	$13,689
Apr 19	$14,037	$14,862	$14,205
May 19	$12,811	$13,903	$12,966
Jun 19	$13,638	$14,878	$13,808
Jul 19	$13,885	$15,096	$14,064
Aug 19	$13,251	$14,792	$13,423
Sep 19	$13,555	$15,047	$13,733
Oct 19	$13,912	$15,366	$14,097
Nov 19	$14,428	$15,947	$14,628
Dec 19	$14,671	$16,406	$14,875
Jan 20	$14,264	$16,386	$14,469
Feb 20	$12,828	$15,045	$13,022
Mar 20	$10,199	$12,968	$10,349
Apr 20	$11,452	$14,687	$11,623
May 20	$12,066	$15,475	$12,251
Jun 20	$12,277	$15,832	$12,479
Jul 20	$12,858	$16,726	$13,074
Aug 20	$13,202	$17,928	$13,427
Sep 20	$12,846	$17,269	$13,069
Oct 20	$13,111	$16,901	$13,343
Nov 20	$14,838	$18,966	$15,102
Dec 20	$15,880	$19,817	$16,167
Jan 21	$16,432	$19,753	$16,737
Feb 21	$17,402	$20,386	$17,729
Mar 21	$18,238	$21,095	$18,586
Apr 21	$18,686	$22,179	$19,050
May 21	$18,871	$22,279	$19,245
Jun 21	$19,099	$22,844	$19,483
Jul 21	$19,047	$23,237	$19,434
Aug 21	$19,500	$23,902	$19,903
Sep 21	$18,763	$22,817	$19,156
Oct 21	$19,689	$24,349	$20,105
Nov 21	$19,214	$23,990	$19,626
Dec 21	$20,097	$24,902	$20,533
Jan 22	$18,744	$23,407	$19,159
Feb 22	$19,043	$22,818	$19,469
Mar 22	$19,206	$23,558	$19,641
Apr 22	$17,902	$21,433	$18,312
May 22	$18,483	$21,390	$18,913
Jun 22	$16,551	$19,591	$16,939
Jul 22	$18,242	$21,429	$18,671
Aug 22	$17,613	$20,619	$18,030
Sep 22	$15,846	$18,697	$16,227
Oct 22	$17,875	$20,223	$18,310
Nov 22	$18,825	$21,291	$19,290
Dec 22	$17,683	$20,039	$18,124
Jan 23	$19,355	$21,436	$19,840
Feb 23	$19,087	$20,940	$19,571
Mar 23	$18,297	$21,491	$18,766
Apr 23	$18,008	$21,706	$18,471
May 23	$17,641	$21,800	$18,089
Jun 23	$19,242	$23,294	$19,733
Jul 23	$20,291	$24,133	$20,809
Aug 23	$19,626	$23,660	$20,129
Sep 23	$18,635	$22,528	$19,114
Oct 23	$17,495	$21,921	$17,947
Nov 23	$19,049	$23,978	$19,539
Dec 23	$21,166	$25,261	$21,713
Jan 24	$20,773	$25,540	$21,314
Feb 24	$22,042	$26,928	$22,621
Mar 24	$22,997	$27,799	$23,582
Apr 24	$21,538	$26,573	$22,089
May 24	$22,546	$27,834	$23,127
Jun 24	$22,158	$28,699	$22,729
Jul 24	$23,778	$29,227	$24,396
Aug 24	$23,647	$29,852	$24,265
Sep 24	$24,153	$30,467	$24,787
Oct 24	$23,963	$30,250	$24,597
Nov 24	$26,754	$32,265	$27,466
Dec 24	$24,682	$31,292	$25,342
Jan 25	$25,706	$32,251	$26,396
Feb 25	$24,315	$31,642	$24,969
Mar 25	$22,789	$29,768	$23,406
Apr 25	$22,390	$29,564	$22,998
May 25	$23,846	$31,458	$24,497
Jun 25	$24,953	$33,069	$25,639
Jul 25	$25,451	$33,824	$26,153

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	7.03%	14.63%	9.79%
S&P Total Market Index...
	15.73	15.12	12.96
STOXX U.S. Small-Cap Equity Factor Index (Spliced)...
	7.20	14.87	10.09

Key Fund statistics

Net Assets...
$1,935,980,054
Number of Portfolio Holdings...
865
Net Investment Advisory Fees...
$2,323,025
Portfolio Turnover Rate...
24%

The performance of the STOXX U.S. Small-Cap Equity Factor Index (Spliced) in this report reflects the performance of the MSCI USA Small Cap Diversified Multiple-Factor Index through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX U.S. Small-Cap Equity Factor Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.1%
Financials...
16.5
Consumer Discretionary...
15.0
Information Technology...
14.9
Health Care...
11.0
Real Estate...
5.9
Consumer Staples...
4.0
Materials...
3.9
Energy...
3.8
Communication Services...
3.1
Utilities...
2.8
Security	Percent of Total InvestmentsFootnote Reference(a)
EMCOR Group, Inc...
1.2%
Carvana Co., Class A...
1.0
Jabil, Inc...
0.8
Interactive Brokers Group, Inc., Class A...
0.7
Comfort Systems USA, Inc...
0.7
Williams-Sonoma, Inc...
0.6
Nutanix, Inc., Class A...
0.6
Tapestry, Inc...
0.6
Core & Main, Inc., Class A...
0.6
Evercore, Inc., Class A...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, MSCI Inc. or STOXX and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Small-Cap Equity Factor ETF

Annual Shareholder Report — July 31, 2025

SMLF-07/25-AR

iShares U.S. Tech Breakthrough Multisector ETF

TECB | NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Breakthrough Multisector ETF	$33	0.30%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 18.20%.

  For the same period, the ICE U.S. 3000 Index returned 15.58% and the NYSE FactSet U.S. Tech Breakthrough Index returned 18.56%.

What contributed to performance?

During the reporting period, software stocks in the information technology sector were the leading contributors to the Fund’s return. Systems software firms benefited from robust demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of artificial intelligence (“AI”) technologies. Application software companies benefited from accelerated AI integration into their platforms. In particular, an application software company specializing in AI-enabled data analysis experienced strong growth across its government and commercial sectors. Additionally, semiconductor stocks gained amid unprecedented demand for AI and generative AI, data center expansions, and continued innovation in chips and network solutions. In the communications sector, media and entertainment stocks gained. Strong subscriber growth for a subscription-based streaming service was boosted by its efforts to stop password sharing and content strategy initiatives, while a social media provider operating several platforms saw gains due to a resurgence in advertising revenue.

What detracted from performance?

Select U.S. biotechnology and pharmaceutical stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval. These stocks suffered due to setbacks in clinical trials, shifts in government policy regarding vaccines, and patent protection expirations. Additionally, some established hardware and software providers underperformed as investors favored higher-growth segments within the technology sector, particularly those with clear ties to AI and cloud expansion.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 8, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	ICE U.S. 3000 Index	NYSE FactSet U.S. Tech Breakthrough Index
Jan 20	$10,087	$9,921	$10,089
Feb 20	$9,683	$-	$-
Mar 20	$8,984	$7,851	$8,989
Apr 20	$10,305	$8,892	$10,317
May 20	$11,132	$9,369	$11,146
Jun 20	$11,626	$9,593	$11,645
Jul 20	$12,273	$10,135	$12,299
Aug 20	$13,396	$10,869	$13,427
Sep 20	$12,815	$10,472	$12,848
Oct 20	$12,275	$10,248	$12,310
Nov 20	$13,575	$11,496	$13,619
Dec 20	$14,083	$12,018	$14,131
Jan 21	$14,147	$11,971	$14,197
Feb 21	$14,292	$12,347	$14,346
Mar 21	$14,184	$12,781	$14,241
Apr 21	$15,043	$13,444	$15,110
May 21	$14,907	$13,500	$14,974
Jun 21	$16,081	$13,849	$16,159
Jul 21	$16,535	$14,093	$16,622
Aug 21	$17,394	$14,495	$17,490
Sep 21	$16,507	$13,846	$16,603
Oct 21	$17,279	$14,774	$17,381
Nov 21	$17,179	$14,557	$17,291
Dec 21	$16,844	$15,121	$16,956
Jan 22	$15,118	$14,213	$15,222
Feb 22	$14,396	$13,856	$14,496
Mar 22	$14,675	$14,305	$14,781
Apr 22	$12,671	$13,009	$12,765
May 22	$12,401	$12,977	$12,495
Jun 22	$11,343	$11,893	$11,432
Jul 22	$12,449	$13,009	$12,550
Aug 22	$11,820	$12,530	$11,919
Sep 22	$10,545	$11,361	$10,634
Oct 22	$11,359	$12,293	$11,458
Nov 22	$11,935	$12,921	$12,044
Dec 22	$11,061	$12,162	$11,165
Jan 23	$12,440	$13,004	$12,560
Feb 23	$12,263	$12,696	$12,383
Mar 23	$13,457	$13,033	$13,593
Apr 23	$13,272	$13,165	$13,409
May 23	$14,518	$13,221	$14,672
Jun 23	$15,349	$14,125	$15,516
Jul 23	$15,970	$14,633	$16,147
Aug 23	$15,730	$14,345	$15,909
Sep 23	$14,831	$13,660	$15,003
Oct 23	$14,436	$13,299	$14,607
Nov 23	$16,440	$14,544	$16,577
Dec 23	$17,411	$15,319	$17,562
Jan 24	$18,208	$15,484	$18,371
Feb 24	$19,227	$16,312	$19,404
Mar 24	$19,442	$16,838	$19,625
Apr 24	$18,262	$16,102	$18,438
May 24	$19,232	$16,866	$19,423
Jun 24	$20,442	$17,401	$20,652
Jul 24	$19,936	$17,721	$20,143
Aug 24	$20,465	$18,097	$20,682
Sep 24	$20,867	$18,467	$21,093
Oct 24	$20,925	$18,323	$21,157
Nov 24	$22,352	$19,536	$22,606
Dec 24	$21,669	$18,946	$21,921
Jan 25	$22,448	$19,540	$22,715
Feb 25	$21,745	$19,159	$22,008
Mar 25	$19,956	$18,032	$20,202
Apr 25	$20,549	$17,907	$20,808
May 25	$21,880	$19,050	$22,162
Jun 25	$23,383	$20,025	$23,690
Jul 25	$23,565	$20,482	$23,881

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	18.20%	13.94%	16.66%
ICE U.S. 3000 Index...
	15.58	15.11	13.76
NYSE FactSet U.S. Tech Breakthrough Index...
	18.56	14.19	16.94

Key Fund statistics

Net Assets...
$439,159,934
Number of Portfolio Holdings...
173
Net Investment Advisory Fees...
$1,270,001
Portfolio Turnover Rate...
15%

The inception date of the Fund was January 8, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
56.9%
Communication Services...
13.0
Health Care...
11.9
Financials...
7.8
Consumer Discretionary...
6.5
Real Estate...
1.9
Industrials...
1.4
Energy...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Oracle Corp...
4.9%
NVIDIA Corp...
4.8
Palantir Technologies, Inc., Class A...
4.5
Microsoft Corp...
4.3
Meta Platforms, Inc., Class A...
4.2
Alphabet, Inc., Class A...
4.2
Amazon.com, Inc...
4.2
Apple, Inc...
3.9
Merck & Co., Inc...
3.8
Advanced Micro Devices, Inc...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Tech Breakthrough Multisector ETF

Annual Shareholder Report — July 31, 2025

TECB-07/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –  Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eight series of the registrant for which the fiscal year-end is July 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $88,100 for the fiscal year ended July 31, 2024 and $88,100 for the fiscal year ended July 31, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2024 and July 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $77,600 for the fiscal year ended July 31, 2024 and $77,600 for the fiscal year ended July 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2024 and July 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $77,600 for the fiscal year ended July 31, 2024 and $77,600 for the fiscal year ended July 31, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

(b) Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
JULY 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares ESG Aware 80/20 Aggressive Allocation ETF | EAOA | Cboe BZX Exchange
iShares ESG Aware 60/40 Balanced Allocation ETF | EAOR | Cboe BZX Exchange
iShares ESG Aware 30/70 Conservative Allocation ETF | EAOK | Cboe BZX Exchange
iShares ESG Aware 40/60 Moderate Allocation ETF | EAOM | Cboe BZX Exchange

Table of Contents
Page
2

Schedule of Investments
July 31, 2025
iShares
®
ESG Aware 80/20 Aggressive Allocation ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 56.7%
(a)
iShares ESG Aware MSCI USA ETF ....... 115,818 $ 16,010,680
iShares ESG Aware MSCI USA Small-Cap ETF 35,129 1,476,121
17,486,801
Domestic Fixed Income — 18.0%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 117,394 5,546,866
International Equity — 25.2%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 59,839 5,222,748
iShares ESG Aware MSCI EM ETF ........ 65,247 2,574,647
7,797,395
Total Long-Term Investments — 99.9%
(Cost: $ 25,961,076 ) ................................. 30,831,062
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 30,429 $ 30,429
Total Short-Term Securities — 0 .1%
(Cost: $ 30,429 ) .................................. 30,429
Total Investments — 100 .0%
(Cost: $ 25,991,505 ) ............................... 30,861,491
Liabilities in Excess of Other Assets — (0.0) % ............. (2,758)
Net Assets — 100.0% ............................... $ 30,858,733
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 249,275 $ — $ (246,556)
(b)
$ (2,719) $ — $ — — $ 7,852
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 28,098 2,331
(b)
— — — 30,429 30,429 2,069 —
iShares ESG Aware MSCI
EAFE ETF ........... 4,941,555 649,416 (781,601) 78,788 334,590 5,222,748 59,839 157,910 —
iShares ESG Aware MSCI EM
ETF ................ 2,185,768 341,414 (321,693) 19,909 349,249 2,574,647 65,247 59,912 —
iShares ESG Aware MSCI USA
ETF ................ 14,113,659 2,145,447 (2,283,131) 615,505 1,419,200 16,010,680 115,818 171,731 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 1,400,973 251,121 (198,884) 35,858 (12,947) 1,476,121 35,129 18,414 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,446,952 1,123,778 (991,606) (23,095) (9,163) 5,546,866 117,394 218,079 —
$ 724,246 $ 2,080,929 $ 30,861,491 $ 635,967 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
ESG Aware 80/20 Aggressive Allocation ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 30,831,062 $ — $ — $ 30,831,062
Short-Term Securities
Money Market Funds ...................................... 30,429 — — 30,429
$ 30,861,491 $ — $ — $ 30,861,491

Schedule of Investments
July 31, 2025
iShares
®
ESG Aware 60/40 Balanced Allocation ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 43.6%
(a)
iShares ESG Aware MSCI USA ETF ....... 65,043 $ 8,991,544
iShares ESG Aware MSCI USA Small-Cap ETF 19,729 829,013
9,820,557
Domestic Fixed Income — 36.9%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 175,809 8,306,975
International Equity — 19.4%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 33,606 2,933,132
iShares ESG Aware MSCI EM ETF ........ 36,643 1,445,933
4,379,065
Total Long-Term Investments — 99.9%
(Cost: $ 20,626,149 ) ................................. 22,506,597
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 20,961 $ 20,961
Total Short-Term Securities — 0 .1%
(Cost: $ 20,961 ) .................................. 20,961
Total Investments — 100 .0%
(Cost: $ 20,647,110 ) ............................... 22,527,558
Liabilities in Excess of Other Assets — (0.0) % ............. (1,133)
Net Assets — 100.0% ............................... $ 22,526,425
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 919
(b)
$ — $ (919) $ — $ — — $ 5,243
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 19,731 1,230
(b)
— — — 20,961 20,961 1,575 —
iShares ESG Aware MSCI
EAFE ETF ........... 2,687,672 1,060,965 (1,044,822) 157,718 71,599 2,933,132 33,606 87,260 —
iShares ESG Aware MSCI EM
ETF ................ 1,188,849 507,487 (457,988) 32,306 175,279 1,445,933 36,643 32,869 —
iShares ESG Aware MSCI USA
ETF ................ 7,676,294 3,284,060 (3,076,110) 813,151 294,149 8,991,544 65,043 94,974 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 761,992 326,162 (272,776) 46,541 (32,906) 829,013 19,729 10,162 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 7,900,144 3,626,008 (3,168,482) (12,492) (38,203) 8,306,975 175,809 321,491 —
$ 1,036,305 $ 469,918 $ 22,527,558 $ 553,574 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
ESG Aware 60/40 Balanced Allocation ETF
6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 22,506,597 $ — $ — $ 22,506,597
Short-Term Securities
Money Market Funds ...................................... 20,961 — — 20,961
$ 22,527,558 $ — $ — $ 22,527,558

Schedule of Investments
July 31, 2025
iShares
®
ESG Aware 30/70 Conservative Allocation ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 22.7%
(a)
iShares ESG Aware MSCI USA ETF ....... 12,967 $ 1,792,558
iShares ESG Aware MSCI USA Small-Cap ETF 3,933 165,265
1,957,823
Domestic Fixed Income — 67.1%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 122,668 5,796,063
International Equity — 10.1%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,699 584,689
iShares ESG Aware MSCI EM ETF ........ 7,305 288,255
872,944
Total Long-Term Investments — 99.9%
(Cost: $ 9,052,917 ) ................................. 8,626,830
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 7,995 $ 7,995
Total Short-Term Securities — 0 .1%
(Cost: $ 7,995 ) ................................... 7,995
Total Investments — 100 .0%
(Cost: $ 9,060,912 ) ................................ 8,634,825
Other Assets Less Liabilities — 0.0% .................... 53
Net Assets — 100.0% ............................... $ 8,634,878
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 537
(b)
$ — $ (537) $ — $ — — $ 1,143
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,460 1,535
(b)
— — — 7,995 7,995 396 —
iShares ESG Aware MSCI
EAFE ETF ........... 561,797 53,120 (74,418) 523 43,667 584,689 6,699 18,017 —
iShares ESG Aware MSCI EM
ETF ................ 248,476 28,855 (29,889) (2,296) 43,109 288,255 7,305 6,910 —
iShares ESG Aware MSCI USA
ETF ................ 1,604,529 182,925 (222,516) 36,401 191,219 1,792,558 12,967 19,614 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 159,267 19,513 (16,065) 1,425 1,125 165,265 3,933 2,108 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,779,396 597,357 (542,761) (3,305) (34,624) 5,796,063 122,668 229,372 —
$ 32,211 $ 244,496 $ 8,634,825 $ 277,560 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
ESG Aware 30/70 Conservative Allocation ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 8,626,830 $ — $ — $ 8,626,830
Short-Term Securities
Money Market Funds ...................................... 7,995 — — 7,995
$ 8,634,825 $ — $ — $ 8,634,825

Schedule of Investments
July 31, 2025
iShares
®
ESG Aware 40/60 Moderate Allocation ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 29.8%
(a)
iShares ESG Aware MSCI USA ETF ....... 12,791 $ 1,768,228
iShares ESG Aware MSCI USA Small-Cap ETF 3,880 163,038
1,931,266
Domestic Fixed Income — 56.8%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 77,788 3,675,483
International Equity — 13.3%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,609 576,833
iShares ESG Aware MSCI EM ETF ........ 7,205 284,309
861,142
Total Long-Term Investments — 99.9%
(Cost: $ 6,574,113 ) .................................. 6,467,891
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 5,736 $ 5,736
Total Short-Term Securities — 0 .1%
(Cost: $ 5,736 ) ................................... 5,736
Total Investments — 100 .0%
(Cost: $ 6,579,849 ) ................................ 6,473,627
Liabilities in Excess of Other Assets — (0.0) % ............. (139)
Net Assets — 100.0% ............................... $ 6,473,488
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 156,325 $ — $ (156,017)
(b)
$ (308) $ — $ — — $ 1,156
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,860 — (124)
(b)
— — 5,736 5,736 542 —
iShares ESG Aware MSCI
EAFE ETF ........... 552,198 196,669 (218,265) 11,533 34,698 576,833 6,609 19,286 —
iShares ESG Aware MSCI EM
ETF ................ 244,241 95,377 (98,857) 6,225 37,323 284,309 7,205 7,288 —
iShares ESG Aware MSCI USA
ETF ................ 1,577,171 610,560 (664,501) 164,553 80,445 1,768,228 12,791 20,070 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 156,568 61,154 (58,186) 6,482 (2,980) 163,038 3,880 2,164 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 3,652,132 1,416,304 (1,362,436) (7,749) (22,768) 3,675,483 77,788 150,724 —
$ 180,736 $ 126,718 $ 6,473,627 $ 201,230 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
ESG Aware 40/60 Moderate Allocation ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 6,467,891 $ — $ — $ 6,467,891
Short-Term Securities
Money Market Funds ...................................... 5,736 — — 5,736
$ 6,473,627 $ — $ — $ 6,473,627

Statements of Assets and Liabilities
July 31, 2025
11
Statements of Assets and Liabilities
See notes to financial statements.
iShares ESG
Aware 80/20
Aggressive
Allocation ETF
iShares ESG
Aware 60/40
Balanced
Allocation ETF
iShares ESG
Aware 30/70
Conservative
Allocation ETF
iShares ESG
Aware 40/60
Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a)
............................................ $ 30,861,491 $ 22,527,558 $ 8,634,825 $ 6,473,627
Receivables: – – – –
Securities lending income — affiliated ........................................ 6 — 5 —
Dividends — affiliated ................................................... 232 166 42 50
Other assets ........................................................... — — 415 101
Total a ssets ...........................................................
30,861,729 22,527,724 8,635,287 6,473,778
LIABILITIES
Payables: – – – –
Investment advisory fees ................................................. 522 648 409 290
Other liabilities .........................................................
2,474 651 — —
Total li abilities ..........................................................
2,996 1,299 409 290
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 30,858,733 $ 22,526,425 $ 8,634,878 $ 6,473,488
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 26,234,350 $ 20,848,635 $ 9,180,986 $ 6,675,096
Accumulated earnings (loss) ................................................ 4,624,383 1,677,790 (546,108) (201,608)
NET ASSETS ..........................................................
$ 30,858,733 $ 22,526,425 $ 8,634,878 $ 6,473,488
NET ASSET VALUE
Shares outstanding ......................................................
800,000 675,000 325,000 225,000
Net asset value .........................................................
$ 38.57 $ 33.37 $ 26.57 $ 28.77
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — affiliated ......................................... $ 25,991,505 $ 20,647,110 $ 9,060,912 $ 6,579,849

Statements of Operations

Year Ended July 31, 2025
2025
iShares Annual Financial Statements and Additional Information
12
See notes to financial statements.
iShares ESG
Aware 80/20
Aggressive
Allocation ETF
iShares ESG
Aware 60/40
Balanced
Allocation ETF
iShares ESG
Aware 30/70
Conservative
Allocation ETF
iShares ESG
Aware 40/60
Moderate
Allocation ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 628,115 $ 548,331 $ 276,417 $ 200,074
Securities lending income — affiliated — net ............................. 7,852 5,243 1,143 1,156
Total investment income .............................................
635,967 553,574 277,560 201,230
EXPENSES
Investment advisory .............................................. 52,106 38,472 15,410 11,893
Total e xpenses ...................................................
52,106 38,472 15,410 11,893
Less: – – – –
Investment advisory fees waived ..................................... (45,601) (30,659) (10,442) (8,533)
Total ex penses after fees waived .......................................
6,505 7,813 4,968 3,360
Net investment income ..............................................
629,462 545,761 272,592 197,870
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,805,175 $ 1,506,222 $ 276,707 $ 307,454
Net realized gain (loss) from:
Investments — affiliated ......................................... $ (22,404) $ (52,712) $ (10,156) $ (7,637)
In-kind redemptions — affiliated
(a)
................................... 746,650 1,089,017 42,367 188,373
724,246 1,036,305 32,211 180,736
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ......................................... 2,080,929 469,918 244,496 126,718
Net realized and unrealized gain .......................................
2,805,175 1,506,223 276,707 307,454
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 3,434,637 $ 2,051,984 $ 549,299 $ 505,324
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
13
Statements of Changes in Net Assets
See notes to financial statements.
iShares ESG Aware 80/20 Aggressive Allocation
ETF
iShares ESG Aware 60/40 Balanced Allocation
ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 629,462 $ 579,641 $ 545,761 $ 462,422
Net realized gain ................................................ 724,246 332,465 1,036,305 338,621
Net change in unrealized appreciation (depreciation) ........................ 2,080,929 2,718,732 469,918 1,302,032
Net increase in net assets resulting from operations ...........................
3,434,637 3,630,838 2,051,984 2,103,075
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(629,128) (579,193) (544,556) (461,734)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(63,415) (71,650) 784,817 1,485,356
NET ASSETS
Total increase in net assets ........................................... 2,742,094 2,979,995 2,292,245 3,126,697
Beginning of year ..................................................
28,116,639 25,136,644 20,234,180 17,107,483
End of year ......................................................
$ 30,858,733 $ 28,116,639 $ 22,526,425 $ 20,234,180
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares ESG Aware 30/70 Conservative
Allocation ETF
iShares ESG Aware 40/60 Moderate Allocation
ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 272,592 $ 232,385 $ 197,870 $ 160,803
Net realized gain (loss) ............................................ 32,211 (14,738) 180,736 (22,700)
Net change in unrealized appreciation (depreciation) ........................ 244,496 408,999 126,718 383,564
Net increase in net assets resulting from operations ...........................
549,299 626,646 505,324 521,667
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(272,607) (231,882) (197,698) (160,717)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(1,957) 624,862 (22,225) 660,583
NET ASSETS
Total increase in net assets ........................................... 274,735 1,019,626 285,401 1,021,533
Beginning of year ..................................................
8,360,143 7,340,517 6,188,087 5,166,554
End of year ......................................................
$ 8,634,878 $ 8,360,143 $ 6,473,488 $ 6,188,087
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
iShares ESG Aware 80/20 Aggressive Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year .................................
$ 35.15  $ 31.42  $ 29.48  $ 33.57  $ 26.74
Net investment income
(a)
........................................
0 .79  0 .72  0 .61  0 .58  0 .49
Net realized and unrealized gain (loss)
(b)
..............................
3.42  3.72  1.94  (4.10) 6.78
Net increase (decrease) from investment operations ....................... 4.21  4.44  2.55  (3.52) 7.27
Distributions from net investment income
(c)
........................... (0.79) (0.71) (0.61) (0.57) (0.44)
Net asset value, end of year ...................................... $ 38.57  $ 35.15  $ 31.42  $ 29.48  $ 33.57
Total Return
(d)
Based on net asset value ......................................... 12.13% 14.34% 8.82% (10.57)% 27.32%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................................
0.02% 0.02% 0.02% 0.02% 0.02%
Net investment income ...........................................
2.17% 2.22% 2.10% 1.81% 1.53%
Supplemental Data
Net assets, end of year (000) ....................................... $ 30,859  $ 28,117  $ 25,137  $ 20,639  $ 20,141
Portfolio turnover rate
(f)
........................................... 3% 4% 4% 2% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
16
iShares ESG Aware 60/40 Balanced Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year .................................
$ 31.13  $ 28.51  $ 27.62  $ 31.24  $ 26.43
Net investment income
(a)
........................................
0 .81  0 .75  0 .62  0 .50  0 .40
Net realized and unrealized gain (loss)
(b)
..............................
2.25  2.61  0.89  (3.64) 4.81
Net increase (decrease) from investment operations ....................... 3.06  3.36  1.51  (3.14) 5.21
Distributions from net investment income
(c)
........................... (0.82) (0.74) (0.62) (0.48) (0.40)
Net asset value, end of year ...................................... $ 33.37  $ 31.13  $ 28.51  $ 27.62  $ 31.24
Total Return
(d)
Based on net asset value ......................................... 9.96% 11.97% 5.62% (10.11)% 19.83%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................................
0.04% 0.04% 0.04% 0.04% 0.03%
Net investment income ...........................................
2.55% 2.59% 2.30% 1.68% 1.37%
Supplemental Data
Net assets, end of year (000) ....................................... $ 22,526  $ 20,234  $ 17,107  $ 13,812  $ 7,811
Portfolio turnover rate
(f)
........................................... 4% 6% 5% 4% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
iShares ESG Aware 30/70 Conservative Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year .................................
$ 25.72  $ 24.47  $ 24.85  $ 27.97  $ 25.95
Net investment income
(a)
........................................
0 .83  0 .76  0 .58  0 .38  0 .33
Net realized and unrealized gain (loss)
(b)
..............................
0.85  1.25  (0.37) (3.06) 2.05
Net increase (decrease) from investment operations ....................... 1.68  2.01  0.21  (2.68) 2.38
Distributions from net investment income
(c)
........................... (0.83) (0.76) (0.59) (0.44) (0.36)
Net asset value, end of year ...................................... $ 26.57  $ 25.72  $ 24.47  $ 24.85  $ 27.97
Total Return
(d)
Based on net asset value ......................................... 6.62% 8.44% 0.93% (9.65)% 9.23%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................................
0.06% 0.06% 0.06% 0.06% 0.06%
Net investment income ...........................................
3.18% 3.11% 2.42% 1.41% 1.21%
Supplemental Data
Net assets, end of year (000) ....................................... $ 8,635  $ 8,360  $ 7,341  $ 8,697  $ 5,594
Portfolio turnover rate
(f)
........................................... 3% 4% 4% 3% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information
18
iShares ESG Aware 40/60 Moderate Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year .................................
$ 27.50  $ 25.83  $ 25.81  $ 29.05  $ 26.11
Net investment income
(a)
........................................
0 .84  0 .76  0 .59  0 .42  0 .35
Net realized and unrealized gain (loss)
(b)
..............................
1.26  1.67  0.02  (3.25) 2.96
Net increase (decrease) from investment operations ....................... 2.10  2.43  0.61  (2.83) 3.31
Distributions from net investment income
(c)
........................... (0.83) (0.76) (0.59) (0.41) (0.37)
Net asset value, end of year ...................................... $ 28.77  $ 27.50  $ 25.83  $ 25.81  $ 29.05
Total Return
(d)
Based on net asset value ......................................... 7.74% 9.60% 2.48% (9.79)% 12.76%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................................
0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income ...........................................
2.99% 2.93% 2.37% 1.51% 1.25%
Supplemental Data
Net assets, end of year (000) ....................................... $ 6,473  $ 6,188  $ 5,167  $ 5,162  $ 5,810
Portfolio turnover rate
(f)
........................................... 5% 6% 5% 15% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
ESG Aware 80/20 Aggressive Allocation
(a)
.................................................................................... Diversified
ESG Aware 60/40 Balanced Allocation
(b)
..................................................................................... Diversified
ESG Aware 30/70 Conservative Allocation
(c)
................................................................................... Diversified
ESG Aware 40/60 Moderate Allocation
(d)
..................................................................................... Diversified
(a)
Formerly the iShares ESG Aware Aggressive Allocation ETF.
(b)
Formerly the iShares ESG Aware Growth Allocation ETF.
(c)
Formerly the iShares ESG Aware Conservative Allocation ETF.
(d)
Formerly the iShares ESG Aware Moderate Allocation ETF.

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
20
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by each Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than each Fund's investment advisory fee, through November 30, 2025.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Amounts Waived
ESG Aware 80/20 Aggressive Allocation ..................................................................................... $ 45,601
ESG Aware 60/40 Balanced Allocation ....................................................................................... 30,659
ESG Aware 30/70 Conservative Allocation .................................................................................... 10,442
ESG Aware 40/60 Moderate Allocation ...................................................................................... 8,533

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
22
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
ESG Aware 80/20 Aggressive Allocation ......................................................................................... $ 2,270
ESG Aware 60/40 Balanced Allocation ........................................................................................... 1,536
ESG Aware 30/70 Conservative Allocation ........................................................................................ 332
ESG Aware 40/60 Moderate Allocation .......................................................................................... 335
iShares ETF Purchases Sales
ESG Aware 80/20 Aggressive Allocation ...................................................................... $ 941,518 $ 945,145
ESG Aware 60/40 Balanced Allocation ........................................................................ 930,974 926,823
ESG Aware 30/70 Conservative Allocation ..................................................................... 237,462 239,264
ESG Aware 40/60 Moderate Allocation ....................................................................... 304,484 303,369
iShares ETF
In-kind
Purchases
In-kind
Sales
ESG Aware 80/20 Aggressive Allocation ...................................................................... $ 3,569,656 $ 3,631,945
ESG Aware 60/40 Balanced Allocation ........................................................................ 7,873,707 7,093,354
ESG Aware 30/70 Conservative Allocation ..................................................................... 644,306 646,383
ESG Aware 40/60 Moderate Allocation ....................................................................... 2,075,578 2,098,875
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Aware 80/20 Aggressive Allocation ........................................................... $ 746,650 $ (746,650)
ESG Aware 60/40 Balanced Allocation ............................................................. 1,089,017 (1,089,017)
ESG Aware 30/70 Conservative Allocation .......................................................... 41,447 (41,447)
ESG Aware 40/60 Moderate Allocation ............................................................ 188,373 (188,373)

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
iShares ETF
Year Ended
07/31/25
Year Ended
07/31/24
ESG Aware 80/20 Aggressive Allocation
Ordinary income ...................................................................................... $ 629,128 $ 579,193
ESG Aware 60/40 Balanced Allocation
Ordinary income ...................................................................................... $ 544,556 $ 461,734
ESG Aware 30/70 Conservative Allocation
Ordinary income ...................................................................................... $ 272,607 $ 231,882
ESG Aware 40/60 Moderate Allocation
Ordinary income ...................................................................................... $ 197,698 $ 160,717
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
ESG Aware 80/20 Aggressive Allocation ......................................... $ 1,358 $ (187,043) $ 4,810,068 $ 4,624,383
ESG Aware 60/40 Balanced Allocation ........................................... 1,893 (182,934) 1,858,831 1,677,790
ESG Aware 30/70 Conservative Allocation ........................................ 488 (115,364) (431,232) (546,108)
ESG Aware 40/60 Moderate Allocation .......................................... 258 (87,783) (114,083) (201,608)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware 80/20 Aggressive Allocation .................................. $ 26,051,423 $ 5,443,908 $ (633,840) $ 4,810,068
ESG Aware 60/40 Balanced Allocation ................................... 20,668,727 2,503,220 (644,389) 1,858,831
ESG Aware 30/70 Conservative Allocation ................................. 9,066,057 456,795 (888,027) (431,232)
ESG Aware 40/60 Moderate Allocation ................................... 6,587,710 385,307 (499,390) (114,083)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
24
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
ESG Aware 80/20 Aggressive Allocation
Shares sold 100,000 $ 3,573,583 50,000 $ 1,631,752
Shares redeemed
(100,000) (3,636,998) (50,000) (1,703,402)
— $ (63,415) — $ (71,650)
ESG Aware 60/40 Balanced Allocation
Shares sold 250,000 $ 7,887,380 175,000 $ 5,070,591
Shares redeemed
(225,000) (7,102,563) (125,000) (3,585,235)
25,000 $ 784,817 50,000 $ 1,485,356
ESG Aware 30/70 Conservative Allocation
Shares sold 25,000 $ 644,937 25,000 $ 624,862
Shares redeemed
(25,000) (646,894) — —
— $ (1,957) 25,000 $ 624,862
ESG Aware 40/60 Moderate Allocation
Shares sold 75,000 $ 2,080,132 25,000 $ 660,583
Shares redeemed
(75,000) (2,102,357) — —
— $ (22,225) 25,000 $ 660,583

Report of Independent Registered Public Accounting Firm
25
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares ESG Aware 80/20 Aggressive Allocation ETF
iShares ESG Aware 60/40 Balanced Allocation ETF
iShares ESG Aware 30/70 Conservative Allocation ETF
iShares ESG Aware 40/60 Moderate Allocation ETF

Important Tax Information
(unaudited)
2025
iShares Annual Financial Statements and Additional Information
26
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2025:
iShares ETF
Qualified Dividend
Income
ESG Aware 80/20 Aggressive Allocation ................................................................................... $ 371,769
ESG Aware 60/40 Balanced Allocation ..................................................................................... 195,472
ESG Aware 30/70 Conservative Allocation .................................................................................. 42,079
ESG Aware 40/60 Moderate Allocation .................................................................................... 42,499
iShares ETF
Qualified Business
Income
ESG Aware 80/20 Aggressive Allocation ................................................................................... $ 9,993
ESG Aware 60/40 Balanced Allocation ..................................................................................... 5,295
ESG Aware 30/70 Conservative Allocation .................................................................................. 1,128
ESG Aware 40/60 Moderate Allocation .................................................................................... 1,145
iShares ETF
Foreign Source
Income Earned
Foreign
Taxes Paid
ESG Aware 80/20 Aggressive Allocation ................................................................ $ 199,426 $ 15,040
ESG Aware 60/40 Balanced Allocation .................................................................. 104,193 7,900
ESG Aware 30/70 Conservative Allocation ............................................................... 22,701 1,719
ESG Aware 40/60 Moderate Allocation ................................................................. 22,843 1,738
iShares ETF
Dividends-Received
Deduction
ESG Aware 80/20 Aggressive Allocation ................................................................................... 31.08%
ESG Aware 60/40 Balanced Allocation ..................................................................................... 19.90
ESG Aware 30/70 Conservative Allocation .................................................................................. 8.31
ESG Aware 40/60 Moderate Allocation .................................................................................... 11.83
iShares ETF Interest Dividends
ESG Aware 80/20 Aggressive Allocation ................................................................................... $ 212,347
ESG Aware 60/40 Balanced Allocation ..................................................................................... 295,712
ESG Aware 30/70 Conservative Allocation .................................................................................. 218,988
ESG Aware 40/60 Moderate Allocation .................................................................................... 141,767
iShares ETF
Interest-Related
Dividends
ESG Aware 80/20 Aggressive Allocation ................................................................................... $ 178,661
ESG Aware 60/40 Balanced Allocation ..................................................................................... 248,009
ESG Aware 30/70 Conservative Allocation .................................................................................. 182,922
ESG Aware 40/60 Moderate Allocation .................................................................................... 118,208

Additional Information
27
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Annual Financial Statements and Additional Information
28
iShares ESG Aware 80/20 Aggressive Allocation ETF, iShares ESG Aware 60/40 Balanced Allocation ETF, iShares ESG Aware 30/70 Conservative Allocation ETF,
iShares ESG Aware 40/60 Moderate Allocation ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
29
Board Review and Approval of Investment Advisory Contract
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information
30
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
31
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV |Cboe BZX Exchange
iShares U.S. Equity Factor ETF | LRGF | NYSE Arca
iShares U.S. Small-Cap Equity Factor ETF | SMLF | NYSE Arca
iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

Table of Contents
Page

Schedule of Investments
July 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.3%
National Presto Industries, Inc. ............ 3,611 $ 348,281
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 11,352 447,269
Woodward, Inc. ...................... 1,307 336,003
1,131,553
Automobile Components — 2.0%
Dorman Products, Inc.
(a) (b)
............... 1,980 238,828
Gentex Corp. ....................... 146,592 3,872,961
Gentherm, Inc.
(b)
..................... 20,026 641,633
Lear Corp. ......................... 4,657 439,108
Visteon Corp.
(b)
...................... 10,669 1,185,859
6,378,389
Beverages — 0.8%
Boston Beer Co., Inc. (The) , Class A
(b)
....... 5,639 1,167,724
Coca-Cola Consolidated, Inc. ............. 5,881 657,202
National Beverage Corp.
(b)
............... 18,238 835,665
2,660,591
Biotechnology — 4.9%
(b)
ACADIA Pharmaceuticals, Inc. ............ 19,318 460,348
Alkermes plc ........................ 64,200 1,700,658
Amicus Therapeutics, Inc. ............... 114,085 683,369
Apellis Pharmaceuticals, Inc. ............. 13,129 293,302
Arbutus Biopharma Corp. ............... 93,044 305,184
ArriVent Biopharma, Inc.
(a)
............... 8,858 172,820
BioCryst Pharmaceuticals, Inc. ............ 19,645 159,910
Day One Biopharmaceuticals, Inc. ......... 27,961 187,618
Dynavax Technologies Corp. ............. 63,378 695,890
Exact Sciences Corp. .................. 7,511 352,642
Exelixis, Inc. ........................ 49,382 1,788,616
Halozyme Therapeutics, Inc. ............. 8,336 499,910
Ideaya Biosciences, Inc.
(a)
............... 8,591 209,191
Ionis Pharmaceuticals, Inc.
(a)
............. 46,857 2,013,914
Kiniksa Pharmaceuticals International plc
(a)
... 18,773 568,071
Krystal Biotech, Inc. ................... 3,727 573,474
MannKind Corp. ..................... 55,201 208,660
Mirum Pharmaceuticals, Inc. ............. 14,259 736,905
Moderna, Inc.
(a)
...................... 19,062 563,473
Newamsterdam Pharma Co. NV
(a)
.......... 8,747 190,772
Novavax, Inc.
(a)
...................... 37,449 249,036
Protagonist Therapeutics, Inc. ............ 4,273 230,144
Roivant Sciences Ltd. .................. 59,553 676,522
Sarepta Therapeutics, Inc. ............... 4,217 69,243
Ultragenyx Pharmaceutical, Inc. ........... 14,253 389,392
Vaxcyte, Inc. ........................ 14,031 476,352
Xenon Pharmaceuticals, Inc. ............. 38,236 1,167,727
Zymeworks, Inc.
(a)
.................... 24,798 311,463
15,934,606
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc.
(b)
....... 4,188 572,206
Building Products — 0.8%
A O Smith Corp. ..................... 35,072 2,482,747
Capital Markets — 0.7%
MarketAxess Holdings, Inc. .............. 10,465 2,150,558
Chemicals — 0.9%
Ashland, Inc. ........................ 10,654 549,320
NewMarket Corp. ..................... 3,574 2,455,338
3,004,658
Security
Shares
Shares Value
Commercial Services & Supplies — 2.7%
Brady Corp. , Class A, NVS .............. 28,665 $ 2,022,889
Brink's Co. (The) ..................... 1,973 172,322
Casella Waste Systems, Inc. , Class A
(b)
...... 17,239 1,874,397
Ennis, Inc. ......................... 16,015 285,067
MSA Safety, Inc. ..................... 7,382 1,313,036
Tetra Tech, Inc. ...................... 53,404 1,962,063
UniFirst Corp. ....................... 5,901 1,009,248
8,639,022
Communications Equipment — 0.1%
NetScout Systems, Inc.
(b)
............... 11,944 255,840
Consumer Finance — 1.0%
EZCORP, Inc. , Class A, NVS
(b)
............ 33,798 483,987
FirstCash Holdings, Inc. ................ 21,552 2,872,666
3,356,653
Consumer Staples Distribution & Retail — 1.8%
BJ's Wholesale Club Holdings, Inc.
(b)
........ 21,285 2,254,082
Casey's General Stores, Inc. ............. 3,624 1,884,951
Ingles Markets, Inc. , Class A ............. 8,952 563,349
SpartanNash Co. ..................... 21,930 582,022
Walgreens Boots Alliance, Inc. ............ 15,182 176,718
Weis Markets, Inc. .................... 3,448 249,670
5,710,792
Containers & Packaging — 2.4%
AptarGroup, Inc. ..................... 30,972 4,866,940
Graphic Packaging Holding Co. ........... 45,986 1,028,247
Silgan Holdings, Inc. ................... 14,015 652,118
Sonoco Products Co. .................. 30,518 1,375,446
7,922,751
Diversified Consumer Services — 1.8%
Frontdoor, Inc.
(b)
...................... 4,941 289,049
Grand Canyon Education, Inc.
(b)
........... 4,684 789,863
H&R Block, Inc. ...................... 26,503 1,440,173
Laureate Education, Inc.
(b)
............... 25,109 567,463
Perdoceo Education Corp. ............... 31,145 896,353
Service Corp. International .............. 19,843 1,514,219
Strategic Education, Inc. ................ 1,870 138,651
Stride, Inc.
(b)
........................ 1,709 219,145
5,854,916
Diversified REITs — 0.4%
Alexander & Baldwin, Inc. ............... 46,638 838,551
Essential Properties Realty Trust, Inc. ....... 10,785 328,835
1,167,386
Diversified Telecommunication Services — 2.4%
Anterix, Inc.
(b)
....................... 6,662 147,963
Cogent Communications Holdings, Inc. ...... 27,542 1,255,640
Frontier Communications Parent, Inc.
(b)
...... 75,934 2,789,815
IDT Corp. , Class B .................... 11,264 663,562
Iridium Communications, Inc. ............. 20,734 507,154
Liberty Global Ltd. , Class A
(b)
............. 107,461 1,076,759
Liberty Global Ltd. , Class C, NVS
(b)
......... 93,567 957,190
Shenandoah Telecommunications Co. ....... 30,207 443,439
7,841,522
Electric Utilities — 5.8%
ALLETE, Inc. ....................... 37,552 2,475,804
IDACORP, Inc. ...................... 34,999 4,386,425
MGE Energy, Inc. ..................... 5,029 427,163
OGE Energy Corp. .................... 91,965 4,177,050
Pinnacle West Capital Corp. ............. 54,705 4,957,367
Portland General Electric Co. ............. 37,024 1,522,427

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
TXNM Energy, Inc. .................... 17,581 $ 998,425
18,944,661
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.
(a) (b)
............... 1,608 186,528
Avnet, Inc. ......................... 22,688 1,201,103
PC Connection, Inc. ................... 5,803 357,407
Rogers Corp.
(b)
...................... 4,483 293,995
TD SYNNEX Corp. .................... 9,633 1,390,909
3,429,942
Entertainment — 2.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 123,463 358,043
Atlanta Braves Holdings, Inc. , Class A
(b)
...... 4,372 205,921
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
. 29,893 1,332,032
Cinemark Holdings, Inc. ................ 36,653 984,866
IMAX Corp.
(b)
....................... 29,200 753,068
Lionsgate Studios Corp.
(a) (b)
.............. 86,807 513,897
Madison Square Garden Sports Corp.
(b)
...... 10,095 2,040,200
Marcus Corp. (The) ................... 15,334 251,018
TKO Group Holdings, Inc. , Class A ......... 10,815 1,817,028
8,256,073
Financial Services — 0.2%
Enact Holdings, Inc. ................... 6,367 221,317
Western Union Co. (The) ............... 39,037 314,248
535,565
Food Products — 6.5%
B&G Foods, Inc. ..................... 51,500 211,150
Calavo Growers, Inc. .................. 9,576 251,849
Cal-Maine Foods, Inc. .................. 16,647 1,850,147
Flowers Foods, Inc. ................... 130,176 2,063,290
Fresh Del Monte Produce, Inc. ............ 26,260 987,113
Ingredion, Inc. ....................... 29,644 3,899,372
J & J Snack Foods Corp. ................ 10,100 1,140,189
John B Sanfilippo & Son, Inc. ............. 5,882 372,389
Lamb Weston Holdings, Inc. ............. 22,324 1,274,031
Lancaster Colony Corp. ................ 6,439 1,144,597
Mission Produce, Inc.
(b)
................. 23,443 289,287
Pilgrim's Pride Corp. ................... 29,577 1,401,654
Post Holdings, Inc.
(b)
................... 29,249 3,094,837
Seaboard Corp. ...................... 67 212,201
Simply Good Foods Co. (The)
(b)
........... 35,701 1,087,452
Tootsie Roll Industries, Inc. .............. 11,830 448,712
TreeHouse Foods, Inc.
(b)
................ 23,078 443,559
Utz Brands, Inc. , Class A ................ 47,394 617,544
Vital Farms, Inc.
(b)
.................... 7,920 294,624
21,083,997
Gas Utilities — 0.5%
Chesapeake Utilities Corp. .............. 2,249 269,610
New Jersey Resources Corp. ............. 17,470 802,048
ONE Gas, Inc. ....................... 5,148 374,260
Spire, Inc. .......................... 3,397 252,974
1,698,892
Ground Transportation — 2.2%
Heartland Express, Inc. ................. 33,339 260,711
Knight-Swift Transportation Holdings, Inc. .... 35,000 1,487,500
Landstar System, Inc. .................. 22,640 3,019,497
Marten Transport Ltd. .................. 39,596 481,487
Schneider National, Inc. , Class B .......... 35,950 878,978
Werner Enterprises, Inc. ................ 40,134 1,112,514
7,240,687
Security
Shares
Shares Value
Health Care Equipment & Supplies — 2.0%
Avanos Medical, Inc.
(b)
................. 14,960 $ 167,103
CONMED Corp. ...................... 3,204 163,885
Dentsply Sirona, Inc. .................. 25,763 368,668
Inspire Medical Systems, Inc.
(b)
........... 1,410 175,601
iRadimed Corp. ...................... 3,612 210,724
Lantheus Holdings, Inc.
(a) (b)
.............. 5,514 392,542
LivaNova plc
(b)
....................... 3,757 158,508
Merit Medical Systems, Inc.
(b)
............. 22,788 1,933,790
Penumbra, Inc.
(b)
..................... 604 152,371
Teleflex, Inc. ........................ 22,084 2,639,038
6,362,230
Health Care Providers & Services — 6.7%
Acadia Healthcare Co., Inc.
(b)
............. 16,552 360,338
Addus HomeCare Corp.
(b)
............... 11,641 1,243,026
agilon health, Inc.
(a) (b)
.................. 68,754 123,070
Amedisys, Inc.
(b)
..................... 21,255 2,095,743
Chemed Corp. ....................... 8,460 3,488,058
Cross Country Healthcare, Inc.
(b)
.......... 19,267 259,141
Encompass Health Corp. ............... 33,456 3,683,840
Ensign Group, Inc. (The) ................ 33,940 5,091,000
Fulgent Genetics, Inc.
(b)
................ 13,064 224,440
HealthEquity, Inc.
(b)
.................... 8,379 812,763
Henry Schein, Inc.
(b)
................... 23,202 1,569,615
LifeStance Health Group, Inc.
(b)
........... 29,237 116,363
National HealthCare Corp. ............... 1,595 153,168
OPKO Health, Inc.
(a) (b)
.................. 140,746 180,155
Option Care Health, Inc.
(b)
............... 29,914 877,976
Premier, Inc. , Class A .................. 59,313 1,274,043
US Physical Therapy, Inc. ............... 2,146 156,980
21,709,719
Health Care REITs — 3.8%
CareTrust REIT, Inc. ................... 105,324 3,349,303
Healthcare Realty Trust, Inc. , Class A ....... 95,204 1,462,333
LTC Properties, Inc. ................... 29,758 1,012,962
National Health Investors, Inc. ............ 4,404 307,664
Omega Healthcare Investors, Inc. .......... 114,865 4,468,249
Sabra Health Care REIT, Inc. ............. 77,244 1,392,709
Sila Realty Trust, Inc. .................. 12,191 297,948
12,291,168
Health Care Technology — 0.5%
Evolent Health, Inc. , Class A
(a) (b)
........... 64,207 645,280
HealthStream, Inc. .................... 15,904 416,049
Waystar Holding Corp.
(b)
................ 15,561 575,446
1,636,775
Hotels, Restaurants & Leisure — 2.1%
Aramark ........................... 21,137 899,591
Choice Hotels International, Inc.
(a)
.......... 4,480 572,141
Churchill Downs, Inc. .................. 12,056 1,290,474
Planet Fitness, Inc. , Class A
(b)
............ 9,038 986,859
Texas Roadhouse, Inc. ................. 11,513 2,131,402
Wendy's Co. (The) .................... 110,527 1,088,691
6,969,158
Household Products — 0.5%
Reynolds Consumer Products, Inc. ......... 40,849 918,694
WD-40 Co. ......................... 3,095 663,568
1,582,262
Industrial REITs — 0.1%
Americold Realty Trust, Inc. .............. 30,556 491,340

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 8.7%
AMERISAFE, Inc. .................... 12,517 $ 560,511
Axis Capital Holdings Ltd. ............... 24,271 2,277,591
Employers Holdings, Inc. ................ 15,742 649,830
Hagerty, Inc. , Class A
(a) (b)
................ 20,417 207,437
Hanover Insurance Group, Inc. (The) ....... 19,737 3,387,461
HCI Group, Inc. ...................... 2,718 380,629
Horace Mann Educators Corp. ............ 26,571 1,130,065
Mercury General Corp. ................. 9,396 650,673
Old Republic International Corp. ........... 132,367 4,787,714
RenaissanceRe Holdings Ltd. ............ 13,881 3,383,355
RLI Corp. .......................... 50,756 3,349,388
Ryan Specialty Holdings, Inc. , Class A ....... 22,901 1,401,312
Safety Insurance Group, Inc. ............. 9,669 680,214
Selective Insurance Group, Inc. ........... 29,592 2,307,288
Skyward Specialty Insurance Group, Inc.
(b)
.... 5,686 287,598
White Mountains Insurance Group Ltd. ...... 1,671 2,987,414
28,428,480
Interactive Media & Services — 0.5%
Match Group, Inc. .................... 13,654 467,922
Yelp, Inc.
(b)
......................... 35,430 1,219,855
1,687,777
IT Services — 0.1%
Hackett Group, Inc. (The) ............... 16,212 379,199
Leisure Products — 0.2%
Smith & Wesson Brands, Inc. ............. 28,519 226,726
Sturm Ruger & Co., Inc. ................ 10,867 371,217
597,943
Machinery — 0.5%
Donaldson Co., Inc. ................... 17,473 1,257,532
Wabash National Corp. ................. 27,418 273,083
1,530,615
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd. ............ 26,447 421,301
Matson, Inc. ........................ 5,360 572,341
993,642
Media — 1.3%
Boston Omaha Corp. , Class A
(b)
........... 15,055 202,490
New York Times Co. (The) , Class A ......... 59,917 3,109,093
Paramount Global , Class B, NVS
(a)
......... 69,408 872,458
4,184,041
Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc.
(b)
....... 1,370 161,756
Royal Gold, Inc. ...................... 28,515 4,317,742
Warrior Met Coal, Inc. .................. 4,085 209,887
4,689,385
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
AGNC Investment Corp. ................ 293,515 2,767,846
ARMOUR Residential REIT, Inc. ........... 51,810 845,021
Dynex Capital, Inc. .................... 62,349 775,622
Franklin BSP Realty Trust, Inc. ............ 27,863 281,416
Orchid Island Capital, Inc. ............... 68,760 478,570
Ready Capital Corp. ................... 106,113 446,736
Two Harbors Investment Corp. ............ 29,163 284,339
5,879,550
Multi-Utilities — 0.7%
Avista Corp. ........................ 19,047 710,453
Northwestern Energy Group, Inc. .......... 28,704 1,541,405
2,251,858
Security
Shares
Shares Value
Office REITs — 0.0%
COPT Defense Properties ............... 6,242 $ 170,282
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp. ................ 84,202 1,545,107
CNX Resources Corp.
(b)
................ 15,394 466,592
Core Natural Resources, Inc. ............. 5,911 436,291
Gulfport Energy Corp.
(b)
................ 2,304 401,195
Hess Midstream LP , Class A ............. 70,776 3,080,879
International Seaways, Inc. .............. 27,094 1,081,051
Kimbell Royalty Partners LP ............. 46,672 694,013
Par Pacific Holdings, Inc.
(b)
.............. 31,900 1,001,022
PBF Energy, Inc. , Class A ............... 7,937 179,376
Peabody Energy Corp. ................. 11,999 193,784
Plains GP Holdings LP , Class A ........... 128,377 2,516,189
Viper Energy, Inc. , Class A .............. 36,760 1,384,382
12,979,881
Pharmaceuticals — 2.0%
ANI Pharmaceuticals, Inc.
(b)
.............. 4,976 315,230
Avadel Pharmaceuticals plc , ADR
(b)
......... 21,868 229,833
Axsome Therapeutics, Inc.
(b)
............. 2,991 303,228
Collegium Pharmaceutical, Inc.
(b)
.......... 20,924 624,791
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 6,606 188,865
Innoviva, Inc.
(b)
...................... 38,634 701,980
Jazz Pharmaceuticals plc
(b)
.............. 8,096 928,044
Perrigo Co. plc ...................... 19,120 509,930
Prestige Consumer Healthcare, Inc.
(b)
....... 32,137 2,376,531
Supernus Pharmaceuticals, Inc.
(b)
.......... 6,873 241,242
6,419,674
Professional Services — 7.3%
Acuren Corp.
(a) (b)
..................... 15,492 171,806
Barrett Business Services, Inc. ............ 7,235 332,593
CACI International, Inc. , Class A
(a) (b)
........ 4,584 2,111,253
CRA International, Inc. ................. 1,505 265,873
Dun & Bradstreet Holdings, Inc. ........... 97,434 886,649
ExlService Holdings, Inc.
(b)
.............. 15,055 653,839
Exponent, Inc. ....................... 13,332 919,375
FTI Consulting, Inc.
(b)
.................. 23,292 3,874,624
Genpact Ltd. ........................ 43,765 1,927,848
Huron Consulting Group, Inc.
(b)
............ 10,730 1,417,218
ICF International, Inc. .................. 11,951 1,002,569
KBR, Inc. .......................... 30,348 1,418,466
Maximus, Inc. ....................... 36,718 2,711,992
Parsons Corp.
(a) (b)
..................... 31,173 2,313,037
Robert Half, Inc. ..................... 3,565 131,584
Science Applications International Corp. ..... 13,132 1,463,955
UL Solutions, Inc. , Class A ............... 8,641 631,830
Verra Mobility Corp. , Class A
(b)
............ 48,049 1,213,718
WNS Holdings Ltd.
(b)
.................. 5,390 403,118
23,851,347
Real Estate Management & Development — 0.1%
FRP Holdings, Inc.
(b)
................... 8,077 213,233
Residential REITs — 0.0%
Elme Communities .................... 10,763 162,306
Retail REITs — 3.3%
Agree Realty Corp. ................... 66,786 4,788,556
Federal Realty Investment Trust ........... 2,124 195,748
Getty Realty Corp. .................... 33,943 943,276
Kite Realty Group Trust ................. 15,415 338,822
NETSTREIT Corp. .................... 45,959 837,833
NNN REIT, Inc. ...................... 55,043 2,271,074

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Phillips Edison & Co., Inc. ............... 42,376 $ 1,431,885
10,807,194
Software — 6.7%
A10 Networks, Inc. .................... 44,813 825,455
Alarm.com Holdings, Inc.
(b)
.............. 13,924 760,668
Appfolio, Inc. , Class A
(b)
................ 3,175 848,931
Blackbaud, Inc.
(b)
..................... 25,522 1,720,693
Box, Inc. , Class A
(a) (b)
.................. 85,445 2,742,784
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 320,185 3,096,189
Clear Secure, Inc. , Class A .............. 10,877 319,893
Clearwater Analytics Holdings, Inc. , Class A
(b)
.. 55,777 1,130,042
Daily Journal Corp.
(b)
.................. 485 193,796
Dolby Laboratories, Inc. , Class A .......... 39,699 2,990,923
Dropbox, Inc. , Class A
(b)
................ 36,198 983,500
Guidewire Software, Inc.
(b)
............... 5,232 1,183,583
I3 Verticals, Inc. , Class A
(a) (b)
............. 14,465 404,731
Informatica, Inc. , Class A
(b)
.............. 18,197 449,466
InterDigital, Inc. ...................... 6,508 1,680,366
N-able, Inc.
(b)
........................ 48,982 395,775
nCino, Inc.
(b)
........................ 8,903 248,616
Progress Software Corp. ................ 27,945 1,343,596
Qualys, Inc.
(a) (b)
...................... 1,455 193,617
Vertex, Inc. , Class A
(b)
.................. 12,626 418,804
21,931,428
Specialized REITs — 0.3%
Farmland Partners, Inc. ................ 28,572 299,149
Four Corners Property Trust, Inc. .......... 24,688 623,125
922,274
Specialty Retail — 1.3%
Monro, Inc. ......................... 19,534 275,332
Murphy USA, Inc. .................... 8,928 3,236,221
Valvoline, Inc.
(b)
...................... 25,269 890,732
4,402,285
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co. ............... 8,995 508,847
Skechers USA, Inc. , Class A
(b)
............ 6,088 385,066
893,913
Trading Companies & Distributors — 0.4%
McGrath RentCorp .................... 4,191 522,995
MSC Industrial Direct Co., Inc. , Class A ...... 4,754 411,791
QXO, Inc.
(b)
......................... 11,783 236,367
1,171,153
Water Utilities — 0.8%
American States Water Co. .............. 14,646 1,077,799
California Water Service Group ........... 36,046 1,639,012
2,716,811
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a) (b)
........... 2,925 213,320
Total Common Stocks — 99 .8%
(Cost: $ 311,850,840 ) .............................. 324,774,250
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Contra Chinook Therape, CVR
(b) (c)
......... 72,502 $ 11,600
Total Rights — 0.0%
(Cost: $ — ) ..................................... 11,600
Total Long-Term Investments — 99.8%
(Cost: $ 311,850,840 ) .............................. 324,785,850
Short-Term Securities
Money Market Funds — 5.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(f)
................... 16,264,220 16,270,725
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 501,409 501,409
Total Short-Term Securities — 5 .1%
(Cost: $ 16,763,973 ) ............................... 16,772,134
Total Investments — 104 .9%
(Cost: $ 328,614,813 ) .............................. 341,557,984
Liabilities in Excess of Other Assets — (4.9) % ............. (16,056,647)
Net Assets — 100.0% ...............................
$ 325,501,337
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 33,822,399 $ — $ (17,556,198)
(a)
$ 9,631 $ (5,107) $ 16,270,725 16,264,220 $ 275,194
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,763,241 — (1,261,832)
(a)
— — 501,409 501,409 24,901 —
$ 9,631 $ (5,107) $ 16,772,134 $ 300,095 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 17 09/19/25 $ 615 $ (4,682)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 4,682 $ — $ — $ — $ 4,682
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (109,534) $ — $ — $ — $ (109,534)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (111,647) $ — $ — $ — $ (111,647)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 648,655

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 324,774,250 $ — $ — $ 324,774,250
Rights ................................................ — — 11,600 11,600
Short-Term Securities
Money Market Funds ...................................... 16,772,134 — — 16,772,134
$ 341,546,384 $ — $ 11,600 $ 341,557,984
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (4,682) $ — $ — $ (4,682)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2025
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
GE Aerospace ....................... 74,424 $ 20,174,858
General Dynamics Corp. ................ 5,243 1,633,771
Howmet Aerospace, Inc. ................ 22,878 4,112,778
Lockheed Martin Corp. ................. 9,683 4,076,349
Northrop Grumman Corp. ............... 2,696 1,554,541
31,552,297
Automobiles — 1.7%
Ford Motor Co. ...................... 408,261 4,519,449
General Motors Co. ................... 271,127 14,461,914
Tesla, Inc.
(a)
......................... 91,974 28,352,825
47,334,188
Banks — 3.2%
Bank of America Corp. ................. 209,165 9,887,230
Citigroup, Inc. ....................... 43,201 4,047,934
JPMorgan Chase & Co. ................ 159,559 47,267,758
NU Holdings Ltd. , Class A
(a)
.............. 706,172 8,629,422
Wells Fargo & Co. .................... 201,291 16,230,093
86,062,437
Beverages — 1.5%
Coca-Cola Co. (The) .................. 244,458 16,596,254
Coca-Cola Consolidated, Inc. ............. 14,347 1,603,277
Molson Coors Beverage Co. , Class B ....... 61,680 3,005,050
PepsiCo, Inc. ....................... 133,148 18,363,772
39,568,353
Biotechnology — 2.1%
AbbVie, Inc. ........................ 133,342 25,204,305
Alnylam Pharmaceuticals, Inc.
(a)
........... 10,378 4,070,667
Amgen, Inc. ........................ 37,634 11,105,793
Gilead Sciences, Inc. .................. 101,103 11,352,856
Halozyme Therapeutics, Inc.
(a)
............ 41,803 2,506,926
Moderna, Inc.
(a) (b)
..................... 17,213 508,816
Vertex Pharmaceuticals, Inc.
(a) (b)
........... 4,330 1,978,247
56,727,610
Broadline Retail — 4.5%
Amazon.com, Inc.
(a)
................... 391,414 91,633,932
Coupang, Inc. , Class A
(a)
................ 63,352 1,864,449
eBay, Inc. .......................... 146,789 13,467,891
Etsy, Inc.
(a)
......................... 83,970 4,892,932
MercadoLibre, Inc.
(a)
................... 3,615 8,581,612
120,440,816
Building Products — 0.9%
Builders FirstSource, Inc.
(a) (b)
............. 27,115 3,447,130
Carrier Global Corp. ................... 15,523 1,065,188
Lennox International, Inc. ............... 3,521 2,144,289
Trane Technologies plc ................. 37,818 16,567,310
23,223,917
Capital Markets — 4.3%
Affiliated Managers Group, Inc. ........... 26,397 5,539,938
Ameriprise Financial, Inc. ............... 6,603 3,421,609
Bank of New York Mellon Corp. (The) ....... 210,960 21,401,892
BlackRock, Inc.
(c)
..................... 5,892 6,516,611
CME Group, Inc. , Class A ............... 23,553 6,554,329
Evercore, Inc. , Class A ................. 3,287 989,847
Goldman Sachs Group, Inc. (The) ......... 21,595 15,625,926
Interactive Brokers Group, Inc. , Class A ...... 191,408 12,548,709
Janus Henderson Group plc ............. 145,364 6,294,261
Morgan Stanley ...................... 19,126 2,724,690
MSCI, Inc. ......................... 6,945 3,898,645
Nasdaq, Inc. ........................ 58,824 5,660,045
Security
Shares
Shares Value
Capital Markets (continued)
Robinhood Markets, Inc. , Class A
(a)
......... 13,743 $ 1,416,216
S&P Global, Inc. ..................... 21,164 11,663,481
State Street Corp. .................... 64,667 7,226,537
XP, Inc. , Class A ..................... 211,028 3,405,992
114,888,728
Chemicals — 1.4%
DuPont de Nemours, Inc. ............... 76,195 5,478,420
Ecolab, Inc. ........................ 30,741 8,046,764
Linde plc .......................... 50,802 23,382,129
Sherwin-Williams Co. (The) .............. 4,979 1,647,452
38,554,765
Commercial Services & Supplies — 0.4%
Cintas Corp. ........................ 36,165 8,048,521
Tetra Tech, Inc. ...................... 41,206 1,513,908
9,562,429
Communications Equipment — 1.0%
Arista Networks, Inc.
(a) (b)
................ 89,815 11,067,004
Cisco Systems, Inc. ................... 169,503 11,539,764
Motorola Solutions, Inc. ................ 12,569 5,517,540
28,124,308
Construction & Engineering — 0.5%
EMCOR Group, Inc. ................... 19,808 12,429,322
Construction Materials — 0.3%
CRH plc ........................... 89,294 8,523,112
Consumer Finance — 1.1%
Ally Financial, Inc. .................... 100,236 3,793,933
American Express Co. ................. 27,061 8,099,628
Capital One Financial Corp. .............. 32,207 6,924,505
SLM Corp. ......................... 52,279 1,662,472
Synchrony Financial ................... 141,978 9,891,607
30,372,145
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc. , Class A ............ 105,900 2,035,398
Costco Wholesale Corp. ................ 14,052 13,203,821
Kroger Co. (The) ..................... 128,256 8,990,746
Sprouts Farmers Market, Inc.
(a)
............ 15,642 2,370,389
Target Corp. ........................ 74,604 7,497,702
Walmart, Inc. ........................ 279,828 27,417,547
61,515,603
Diversified Consumer Services — 0.4%
Duolingo, Inc. , Class A
(a)
................ 8,426 2,920,030
H&R Block, Inc. ...................... 123,248 6,697,297
9,617,327
Diversified Telecommunication Services — 1.2%
AT&T, Inc. .......................... 749,753 20,550,730
Verizon Communications, Inc. ............ 254,277 10,872,884
31,423,614
Electric Utilities — 1.0%
Constellation Energy Corp. .............. 15,685 5,455,870
Duke Energy Corp. ................... 49,760 6,052,806
Entergy Corp. ....................... 9,364 846,787
Exelon Corp. ........................ 107,155 4,815,546
NextEra Energy, Inc. .................. 42,473 3,018,131
NRG Energy, Inc. ..................... 22,976 3,841,587
Southern Co. (The) ................... 33,626 3,176,985
27,207,712

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.1%
Acuity, Inc. ......................... 28,575 $ 8,896,826
Eaton Corp. plc ...................... 34,319 13,203,206
Emerson Electric Co. .................. 52,001 7,566,666
nVent Electric plc ..................... 12,513 981,269
30,647,967
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 5,462 581,758
Badger Meter, Inc. .................... 8,787 1,658,634
Jabil, Inc. .......................... 23,407 5,223,740
TE Connectivity plc ................... 58,987 12,136,575
19,600,707
Energy Equipment & Services — 0.2%
TechnipFMC plc ...................... 114,538 4,165,747
Entertainment — 1.1%
Electronic Arts, Inc. ................... 1,820 277,532
Netflix, Inc.
(a)
........................ 15,434 17,894,180
Spotify Technology SA
(a)
................ 16,658 10,436,903
28,608,615
Financial Services — 3.2%
Berkshire Hathaway, Inc. , Class B
(a)
........ 28,775 13,578,347
Fiserv, Inc.
(a)
........................ 13,481 1,873,050
Mastercard, Inc. , Class A ................ 36,387 20,612,144
MGIC Investment Corp. ................ 229,076 5,933,068
Mr Cooper Group, Inc.
(a)
................ 35,427 5,516,693
PayPal Holdings, Inc.
(a)
................. 13,882 954,526
Visa, Inc. , Class A .................... 105,603 36,482,669
Voya Financial, Inc. ................... 41,068 2,874,760
87,825,257
Food Products — 0.2%
General Mills, Inc. .................... 8,714 426,812
J M Smucker Co. (The) ................. 16,018 1,719,372
Mondelez International, Inc. , Class A ........ 48,385 3,130,025
5,276,209
Gas Utilities — 0.2%
UGI Corp. .......................... 172,177 6,229,364
Ground Transportation — 0.5%
Ryder System, Inc. .................... 16,286 2,894,185
Uber Technologies, Inc.
(a)
............... 126,454 11,096,339
13,990,524
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................... 116,797 14,738,613
Becton Dickinson & Co. ................ 18,599 3,315,272
Boston Scientific Corp.
(a)
................ 30,448 3,194,604
GE HealthCare Technologies, Inc. ......... 154,803 11,040,550
Hologic, Inc.
(a) (b)
...................... 30,308 2,025,181
Lantheus Holdings, Inc.
(a) (b)
.............. 8,197 583,544
Medtronic plc ....................... 87,721 7,915,943
Stryker Corp. ....................... 10,202 4,006,632
Zimmer Biomet Holdings, Inc. ............ 7,311 670,053
47,490,392
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. ................... 2,580 400,468
Cigna Group (The) .................... 17,776 4,752,947
CVS Health Corp. .................... 73,842 4,585,588
DaVita, Inc.
(a) (b)
...................... 32,094 4,505,035
Elevance Health, Inc. .................. 11,258 3,186,915
Humana, Inc. ....................... 5,097 1,273,587
McKesson Corp. ..................... 16,847 11,684,068
Molina Healthcare, Inc.
(a)
................ 7,339 1,158,608
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
(a)
................ 25,754 $ 4,153,605
UnitedHealth Group, Inc. ................ 30,063 7,502,522
43,203,343
Health Care Technology — 0.1%
(a)
Doximity, Inc. , Class A ................. 18,380 1,079,825
Veeva Systems, Inc. , Class A ............. 9,175 2,607,535
3,687,360
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. , Class A
(a)
.................. 34,293 4,540,736
Booking Holdings, Inc. ................. 5,436 29,920,070
Brinker International, Inc.
(a)
.............. 17,989 2,835,067
Expedia Group, Inc. ................... 10,097 1,819,681
McDonald's Corp. .................... 40,950 12,287,867
MGM Resorts International
(a)
............. 49,291 1,796,657
Wingstop, Inc. ....................... 11,412 4,306,204
Yum! Brands, Inc. .................... 42,560 6,135,024
63,641,306
Household Durables — 0.3%
SharkNinja, Inc.
(a)
..................... 69,086 8,020,885
Household Products — 1.0%
Colgate-Palmolive Co. ................. 3,504 293,810
Procter & Gamble Co. (The) ............. 181,867 27,365,528
27,659,338
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp. ........................ 59,860 12,483,204
Industrial Conglomerates — 0.1%
3M Co. ............................ 21,167 3,158,540
Insurance — 1.7%
Aflac, Inc. .......................... 88,375 8,780,940
American International Group, Inc. ......... 124,260 9,646,304
Arch Capital Group Ltd. ................ 17,908 1,541,163
Chubb Ltd. ......................... 8,058 2,143,750
Fidelity National Financial, Inc. , Class A ...... 8,751 493,819
Globe Life, Inc. ...................... 11,306 1,588,154
Hartford Insurance Group, Inc. (The) ........ 5,704 709,521
MetLife, Inc. ........................ 38,755 2,943,442
Principal Financial Group, Inc. ............ 15,110 1,176,011
Prudential Financial, Inc. ................ 20,071 2,078,954
Reinsurance Group of America, Inc. ........ 24,540 4,722,723
Travelers Cos., Inc. (The) ............... 28,173 7,331,742
Unum Group ........................ 36,282 2,605,410
45,761,933
Interactive Media & Services — 4.5%
Alphabet, Inc. , Class C, NVS ............. 229,754 44,310,357
Meta Platforms, Inc. , Class A ............. 96,605 74,718,171
Reddit, Inc. , Class A
(a)
.................. 8,299 1,332,736
120,361,264
IT Services — 1.0%
Gartner, Inc.
(a)
....................... 17,124 5,799,043
International Business Machines Corp. ...... 40,881 10,349,025
Okta, Inc. , Class A
(a)
................... 31,199 3,051,262
Shopify, Inc. , Class A
(a) (b)
................ 3,848 470,264
Wix.com Ltd.
(a)
....................... 51,949 7,066,622
26,736,216
Leisure Products — 0.0%
Hasbro, Inc. ........................ 16,839 1,265,619

Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.7%
Medpace Holdings, Inc.
(a)
............... 22,383 $ 9,562,018
Mettler-Toledo International, Inc.
(a)
......... 4,691 5,787,193
Thermo Fisher Scientific, Inc. ............. 9,281 4,340,538
19,689,749
Machinery — 1.5%
Caterpillar, Inc. ...................... 18,803 8,236,090
Crane Co. .......................... 45,406 8,889,133
Deere & Co. ........................ 1,549 812,249
Illinois Tool Works, Inc. ................. 4,442 1,137,019
Mueller Industries, Inc. ................. 103,006 8,793,622
Otis Worldwide Corp. .................. 37,346 3,200,179
PACCAR, Inc. ....................... 52,821 5,216,602
Parker-Hannifin Corp. .................. 3,666 2,683,145
SPX Technologies, Inc.
(a)
................ 3,454 629,975
Watts Water Technologies, Inc. , Class A ...... 7,985 2,094,625
41,692,639
Media — 0.7%
Charter Communications, Inc. , Class A
(a)
..... 9,638 2,596,092
Comcast Corp. , Class A ................ 237,848 7,903,689
Fox Corp. , Class A, NVS ................ 102,895 5,737,425
Omnicom Group, Inc. .................. 37,957 2,734,802
18,972,008
Metals & Mining — 0.4%
Carpenter Technology Corp. ............. 3,982 993,071
Commercial Metals Co. ................. 7,083 367,324
Nucor Corp. ........................ 32,982 4,718,735
Reliance, Inc. ....................... 7,543 2,188,450
Steel Dynamics, Inc. ................... 26,446 3,373,452
11,641,032
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Rithm Capital Corp. ................... 403,253 4,851,134
Starwood Property Trust, Inc. ............. 14,186 276,059
5,127,193
Multi-Utilities — 0.5%
Consolidated Edison, Inc. ............... 126,098 13,051,143
DTE Energy Co. ..................... 3,238 448,171
WEC Energy Group, Inc. ................ 7,287 794,866
14,294,180
Office REITs — 0.1%
Vornado Realty Trust .................. 95,960 3,686,783
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. ......................... 82,466 1,590,769
Chevron Corp. ....................... 87,594 13,282,754
ConocoPhillips ...................... 52,071 4,964,449
EOG Resources, Inc. .................. 2,000 240,040
Exxon Mobil Corp. .................... 202,520 22,609,333
Kinder Morgan, Inc. ................... 195,216 5,477,761
Marathon Petroleum Corp. .............. 97,827 16,649,177
Phillips 66 .......................... 2,689 332,307
Range Resources Corp. ................ 19,439 713,800
Valero Energy Corp. ................... 60,926 8,365,749
74,226,139
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.
(a)
............ 22,875 2,020,091
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co. ................ 256,056 11,089,785
Eli Lilly & Co. ....................... 35,032 25,926,132
Johnson & Johnson ................... 157,822 25,999,596
Merck & Co., Inc. ..................... 148,143 11,572,931
Security
Shares
Shares Value
Pharmaceuticals (continued)
Pfizer, Inc. ......................... 293,905 $ 6,845,048
81,433,492
Professional Services — 1.0%
Automatic Data Processing, Inc. ........... 23,819 7,371,981
Booz Allen Hamilton Holding Corp. ......... 29,156 3,129,313
Leidos Holdings, Inc. .................. 25,198 4,022,861
Paychex, Inc. ....................... 55,880 8,065,160
Robert Half, Inc. ..................... 97,143 3,585,548
26,174,863
Residential REITs — 0.4%
AvalonBay Communities, Inc. ............ 24,963 4,650,108
Equity Residential .................... 95,671 6,046,407
10,696,515
Retail REITs — 0.7%
Brixmor Property Group, Inc. ............. 284,620 7,437,120
Regency Centers Corp. ................ 48,738 3,479,893
Simon Property Group, Inc. .............. 54,973 9,004,028
19,921,041
Semiconductors & Semiconductor Equipment — 12.2%
Analog Devices, Inc. ................... 2,973 667,825
Applied Materials, Inc. ................. 63,003 11,344,320
Broadcom, Inc. ...................... 246,442 72,380,015
Cirrus Logic, Inc.
(a)
.................... 49,829 5,018,279
KLA Corp. .......................... 15,474 13,602,110
Lam Research Corp. .................. 87,944 8,340,609
Microchip Technology, Inc. ............... 9,354 632,237
NVIDIA Corp. ....................... 1,137,321 202,295,286
Qorvo, Inc.
(a)
........................ 11,680 976,448
QUALCOMM, Inc. .................... 90,048 13,215,445
Rambus, Inc.
(a)
...................... 20,581 1,521,553
329,994,127
Software — 12.9%
Adobe, Inc.
(a)
........................ 9,216 3,296,471
AppLovin Corp. , Class A
(a)
............... 29,854 11,663,958
Atlassian Corp. , Class A
(a)
............... 51,401 9,857,684
Cadence Design Systems, Inc.
(a)
.......... 12,219 4,454,681
Commvault Systems, Inc.
(a)
.............. 38,225 7,260,839
Crowdstrike Holdings, Inc. , Class A
(a)
........ 13,339 6,063,509
DocuSign, Inc.
(a)
..................... 88,864 6,721,673
Elastic NV
(a)
........................ 52,356 4,382,197
Fair Isaac Corp.
(a)
..................... 5,538 7,956,555
Fortinet, Inc.
(a)
....................... 112,979 11,286,602
Gitlab, Inc. , Class A
(a)
.................. 119,650 5,241,867
HubSpot, Inc.
(a)
...................... 5,170 2,686,590
Intuit, Inc. .......................... 10,976 8,617,587
Manhattan Associates, Inc.
(a)
............. 28,608 6,284,033
Microsoft Corp. ...................... 327,090 174,502,515
Monday.com Ltd.
(a) (b)
................... 42,521 11,152,833
Nutanix, Inc. , Class A
(a)
................. 154,702 11,628,949
Oracle Corp. ........................ 34,227 8,685,786
Palantir Technologies, Inc. , Class A
(a)
....... 68,270 10,810,554
Palo Alto Networks, Inc.
(a)
............... 13,302 2,309,227
Procore Technologies, Inc.
(a) (b)
............ 89,550 6,414,467
Qualys, Inc.
(a)
....................... 1,822 242,454
Rubrik, Inc. , Class A
(a)
.................. 47,264 4,487,717
Salesforce, Inc. ...................... 31,844 8,226,261
Samsara, Inc. , Class A
(a) (b)
............... 114,565 4,356,907
ServiceNow, Inc.
(a)
.................... 992 935,575
ServiceTitan, Inc. , Class A
(a) (b)
............ 18,744 2,187,612
Synopsys, Inc.
(a)
..................... 3,247 2,056,877

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Zscaler, Inc.
(a)
....................... 13,088 $ 3,737,409
347,509,389
Specialized REITs — 0.4%
American Tower Corp. ................. 23,030 4,799,222
Crown Castle, Inc. .................... 25,632 2,693,667
Weyerhaeuser Co. .................... 107,721 2,698,411
10,191,300
Specialty Retail — 2.0%
AutoZone, Inc.
(a)
..................... 1,745 6,575,823
Bath & Body Works, Inc. ................ 130,556 3,780,902
Best Buy Co., Inc. .................... 96,800 6,297,808
Carvana Co. , Class A
(a)
................. 17,654 6,888,061
Dick's Sporting Goods, Inc. .............. 23,119 4,889,900
Home Depot, Inc. (The) ................ 17,452 6,413,785
Lowe's Cos., Inc. ..................... 10,853 2,426,405
Murphy USA, Inc. .................... 3,082 1,117,163
Ulta Beauty, Inc.
(a)
.................... 6,491 3,342,930
Williams-Sonoma, Inc. ................. 68,282 12,772,148
54,504,925
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. ......................... 707,503 146,856,398
Dell Technologies, Inc. , Class C ........... 66,614 8,839,012
Hewlett Packard Enterprise Co. ........... 546,139 11,299,616
HP, Inc. ........................... 84,362 2,092,177
NetApp, Inc. ........................ 3,509 365,392
Seagate Technology Holdings plc .......... 22,933 3,600,710
173,053,305
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.
(a)
................ 42,418 4,503,519
Ralph Lauren Corp. , Class A ............. 26,274 7,849,357
Tapestry, Inc. ........................ 82,588 8,921,982
21,274,858
Security
Shares
Shares Value
Tobacco — 1.3%
Altria Group, Inc. ..................... 340,965 $ 21,119,372
Philip Morris International, Inc. ............ 80,490 13,204,385
34,323,757
Trading Companies & Distributors — 0.4%
Core & Main, Inc. , Class A
(a) (b)
............ 171,123 10,890,268
Water Utilities — 0.2%
American Water Works Co., Inc. ........... 48,136 6,750,593
Total Long-Term Investments — 99 .8%
(Cost: $ 1,963,742,628 ) ............................ 2,695,010,720
Short-Term Securities
Money Market Funds — 1.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(e)
................... 35,929,192 35,943,564
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 2,904,187 2,904,187
Total Short-Term Securities — 1 .5%
(Cost: $ 38,844,615 ) ............................... 38,847,751
Total Investments — 101 .3%
(Cost: $ 2,002,587,243 ) ............................ 2,733,858,471
Liabilities in Excess of Other Assets — (1.3) % ............. (34,008,098)
Net Assets — 100.0% ...............................
$ 2,699,850,373
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 13,300,639 $ 22,653,148
(a)
$ — $ (10,953) $ 730 $ 35,943,564 35,929,192 $ 39,218
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,356,059 — (2,451,872)
(a)
— — 2,904,187 2,904,187 207,330 —
BlackRock, Inc. .......... 4,530,628 1,868,311 (1,107,951) 65,210 1,160,413 6,516,611 5,892 112,853 —
$ 54,257 $ 1,161,143 $ 45,364,362 $ 359,401 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 12 09/19/25 $ 3,825 $ 87,643
S&P Midcap 400 E-Mini Index ................................................. 1 09/19/25 317 11,728
$ 99,371
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 99,371 $ — $ — $ — $ 99,371
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 520,309 $ — $ — $ — $ 520,309
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 36,192 $ — $ — $ — $ 36,192
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,737,845

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,695,010,720 $ — $ — $ 2,695,010,720
Short-Term Securities
Money Market Funds ...................................... 38,847,751 — — 38,847,751
$ 2,733,858,471 $ — $ — $ 2,733,858,471
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 99,371 $ — $ — $ 99,371
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AeroVironment, Inc.
(a)
.................. 7,742 $ 2,072,069
Archer Aviation, Inc. , Class A
(a)(b)
........... 73,485 737,055
ATI, Inc.
(a)
.......................... 48,526 3,733,590
BWX Technologies, Inc. ................ 20,716 3,147,382
Curtiss-Wright Corp. ................... 12,607 6,180,203
Hexcel Corp. ........................ 3,299 197,643
Intuitive Machines, Inc. , Class A
(a)(b)
......... 26,410 294,736
Loar Holdings, Inc.
(a)
................... 14,591 1,078,421
Moog, Inc. , Class A ................... 2,559 495,371
Rocket Lab Corp.
(a)(b)
.................. 93,228 4,281,030
22,217,500
Automobile Components — 0.9%
Autoliv, Inc. ......................... 29,001 3,235,062
BorgWarner, Inc. ..................... 32,538 1,197,398
Dana, Inc. .......................... 47,040 748,877
Mobileye Global, Inc. , Class A
(a)
........... 34,193 486,908
Modine Manufacturing Co.
(a)(b)
............ 42,079 5,662,150
Phinia, Inc. ......................... 62,074 3,147,152
Standard Motor Products, Inc. ............ 17,181 521,615
Visteon Corp.
(a)
...................... 16,239 1,804,965
16,804,127
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 105,418 2,564,820
Thor Industries, Inc. ................... 23,369 2,126,345
Winnebago Industries, Inc. .............. 17,271 513,294
5,204,459
Banks — 6.0%
1st Source Corp. ..................... 47,759 2,856,943
Associated Banc-Corp. ................. 71,808 1,776,530
Axos Financial, Inc.
(a)
.................. 58,490 5,050,611
BancFirst Corp. ...................... 22,251 2,770,694
Bancorp, Inc. (The)
(a)
.................. 67,011 4,232,415
Bank of Hawaii Corp. .................. 22,148 1,370,518
Bank of NT Butterfield & Son Ltd. (The) ...... 38,044 1,731,382
Bank OZK ......................... 33,097 1,631,682
BankUnited, Inc. ..................... 116,082 4,233,511
Capitol Federal Financial, Inc. ............ 61,992 373,192
City Holding Co. ..................... 3,517 429,426
Comerica, Inc. ....................... 38,410 2,595,364
Commerce Bancshares, Inc. ............. 69,799 4,271,699
Community Trust Bancorp, Inc. ........... 19,653 1,060,869
Cullen/Frost Bankers, Inc. ............... 36,537 4,655,179
Customers Bancorp, Inc.
(a)
............... 34,734 2,214,292
CVB Financial Corp. ................... 43,397 811,090
Eagle Bancorp, Inc. ................... 40,139 645,836
East West Bancorp, Inc. ................ 75,853 7,604,263
First Bancorp ....................... 188,898 3,934,745
First Citizens BancShares, Inc. , Class A ...... 2,959 5,902,495
First Financial Bankshares, Inc. ........... 22,600 782,412
First Hawaiian, Inc. ................... 58,565 1,420,201
First Horizon Corp. .................... 69,459 1,514,901
Flagstar Financial, Inc.
(b)
................ 91,990 1,038,567
Fulton Financial Corp. .................. 69,088 1,240,130
Hancock Whitney Corp. ................ 26,025 1,554,213
Hilltop Holdings, Inc. ................... 69,021 2,043,022
HomeStreet, Inc.
(a)
.................... 19,913 260,462
International Bancshares Corp. ........... 30,501 2,079,558
Metropolitan Bank Holding Corp. .......... 32,663 2,304,048
NBT Bancorp, Inc. .................... 17,250 713,805
OFG Bancorp ....................... 125,900 5,365,858
Pathward Financial, Inc. ................ 45,346 3,429,291
Security
Shares
Shares Value
Banks (continued)
Pinnacle Financial Partners, Inc. ........... 15,857 $ 1,393,672
Popular, Inc. ........................ 74,718 8,561,188
Preferred Bank ...................... 18,322 1,664,004
ServisFirst Bancshares, Inc. ............. 28,558 2,246,087
SouthState Corp. ..................... 2,941 276,954
Synovus Financial Corp. ................ 16,966 801,474
Texas Capital Bancshares, Inc.
(a)
.......... 7,577 636,241
TFS Financial Corp. ................... 228,480 2,995,373
Trustmark Corp. ..................... 56,535 2,105,929
UMB Financial Corp. .................. 22,017 2,421,650
WaFd, Inc. ......................... 67,255 1,957,457
Webster Financial Corp. ................ 17,341 999,709
Western Alliance Bancorp ............... 6,636 514,688
Wintrust Financial Corp. ................ 3,318 424,638
Zions Bancorp NA .................... 82,066 4,400,379
115,298,647
Beverages — 0.6%
Celsius Holdings, Inc.
(a)
................. 8,131 368,660
Coca-Cola Consolidated, Inc. ............. 36,898 4,123,351
Vita Coco Co., Inc. (The)
(a)(b)
............. 207,089 7,301,958
11,793,969
Biotechnology — 4.7%
(a)
ACADIA Pharmaceuticals, Inc. ............ 130,389 3,107,170
ADMA Biologics, Inc. .................. 114,991 2,150,332
Akero Therapeutics, Inc. ................ 15,952 779,255
Alkermes plc ........................ 193,897 5,136,331
Amicus Therapeutics, Inc. ............... 64,477 386,217
Anavex Life Sciences Corp.
(b)
............. 39,055 441,321
Apellis Pharmaceuticals, Inc. ............. 10,926 244,087
Apogee Therapeutics, Inc.
(b)
.............. 5,822 222,750
Arcellx, Inc. ......................... 43,517 3,106,679
Arcturus Therapeutics Holdings, Inc.
(b)
....... 21,645 264,285
Arcus Biosciences, Inc. ................. 55,754 509,034
Arrowhead Pharmaceuticals, Inc. .......... 17,827 281,667
ARS Pharmaceuticals, Inc.
(b)
............. 109,738 1,940,168
Beam Therapeutics, Inc.
(b)
............... 11,485 226,369
BioCryst Pharmaceuticals, Inc. ............ 324,048 2,637,751
Biohaven Ltd. ....................... 23,378 353,008
Bridgebio Pharma, Inc.
(b)
................ 45,791 2,164,541
CareDx, Inc.
(b)
....................... 33,329 409,447
Catalyst Pharmaceuticals, Inc. ............ 181,844 3,878,732
CRISPR Therapeutics AG
(b)
.............. 23,927 1,346,133
Cullinan Therapeutics, Inc. .............. 71,183 553,092
Cytokinetics, Inc. ..................... 39,378 1,482,188
Day One Biopharmaceuticals, Inc.
(b)
........ 52,206 350,302
Denali Therapeutics, Inc.
(b)
.............. 142,033 1,964,316
Dynavax Technologies Corp.
(b)
............ 139,418 1,530,810
Dyne Therapeutics, Inc. ................ 17,754 174,877
Erasca, Inc. ........................ 126,158 178,514
Exact Sciences Corp. .................. 56,640 2,659,248
Exelixis, Inc. ........................ 138,653 5,022,012
Halozyme Therapeutics, Inc. ............. 89,587 5,372,532
Insmed, Inc. ........................ 44,478 4,771,600
Ionis Pharmaceuticals, Inc. .............. 74,362 3,196,079
Janux Therapeutics, Inc.
(b)
............... 28,923 694,586
Madrigal Pharmaceuticals, Inc.
(b)
.......... 7,764 2,348,688
MiMedx Group, Inc. ................... 116,932 840,741
Natera, Inc. ......................... 53,285 7,122,073
Nurix Therapeutics, Inc.
(b)
............... 101,520 1,143,115
Nuvalent, Inc. , Class A
(b)
................ 41,355 3,240,164
PTC Therapeutics, Inc.
(b)
................ 30,260 1,576,849
Revolution Medicines, Inc. ............... 12,605 469,788
Rhythm Pharmaceuticals, Inc. ............ 4,423 376,972

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Sana Biotechnology, Inc.
(b)
............... 417,485 $ 1,694,989
Sarepta Therapeutics, Inc. ............... 31,462 516,606
Soleno Therapeutics, Inc.
(b)
.............. 2,395 207,096
Spyre Therapeutics, Inc.
(b)
............... 20,548 348,700
TG Therapeutics, Inc.
(b)
................. 50,276 1,784,798
Twist Bioscience Corp.
(b)
................ 44,832 1,505,010
United Therapeutics Corp. ............... 19,895 5,465,156
Vanda Pharmaceuticals, Inc.
(b)
............ 110,794 471,982
Vaxcyte, Inc.
(b)
....................... 15,718 533,626
Vera Therapeutics, Inc. , Class A ........... 38,001 790,041
Veracyte, Inc.
(b)
...................... 78,570 1,847,181
Viking Therapeutics, Inc.
(b)
............... 22,423 730,317
Xencor, Inc. ........................ 109,691 912,629
91,461,954
Broadline Retail — 0.9%
Dillard's, Inc. , Class A
(b)
................. 14,509 6,774,687
Etsy, Inc.
(a)
......................... 85,481 4,980,978
Global-e Online Ltd.
(a)(b)
................. 28,497 944,676
Kohl's Corp.
(b)
....................... 147,136 1,594,954
Macy's, Inc. ........................ 242,198 3,058,961
17,354,256
Building Products — 1.8%
A O Smith Corp. ..................... 8,034 568,727
Advanced Drainage Systems, Inc. ......... 16,078 1,844,950
Allegion plc ......................... 22,171 3,678,612
Apogee Enterprises, Inc. ................ 39,786 1,670,614
Carlisle Cos., Inc. .................... 18,113 6,424,862
CSW Industrials, Inc. .................. 4,165 1,080,734
Griffon Corp. ........................ 59,556 4,840,116
JELD-WEN Holding, Inc.
(a)
............... 120,391 541,760
Masterbrand, Inc.
(a)
................... 17,653 194,713
Owens Corning ...................... 21,419 2,986,451
Quanex Building Products Corp. ........... 18,893 368,036
Simpson Manufacturing Co., Inc. .......... 15,820 2,838,583
Trex Co., Inc.
(a)
...................... 67,225 4,318,534
UFP Industries, Inc. ................... 34,956 3,425,688
34,782,380
Capital Markets — 3.8%
Acadian Asset Management, Inc. .......... 9,665 403,901
Affiliated Managers Group, Inc. ........... 24,802 5,205,196
Cohen & Steers, Inc. .................. 6,770 498,001
Donnelley Financial Solutions, Inc.
(a)
........ 36,230 1,918,741
Evercore, Inc. , Class A ................. 35,551 10,705,828
Federated Hermes, Inc. , Class B, NVS ...... 51,390 2,547,402
Houlihan Lokey, Inc. , Class A ............. 19,071 3,636,077
Interactive Brokers Group, Inc. , Class A ...... 217,960 14,289,458
Invesco Ltd. ........................ 109,344 2,297,318
Janus Henderson Group plc ............. 134,204 5,811,033
Jefferies Financial Group, Inc. ............ 97,771 5,637,476
Lazard, Inc. ........................ 38,783 2,015,940
Piper Sandler Cos. .................... 16,904 5,330,169
Stifel Financial Corp. .................. 30,277 3,455,211
StoneX Group, Inc.
(a)
.................. 16,086 1,564,203
TPG, Inc. , Class A .................... 12,843 732,950
Virtu Financial, Inc. , Class A .............. 36,245 1,599,854
XP, Inc. , Class A ..................... 337,980 5,454,997
73,103,755
Chemicals — 1.6%
Ashland, Inc. ........................ 33,334 1,718,701
Avient Corp. ........................ 72,091 2,275,913
Axalta Coating Systems Ltd.
(a)
............ 74,923 2,121,819
Balchem Corp. ...................... 5,068 772,718
Security
Shares
Shares Value
Chemicals (continued)
Cabot Corp. ........................ 22,690 $ 1,637,764
Element Solutions, Inc. ................. 109,535 2,585,026
FMC Corp. ......................... 38,045 1,485,277
Hawkins, Inc. ....................... 9,269 1,513,442
Huntsman Corp. ..................... 102,709 996,277
Ingevity Corp.
(a)
...................... 14,155 591,538
Innospec, Inc. ....................... 7,470 596,853
Mativ Holdings, Inc. ................... 113,529 751,562
Mosaic Co. (The) ..................... 71,637 2,579,649
Olin Corp. .......................... 45,253 857,092
Perimeter Solutions, Inc.
(a)(b)
.............. 155,077 2,501,392
RPM International, Inc. ................. 32,464 3,811,598
Scotts Miracle-Gro Co. (The) ............. 50,538 3,166,711
Sensient Technologies Corp. ............. 3,494 392,341
30,355,673
Commercial Services & Supplies — 1.2%
ACCO Brands Corp. ................... 439,067 1,646,501
Brady Corp. , Class A, NVS .............. 45,543 3,213,969
Brink's Co. (The) ..................... 11,966 1,045,110
Cimpress plc
(a)(b)
..................... 27,381 1,514,443
Clean Harbors, Inc.
(a)
.................. 1,049 247,365
CoreCivic, Inc.
(a)
..................... 106,613 2,136,525
Deluxe Corp. ........................ 69,687 1,121,961
GEO Group, Inc. (The)
(a)
................ 62,585 1,622,203
HNI Corp. .......................... 11,630 598,247
Interface, Inc. ....................... 82,498 1,701,109
MSA Safety, Inc. ..................... 2,239 398,251
Steelcase, Inc. , Class A ................ 226,642 2,341,212
Tetra Tech, Inc. ...................... 141,434 5,196,285
22,783,181
Communications Equipment — 0.5%
(a)
Ciena Corp. ........................ 29,272 2,717,612
Extreme Networks, Inc. ................. 215,741 3,809,986
NETGEAR, Inc. ...................... 21,183 492,505
NetScout Systems, Inc. ................. 102,247 2,190,131
Viavi Solutions, Inc. ................... 51,812 520,711
9,730,945
Construction & Engineering — 3.3%
AECOM ........................... 35,886 4,045,788
API Group Corp.
(a)
.................... 65,922 2,377,806
Argan, Inc. ......................... 23,591 5,779,323
Comfort Systems USA, Inc. .............. 19,779 13,910,571
Dycom Industries, Inc.
(a)
................ 2,348 631,166
EMCOR Group, Inc. ................... 37,299 23,404,748
Everus Construction Group, Inc.
(a)
.......... 17,383 1,290,862
Fluor Corp.
(a)
........................ 5,657 321,148
IES Holdings, Inc.
(a)
................... 4,791 1,691,558
Sterling Infrastructure, Inc.
(a)(b)
............ 32,112 8,592,850
Valmont Industries, Inc. ................. 6,438 2,343,110
64,388,930
Construction Materials — 0.1%
Knife River Corp.
(a)(b)
................... 15,228 1,256,005
Consumer Finance — 1.2%
Bread Financial Holdings, Inc. ............ 4,315 264,510
Credit Acceptance Corp.
(a)(b)
.............. 3,697 1,812,565
Green Dot Corp. , Class A
(a)
.............. 49,046 496,346
LendingTree, Inc.
(a)(b)
.................. 21,942 1,024,253
Navient Corp. ....................... 253,593 3,281,493
OneMain Holdings, Inc. ................. 59,931 3,463,412
PROG Holdings, Inc. .................. 71,769 2,285,125
SLM Corp. ......................... 132,298 4,207,076

Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
SoFi Technologies, Inc.
(a)(b)
.............. 256,242 $ 5,785,944
22,620,724
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc. , Class A ............ 155,645 2,991,497
BJ's Wholesale Club Holdings, Inc.
(a)
........ 16,162 1,711,556
Casey's General Stores, Inc. ............. 8,596 4,471,037
Ingles Markets, Inc. , Class A ............. 67,140 4,225,120
Sprouts Farmers Market, Inc.
(a)
............ 68,690 10,409,283
United Natural Foods, Inc.
(a)
.............. 27,783 767,922
US Foods Holding Corp.
(a)
............... 54,296 4,524,486
Walgreens Boots Alliance, Inc. ............ 354,670 4,128,359
33,229,260
Containers & Packaging — 0.4%
Graphic Packaging Holding Co. ........... 184,497 4,125,353
Greif, Inc. , Class A, NVS ................ 3,659 232,091
O-I Glass, Inc.
(a)
...................... 52,613 684,495
Sealed Air Corp. ..................... 14,864 435,069
Sonoco Products Co. .................. 37,869 1,706,756
7,183,764
Diversified Consumer Services — 1.6%
ADT, Inc. .......................... 63,265 528,263
Adtalem Global Education, Inc.
(a)
.......... 18,747 2,142,220
Coursera, Inc.
(a)
...................... 198,618 2,510,531
Duolingo, Inc. , Class A
(a)
................ 18,664 6,468,009
Frontdoor, Inc.
(a)
...................... 14,985 876,622
H&R Block, Inc. ...................... 135,457 7,360,733
Perdoceo Education Corp. ............... 194,100 5,586,198
Service Corp. International .............. 14,344 1,094,591
Stride, Inc.
(a)
........................ 32,120 4,118,748
Udemy, Inc.
(a)
....................... 76,837 584,730
31,270,645
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc. , Class A
(a)(b)
......... 42,560 2,262,915
Bandwidth, Inc. , Class A
(a)
............... 95,829 1,332,981
Frontier Communications Parent, Inc.
(a)
...... 21,460 788,440
IDT Corp. , Class B .................... 14,549 857,082
IHS Holding Ltd.
(a)(b)
................... 114,566 744,679
Iridium Communications, Inc. ............. 6,469 158,232
Liberty Global Ltd. , Class A
(a)
............. 162,797 1,631,226
Liberty Global Ltd. , Class C, NVS
(a)
......... 270,087 2,762,990
Liberty Latin America Ltd. , Class A
(a)
........ 230,959 1,628,261
Liberty Latin America Ltd. , Class C, NVS
(a)
.... 49,013 349,953
Lumen Technologies, Inc.
(a)
.............. 561,923 2,500,557
15,017,316
Electric Utilities — 1.0%
Hawaiian Electric Industries, Inc.
(a)
......... 82,849 888,141
IDACORP, Inc. ...................... 70,046 8,778,865
OGE Energy Corp. .................... 58,583 2,660,840
Oklo, Inc.
(a)(b)
........................ 23,185 1,775,739
Otter Tail Corp. ...................... 16,155 1,246,843
Portland General Electric Co. ............. 29,870 1,228,254
TXNM Energy, Inc. .................... 47,159 2,678,160
19,256,842
Electrical Equipment — 1.9%
Acuity, Inc. ......................... 23,356 7,271,891
American Superconductor Corp.
(a)(b)
........ 66,118 3,758,808
Array Technologies, Inc.
(a)(b)
.............. 184,295 1,197,918
Atkore, Inc. ......................... 9,652 743,397
EnerSys ........................... 8,264 763,346
Fluence Energy, Inc. , Class A
(a)(b)
.......... 88,802 721,072
Generac Holdings, Inc.
(a)(b)
............... 12,202 2,375,607
Security
Shares
Shares Value
Electrical Equipment (continued)
NEXTracker, Inc. , Class A
(a)
.............. 20,421 $ 1,189,728
NuScale Power Corp. , Class A
(a)(b)
.......... 30,383 1,525,530
nVent Electric plc ..................... 133,801 10,492,674
Powell Industries, Inc. .................. 25,043 5,937,695
Regal Rexnord Corp. .................. 3,925 600,054
Thermon Group Holdings, Inc.
(a)
........... 34,881 986,435
37,564,155
Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc.
(b)
......... 2,728 378,974
Arlo Technologies, Inc.
(a)
................ 90,069 1,459,118
Arrow Electronics, Inc.
(a)(b)
............... 21,608 2,506,528
Badger Meter, Inc. .................... 14,358 2,710,216
Belden, Inc. ........................ 14,031 1,734,933
Coherent Corp.
(a)
..................... 11,788 1,268,389
Crane NXT Co. ...................... 30,744 1,824,349
Fabrinet
(a)
.......................... 5,463 1,768,537
Flex Ltd.
(a)
.......................... 166,429 8,299,814
Insight Enterprises, Inc.
(a)
............... 5,651 670,096
Itron, Inc.
(a)
......................... 24,802 3,088,841
Jabil, Inc. .......................... 72,079 16,085,870
Knowles Corp.
(a)
..................... 86,824 1,763,396
Littelfuse, Inc. ....................... 4,247 1,092,881
Mirion Technologies, Inc. , Class A
(a)(b)
....... 78,512 1,754,743
Napco Security Technologies, Inc. ......... 44,372 1,354,677
Novanta, Inc.
(a)
...................... 13,813 1,699,275
OSI Systems, Inc.
(a)(b)
.................. 8,195 1,811,177
Sanmina Corp.
(a)
..................... 12,628 1,465,353
Vishay Intertechnology, Inc. .............. 88,362 1,448,253
Vontier Corp. ........................ 26,675 1,106,212
55,291,632
Energy Equipment & Services — 0.8%
Archrock, Inc. ....................... 101,208 2,364,219
Helmerich & Payne, Inc. ................ 56,859 921,684
Nabors Industries Ltd.
(a)(b)
............... 19,331 672,332
NOV, Inc. .......................... 153,122 1,926,275
Oceaneering International, Inc.
(a)
.......... 79,394 1,722,850
Oil States International, Inc.
(a)
............. 42,897 214,056
Patterson-UTI Energy, Inc. .............. 307,856 1,819,429
Select Water Solutions, Inc. , Class A ........ 89,330 860,248
Transocean Ltd.
(a)(b)
................... 164,426 480,124
Weatherford International plc ............. 83,809 4,739,399
15,720,616
Entertainment — 0.1%
Roku, Inc. , Class A
(a)
.................. 25,110 2,364,358
Financial Services — 2.2%
Affirm Holdings, Inc. , Class A
(a)
............ 78,692 5,395,124
AvidXchange Holdings, Inc.
(a)
............. 105,601 1,041,226
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 120,387 4,810,664
Euronet Worldwide, Inc.
(a)
............... 16,900 1,642,342
EVERTEC, Inc. ...................... 14,534 525,404
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 9,777 1,684,284
Flywire Corp.
(a)
...................... 36,685 399,500
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 48,253 1,253,130
Jackson Financial, Inc. , Class A ........... 10,246 897,140
MGIC Investment Corp. ................ 76,169 1,972,777
Mr Cooper Group, Inc.
(a)
................ 50,632 7,884,415
NCR Atleos Corp.
(a)(b)
.................. 6,910 211,446
PennyMac Financial Services, Inc. ......... 7,676 714,943
Radian Group, Inc. .................... 35,427 1,155,274

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Rocket Cos., Inc. , Class A
(b)
.............. 42,544 $ 628,375
StoneCo Ltd. , Class A
(a)
................ 105,081 1,342,935
Toast, Inc. , Class A
(a)
.................. 130,355 6,366,538
Voya Financial, Inc. ................... 40,788 2,855,160
Walker & Dunlop, Inc. .................. 4,265 319,918
WEX, Inc.
(a)
......................... 10,432 1,770,102
42,870,697
Food Products — 0.9%
Adecoagro SA
(b)
...................... 142,432 1,308,950
B&G Foods, Inc. ..................... 68,165 279,477
Cal-Maine Foods, Inc. .................. 17,664 1,963,177
Flowers Foods, Inc. ................... 55,825 884,826
Hain Celestial Group, Inc. (The)
(a)
.......... 186,526 292,846
Ingredion, Inc. ....................... 7,134 938,406
John B Sanfilippo & Son, Inc. ............. 41,808 2,646,865
Lancaster Colony Corp. ................ 2,609 463,776
Pilgrim's Pride Corp. ................... 47,803 2,265,384
Post Holdings, Inc.
(a)
................... 9,516 1,006,888
Tootsie Roll Industries, Inc. .............. 6,951 263,651
TreeHouse Foods, Inc.
(a)
................ 14,160 272,155
Utz Brands, Inc. , Class A ................ 51,758 674,407
Vital Farms, Inc.
(a)
.................... 48,699 1,811,603
WK Kellogg Co. ...................... 69,324 1,597,918
16,670,329
Gas Utilities — 1.0%
MDU Resources Group, Inc. ............. 43,374 748,202
National Fuel Gas Co. ................. 42,647 3,701,333
New Jersey Resources Corp. ............. 59,180 2,716,954
Northwest Natural Holding Co. ............ 5,188 207,105
ONE Gas, Inc. ....................... 35,129 2,553,878
Southwest Gas Holdings, Inc. ............ 3,027 236,530
Spire, Inc. .......................... 35,567 2,648,674
UGI Corp. .......................... 153,574 5,556,307
18,368,983
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(a)
............... 18,371 3,127,479
Lyft, Inc. , Class A
(a)
.................... 160,227 2,252,792
Ryder System, Inc. .................... 34,209 6,079,281
XPO, Inc.
(a)(b)
........................ 27,722 3,334,679
14,794,231
Health Care Equipment & Supplies — 1.9%
AtriCure, Inc.
(a)
...................... 19,023 667,707
Butterfly Network, Inc. , Class A
(a)(b)
......... 73,719 126,059
Cerus Corp.
(a)
....................... 548,829 702,501
CONMED Corp. ...................... 18,319 937,017
Dentsply Sirona, Inc. .................. 299,200 4,281,552
Embecta Corp. ...................... 22,464 228,234
Envista Holdings Corp.
(a)
................ 67,406 1,273,299
Glaukos Corp.
(a)
...................... 13,900 1,196,651
Globus Medical, Inc. , Class A
(a)(b)
.......... 6,490 341,569
Haemonetics Corp.
(a)
.................. 21,094 1,561,800
Inspire Medical Systems, Inc.
(a)
........... 11,863 1,477,418
Integer Holdings Corp.
(a)
................ 6,950 754,145
iRhythm Technologies, Inc.
(a)
............. 11,997 1,681,739
Lantheus Holdings, Inc.
(a)(b)
.............. 36,564 2,602,991
LeMaitre Vascular, Inc. ................. 4,591 372,973
LivaNova plc
(a)
....................... 75,262 3,175,304
Masimo Corp.
(a)(b)
..................... 16,315 2,509,084
Merit Medical Systems, Inc.
(a)
............. 27,079 2,297,924
OraSure Technologies, Inc.
(a)(b)
............ 112,601 358,071
Orthofix Medical, Inc.
(a)
................. 29,644 327,270
Penumbra, Inc.
(a)
..................... 5,712 1,440,966
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Sight Sciences, Inc.
(a)
.................. 64,403 $ 214,462
Solventum Corp.
(a)
.................... 77,234 5,511,418
Teleflex, Inc. ........................ 18,275 2,183,863
36,224,017
Health Care Providers & Services — 1.8%
Alignment Healthcare, Inc.
(a)
............. 41,740 575,177
AMN Healthcare Services, Inc.
(a)
........... 27,442 503,286
Brookdale Senior Living, Inc.
(a)
............ 259,871 2,014,000
Chemed Corp. ....................... 8,922 3,678,541
Concentra Group Holdings Parent, Inc. ...... 8,467 169,086
Encompass Health Corp. ............... 22,583 2,486,614
Ensign Group, Inc. (The) ................ 19,202 2,880,300
Guardant Health, Inc.
(a)
................. 97,636 4,001,123
HealthEquity, Inc.
(a)
.................... 2,453 237,941
Henry Schein, Inc.
(a)(b)
.................. 9,714 657,152
Hims & Hers Health, Inc. , Class A
(a)(b)
....... 84,865 5,616,366
Joint Corp. (The)
(a)(b)
................... 17,823 196,766
Nano-X Imaging Ltd.
(a)(b)
................ 53,001 249,635
National Research Corp. ................ 36,690 458,625
NeoGenomics, Inc.
(a)
.................. 28,192 136,449
Option Care Health, Inc.
(a)
............... 68,659 2,015,142
Owens & Minor, Inc.
(a)
.................. 71,863 498,011
PACS Group, Inc.
(a)
................... 92,814 1,026,523
Tenet Healthcare Corp.
(a)
................ 47,197 7,611,932
35,012,669
Health Care REITs — 0.4%
Medical Properties Trust, Inc.
(b)
............ 352,409 1,451,925
National Health Investors, Inc. ............ 11,390 795,705
Omega Healthcare Investors, Inc. .......... 46,730 1,817,797
Sila Realty Trust, Inc. .................. 145,381 3,553,112
7,618,539
Health Care Technology — 0.5%
Definitive Healthcare Corp. , Class A
(a)
....... 279,298 1,089,262
Doximity, Inc. , Class A
(a)
................ 57,265 3,364,319
Evolent Health, Inc. , Class A
(a)(b)
........... 26,117 262,476
Health Catalyst, Inc.
(a)
.................. 46,913 171,232
HealthStream, Inc. .................... 32,678 854,856
Teladoc Health, Inc.
(a)
.................. 329,999 2,379,293
Waystar Holding Corp.
(a)
................ 40,954 1,514,479
9,635,917
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. .............. 72,711 775,099
Pebblebrook Hotel Trust ................ 19,380 194,381
RLJ Lodging Trust .................... 44,664 330,514
Ryman Hospitality Properties, Inc. ......... 2,341 222,535
Service Properties Trust ................ 374,933 986,074
Sunstone Hotel Investors, Inc. ............ 31,050 271,688
Xenia Hotels & Resorts, Inc. ............. 39,786 505,680
3,285,971
Hotels, Restaurants & Leisure — 2.5%
Arcos Dorados Holdings, Inc. , Class A ....... 94,305 627,128
Bloomin' Brands, Inc. .................. 145,949 1,329,595
Boyd Gaming Corp. ................... 3,750 318,375
Brightstar Lottery plc .................. 138,117 2,049,656
Brinker International, Inc.
(a)
.............. 11,964 1,885,526
Cava Group, Inc.
(a)(b)
................... 50,443 4,439,489
Cheesecake Factory, Inc. (The) ........... 9,314 595,258
Dine Brands Global, Inc. ................ 21,934 495,928
Jack in the Box, Inc. ................... 37,409 736,957
Life Time Group Holdings, Inc.
(a)
........... 23,117 663,920
Light & Wonder, Inc. , Class A
(a)(b)
.......... 36,457 3,511,538
MakeMyTrip Ltd.
(a)(b)
................... 32,415 3,033,720

Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp. ......... 14,660 $ 1,091,730
Papa John's International, Inc. ............ 19,676 834,459
Planet Fitness, Inc. , Class A
(a)
............ 17,400 1,899,906
Six Flags Entertainment Corp.
(a)(b)
.......... 25,573 766,167
Super Group SGHC Ltd. ................ 98,530 1,059,198
Sweetgreen, Inc. , Class A
(a)(b)
............. 14,903 191,951
Texas Roadhouse, Inc. ................. 7,314 1,354,041
Travel + Leisure Co. ................... 59,962 3,552,749
United Parks & Resorts, Inc.
(a)(b)
........... 59,009 2,792,896
Vail Resorts, Inc. ..................... 12,857 1,931,893
Wendy's Co. (The) .................... 135,019 1,329,937
Wingstop, Inc.
(b)
...................... 17,807 6,719,293
Wyndham Hotels & Resorts, Inc. .......... 25,544 2,196,784
Wynn Resorts Ltd. .................... 32,801 3,576,293
48,984,387
Household Durables — 1.6%
Cavco Industries, Inc.
(a)
................. 1,593 643,047
Champion Homes, Inc.
(a)
................ 8,907 542,436
Helen of Troy Ltd.
(a)
................... 8,393 184,478
Installed Building Products, Inc. ........... 7,200 1,456,488
KB Home .......................... 19,101 1,055,521
Lovesac Co. (The)
(a)(b)
.................. 52,025 936,970
Newell Brands, Inc. ................... 213,687 1,198,784
SharkNinja, Inc.
(a)
..................... 53,392 6,198,811
Somnigroup International, Inc. ............ 85,882 6,216,139
Sonos, Inc.
(a)
........................ 70,589 763,067
Taylor Morrison Home Corp.
(a)
............ 26,346 1,561,791
Toll Brothers, Inc. ..................... 28,649 3,390,896
TopBuild Corp.
(a)(b)
.................... 11,793 4,368,481
TRI Pointe Homes, Inc.
(a)
................ 68,830 2,119,964
Whirlpool Corp. ...................... 8,727 724,690
31,361,563
Household Products — 0.1%
Central Garden & Pet Co. , Class A, NVS
(a)
.... 34,419 1,222,563
Energizer Holdings, Inc. ................ 8,515 191,757
Spectrum Brands Holdings, Inc. ........... 21,431 1,146,773
2,561,093
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The) ..................... 363,841 4,784,509
Clearway Energy, Inc. , Class A ............ 104,646 3,221,004
Talen Energy Corp.
(a)
.................. 13,898 5,247,468
13,252,981
Industrial REITs — 0.6%
EastGroup Properties, Inc. .............. 10,690 1,745,036
First Industrial Realty Trust, Inc. ........... 119,643 5,829,007
Industrial Logistics Properties Trust ......... 320,095 1,702,905
LXP Industrial Trust ................... 147,983 1,148,348
STAG Industrial, Inc. .................. 21,194 727,590
11,152,886
Insurance — 2.7%
Ambac Financial Group, Inc.
(a)
............ 113,124 950,242
Assurant, Inc. ....................... 16,105 3,016,466
Assured Guaranty Ltd. ................. 57,971 4,903,187
Axis Capital Holdings Ltd. ............... 2,755 258,529
CNO Financial Group, Inc. ............... 83,589 3,079,419
Employers Holdings, Inc. ................ 9,064 374,162
First American Financial Corp. ............ 45,307 2,720,685
Genworth Financial, Inc. , Class A
(a)
......... 153,271 1,204,710
Hamilton Insurance Group Ltd. , Class B
(a)(b)
... 127,848 2,747,453
Kinsale Capital Group, Inc. .............. 6,389 2,815,568
Lemonade, Inc.
(a)(b)
.................... 24,503 923,273
Mercury General Corp. ................. 20,279 1,404,321
Security
Shares
Shares Value
Insurance (continued)
Old Republic International Corp. ........... 221,463 $ 8,010,317
Oscar Health, Inc. , Class A
(a)(b)
............ 138,079 1,940,010
Palomar Holdings, Inc.
(a)
................ 4,492 595,145
Primerica, Inc. ....................... 18,848 5,006,594
RenaissanceRe Holdings Ltd. ............ 16,384 3,993,436
RLI Corp. .......................... 7,795 514,392
Ryan Specialty Holdings, Inc. , Class A ....... 6,015 368,058
Selectquote, Inc.
(a)
.................... 103,952 182,956
Universal Insurance Holdings, Inc. ......... 30,613 723,691
Unum Group ........................ 52,018 3,735,413
White Mountains Insurance Group Ltd. ...... 1,642 2,935,568
52,403,595
Interactive Media & Services — 1.1%
Angi, Inc.
(a)
......................... 56,765 920,728
Bumble, Inc. , Class A
(a)(b)
................ 265,693 2,067,092
Cargurus, Inc. , Class A
(a)
................ 61,798 2,028,210
Cars.com, Inc.
(a)
...................... 81,909 1,054,169
IAC, Inc.
(a)
.......................... 15,318 601,997
Match Group, Inc. .................... 64,425 2,207,845
Reddit, Inc. , Class A
(a)(b)
................. 47,987 7,706,232
Shutterstock, Inc. ..................... 69,813 1,337,617
Vimeo, Inc.
(a)
........................ 386,941 1,466,506
Yelp, Inc.
(a)
......................... 26,027 896,110
ZipRecruiter, Inc. , Class A
(a)(b)
............. 106,004 445,217
20,731,723
IT Services — 0.6%
(a)
ASGN, Inc. ......................... 3,469 173,936
Couchbase, Inc. ..................... 124,097 3,010,593
DXC Technology Co. .................. 19,909 270,961
Kyndryl Holdings, Inc. .................. 45,467 1,717,289
Rackspace Technology, Inc. .............. 129,896 157,174
Wix.com Ltd. ........................ 51,685 7,030,711
12,360,664
Leisure Products — 0.7%
Acushnet Holdings Corp. ................ 38,705 3,081,692
Brunswick Corp. ..................... 16,696 973,210
Hasbro, Inc. ........................ 72,283 5,432,790
Latham Group, Inc.
(a)
.................. 87,061 590,274
Mattel, Inc.
(a)
........................ 123,805 2,105,923
Peloton Interactive, Inc. , Class A
(a)(b)
........ 29,286 209,102
YETI Holdings, Inc.
(a)(b)
................. 41,406 1,521,256
13,914,247
Life Sciences Tools & Services — 0.8%
Azenta, Inc.
(a)(b)
...................... 6,035 197,345
Bruker Corp. ........................ 27,962 1,074,580
Charles River Laboratories International, Inc.
(a)
. 4,449 754,728
Medpace Holdings, Inc.
(a)
............... 23,022 9,834,998
Mesa Laboratories, Inc. ................ 2,869 219,421
Repligen Corp.
(a)
..................... 11,036 1,291,985
Tempus AI, Inc.
(a)(b)
.................... 35,712 2,020,942
15,393,999
Machinery — 4.4%
AGCO Corp. ........................ 41,447 4,889,503
Allison Transmission Holdings, Inc. ......... 80,841 7,281,349
Crane Co. .......................... 40,912 8,009,342
Donaldson Co., Inc. ................... 47,956 3,451,393
Enerpac Tool Group Corp. , Class A ......... 38,266 1,473,624
Esab Corp. ......................... 28,158 3,777,959
Federal Signal Corp. .................. 23,348 2,955,156
Gates Industrial Corp. plc
(a)
.............. 37,547 931,166
Graco, Inc. ......................... 3,739 314,001
ITT, Inc. ........................... 41,144 6,992,834

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Kadant, Inc. ........................ 3,661 $ 1,218,271
Lincoln Electric Holdings, Inc. ............ 5,190 1,263,765
Manitowoc Co., Inc. (The)
(a)
.............. 34,302 437,351
Middleby Corp. (The)
(a)
................. 12,439 1,806,143
Mueller Industries, Inc. ................. 115,122 9,827,965
Mueller Water Products, Inc. , Class A ....... 133,600 3,307,936
Nordson Corp. ....................... 11,475 2,458,060
REV Group, Inc. ..................... 49,280 2,441,824
SPX Technologies, Inc.
(a)
................ 36,680 6,690,065
Tennant Co. ........................ 13,062 1,078,137
Terex Corp. ......................... 70,929 3,607,449
Toro Co. (The) ....................... 28,341 2,104,319
Trinity Industries, Inc. .................. 31,163 726,098
Wabash National Corp. ................. 114,169 1,137,123
Watts Water Technologies, Inc. , Class A ...... 11,749 3,081,998
Worthington Enterprises, Inc. ............. 60,488 3,748,441
85,011,272
Marine Transportation — 0.2%
Matson, Inc. ........................ 25,556 2,728,870
ZIM Integrated Shipping Services Ltd.
(b)
...... 55,117 873,604
3,602,474
Media — 1.1%
AMC Networks, Inc. , Class A
(a)
............ 209,931 1,257,487
EchoStar Corp. , Class A
(a)(b)
.............. 75,561 2,462,533
John Wiley & Sons, Inc. , Class A .......... 65,308 2,520,889
Liberty Broadband Corp. , Class A
(a)
......... 88,824 5,429,811
New York Times Co. (The) , Class A ......... 44,761 2,322,648
Nexstar Media Group, Inc. ............... 9,047 1,692,784
Paramount Global , Class B, NVS
(b)
......... 195,663 2,459,484
Sinclair, Inc. , Class A .................. 13,858 200,387
Sirius XM Holdings, Inc. ................ 98,175 2,073,456
TEGNA, Inc. ........................ 101,973 1,702,949
22,122,428
Metals & Mining — 1.5%
Alcoa Corp. ......................... 65,216 1,954,524
Algoma Steel Group, Inc. ............... 29,767 159,254
Alpha Metallurgical Resources, Inc.
(a)
....... 11,557 1,364,535
Carpenter Technology Corp. ............. 19,183 4,784,048
Coeur Mining, Inc.
(a)
................... 61,694 536,121
Commercial Metals Co. ................. 47,030 2,438,976
Hecla Mining Co. ..................... 51,557 295,937
Kaiser Aluminum Corp. ................. 3,656 282,645
Materion Corp. ...................... 3,303 347,806
Reliance, Inc. ....................... 31,845 9,239,190
Royal Gold, Inc. ...................... 21,164 3,204,653
Ryerson Holding Corp. ................. 25,054 516,112
Warrior Met Coal, Inc. .................. 13,024 669,173
Worthington Steel, Inc. ................. 94,441 2,882,339
28,675,313
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. ................ 340,871 3,214,414
BrightSpire Capital, Inc. , Class A .......... 103,778 537,570
Franklin BSP Realty Trust, Inc. ............ 16,737 169,044
Granite Point Mortgage Trust, Inc. ......... 311,059 793,200
Invesco Mortgage Capital, Inc. ............ 39,382 297,334
KKR Real Estate Finance Trust, Inc. ........ 69,056 624,266
Ladder Capital Corp. , Class A ............ 152,994 1,670,695
MFA Financial, Inc. .................... 271,825 2,470,889
Rithm Capital Corp. ................... 47,308 569,115
Starwood Property Trust, Inc. ............. 59,970 1,167,016
Two Harbors Investment Corp. ............ 41,251 402,197
11,915,740
Security
Shares
Shares Value
Multi-Utilities — 0.0%
Black Hills Corp. ..................... 3,422 $ 197,723
Office REITs — 1.8%
Brandywine Realty Trust ................ 511,530 2,046,120
COPT Defense Properties ............... 21,275 580,382
Cousins Properties, Inc. ................ 53,718 1,455,758
Douglas Emmett, Inc. .................. 89,573 1,357,927
Equity Commonwealth
(a)(c)
............... 118,058 1
Highwoods Properties, Inc. .............. 113,798 3,301,280
Hudson Pacific Properties, Inc.
(a)
.......... 269,340 659,883
JBG SMITH Properties ................. 161,377 3,417,965
Kilroy Realty Corp. .................... 62,674 2,310,164
Paramount Group, Inc.
(a)
................ 589,475 3,607,587
Piedmont Realty Trust, Inc. , Class A ........ 127,765 965,903
SL Green Realty Corp. ................. 128,494 7,356,281
Vornado Realty Trust .................. 194,562 7,475,072
34,534,323
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp. ................ 430,146 7,893,179
Antero Resources Corp.
(a)
............... 140,195 4,897,011
APA Corp. ......................... 194,051 3,743,244
Berry Corp. ......................... 225,667 681,514
California Resources Corp. .............. 33,510 1,614,512
Chord Energy Corp. ................... 4,218 465,372
CNX Resources Corp.
(a)(b)
............... 95,622 2,898,303
Core Natural Resources, Inc. ............. 5,198 383,664
CVR Energy, Inc. ..................... 94,056 2,518,820
Delek US Holdings, Inc. ................ 99,597 2,227,985
Dorian LPG Ltd. ...................... 29,110 838,077
DT Midstream, Inc. .................... 40,235 4,133,341
Expand Energy Corp. .................. 75,792 7,941,486
Gulfport Energy Corp.
(a)
................ 4,717 821,371
HF Sinclair Corp. ..................... 5,821 255,775
Kosmos Energy Ltd.
(a)
.................. 256,156 550,735
Murphy Oil Corp. ..................... 115,380 2,862,578
Ovintiv, Inc. ......................... 111,579 4,594,823
PBF Energy, Inc. , Class A ............... 14,516 328,062
Permian Resources Corp. , Class A ......... 26,951 381,626
Range Resources Corp. ................ 116,085 4,262,641
SFL Corp. Ltd. ....................... 115,657 1,061,731
SM Energy Co. ...................... 45,301 1,249,855
56,605,705
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ................. 64,196 5,803,960
Mercer International, Inc. ................ 183,504 680,800
Sylvamo Corp. ...................... 3,866 178,107
6,662,867
Passenger Airlines — 0.2%
Copa Holdings SA , Class A, NVS .......... 5,903 653,226
SkyWest, Inc.
(a)
...................... 23,158 2,685,402
3,338,628
Personal Care Products — 0.5%
BellRing Brands, Inc.
(a)
................. 16,087 878,028
Coty, Inc. , Class A
(a)
................... 151,020 732,447
Edgewell Personal Care Co. ............. 7,325 184,810
elf Beauty, Inc.
(a)
..................... 27,803 3,369,446
Herbalife Ltd.
(a)(b)
..................... 112,438 1,034,430
Interparfums, Inc. ..................... 8,136 981,202
Medifast, Inc.
(a)
...................... 70,999 977,656
Nu Skin Enterprises, Inc. , Class A .......... 116,575 976,898
Olaplex Holdings, Inc.
(a)(b)
............... 394,400 548,216

Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
USANA Health Sciences, Inc.
(a)(b)
.......... 12,603 $ 370,402
10,053,535
Pharmaceuticals — 1.2%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 178,887 1,398,896
Amphastar Pharmaceuticals, Inc.
(a)
......... 30,723 643,647
Amylyx Pharmaceuticals, Inc.
(a)(b)
.......... 99,634 800,061
Axsome Therapeutics, Inc.
(a)(b)
............ 45,889 4,652,227
Corcept Therapeutics, Inc.
(a)
............. 53,881 3,619,187
Elanco Animal Health, Inc.
(a)(b)
............ 112,094 1,533,446
EyePoint Pharmaceuticals, Inc.
(a)(b)
......... 66,698 654,974
Harrow, Inc.
(a)(b)
...................... 18,946 601,725
Innoviva, Inc.
(a)
...................... 97,104 1,764,380
Ligand Pharmaceuticals, Inc.
(a)(b)
........... 15,431 2,030,411
Perrigo Co. plc ...................... 69,764 1,860,606
Prestige Consumer Healthcare, Inc.
(a)
....... 21,388 1,581,642
Supernus Pharmaceuticals, Inc.
(a)(b)
......... 15,438 541,874
Tarsus Pharmaceuticals, Inc.
(a)
............ 36,362 1,411,573
Tilray Brands, Inc. , Class 2
(a)(b)
............ 436,263 253,425
23,348,074
Professional Services — 2.1%
Alight, Inc. , Class A ................... 233,536 1,251,753
Amentum Holdings, Inc.
(a)(b)
.............. 106,647 2,662,975
CACI International, Inc. , Class A
(a)(b)
........ 3,003 1,383,092
Clarivate plc
(a)
....................... 103,669 399,126
Conduent, Inc.
(a)
..................... 68,053 181,021
CRA International, Inc. ................. 17,543 3,099,146
Dun & Bradstreet Holdings, Inc. ........... 45,716 416,016
ExlService Holdings, Inc.
(a)
.............. 72,617 3,153,756
Exponent, Inc. ....................... 2,427 167,366
Fiverr International Ltd.
(a)(b)
............... 55,187 1,218,529
FTI Consulting, Inc.
(a)
.................. 3,783 629,302
Heidrick & Struggles International, Inc. ...... 133,441 5,942,128
Huron Consulting Group, Inc.
(a)(b)
.......... 45,185 5,968,035
ICF International, Inc. .................. 13,604 1,141,239
Insperity, Inc. ........................ 30,324 1,806,704
KBR, Inc. .......................... 35,062 1,638,798
Kforce, Inc. ......................... 17,171 598,409
Korn Ferry ......................... 4,777 338,546
Legalzoom.com, Inc.
(a)
................. 225,734 2,029,349
ManpowerGroup, Inc. .................. 12,123 500,074
Maximus, Inc. ....................... 14,101 1,041,500
Paylocity Holding Corp.
(a)
............... 13,907 2,571,126
Robert Half, Inc. ..................... 45,632 1,684,277
UL Solutions, Inc. , Class A ............... 6,951 508,257
Upwork, Inc.
(a)
....................... 19,453 232,658
40,563,182
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.
(a)
............. 258,417 1,193,887
Compass, Inc. , Class A
(a)(b)
.............. 157,023 1,246,763
Cushman & Wakefield plc
(a)
.............. 6,946 84,672
eXp World Holdings, Inc. ................ 143,894 1,551,177
Kennedy-Wilson Holdings, Inc. ............ 176,812 1,294,264
St. Joe Co. (The) ..................... 59,831 3,021,465
8,392,228
Residential REITs — 0.2%
American Homes 4 Rent , Class A .......... 131,217 4,551,918
Retail REITs — 1.4%
Alexander's, Inc. ..................... 9,258 2,325,517
Brixmor Property Group, Inc. ............. 259,834 6,789,462
Federal Realty Investment Trust ........... 10,090 929,894
InvenTrust Properties Corp. .............. 33,354 919,570
Kimco Realty Corp. ................... 125,572 2,665,894
Security
Shares
Shares Value
Retail REITs (continued)
Kite Realty Group Trust ................. 127,283 $ 2,797,680
Macerich Co. (The) ................... 267,260 4,465,915
NNN REIT, Inc. ...................... 47,009 1,939,591
Saul Centers, Inc. .................... 25,548 823,157
Tanger, Inc. ......................... 135,775 4,075,966
27,732,646
Semiconductors & Semiconductor Equipment — 2.7%
Astera Labs , Inc.
(a)(b)
................... 41,492 5,673,201
Axcelis Technologies, Inc.
(a)(b)
............. 30,403 2,057,979
Cirrus Logic, Inc.
(a)
.................... 37,825 3,809,356
Credo Technology Group Holding Ltd.
(a)
...... 50,088 5,587,317
Enphase Energy, Inc.
(a)
................. 45,348 1,467,461
Entegris, Inc. ........................ 43,131 3,384,058
Impinj, Inc.
(a)
........................ 17,277 2,670,679
Kulicke & Soffa Industries, Inc. ............ 45,038 1,475,445
Lattice Semiconductor Corp.
(a)(b)
........... 54,887 2,735,019
MACOM Technology Solutions Holdings, Inc.
(a)
. 13,501 1,851,527
MKS, Inc. .......................... 14,079 1,340,039
Onto Innovation, Inc.
(a)
................. 18,465 1,749,559
Penguin Solutions, Inc.
(a)(b)
............... 30,491 718,673
Power Integrations, Inc. ................ 3,360 163,027
Qorvo, Inc.
(a)
........................ 39,028 3,262,741
Rambus, Inc.
(a)
...................... 89,881 6,644,902
Rigetti Computing, Inc.
(a)(b)
............... 63,797 925,057
Semtech Corp.
(a)
..................... 42,885 2,191,424
Silicon Laboratories, Inc.
(a)
............... 6,042 796,154
Synaptics, Inc.
(a)
..................... 26,409 1,655,844
Universal Display Corp. ................ 4,248 613,411
Veeco Instruments, Inc.
(a)
............... 71,663 1,489,157
52,262,030
Software — 7.5%
A10 Networks, Inc. .................... 42,057 774,690
ACI Worldwide, Inc.
(a)
.................. 13,008 553,620
Adeia, Inc. ......................... 103,863 1,345,026
Agilysys, Inc.
(a)
...................... 2,741 312,693
Alarm.com Holdings, Inc.
(a)
.............. 8,793 480,362
Amplitude, Inc. , Class A
(a)(b)
.............. 136,145 1,665,053
Appfolio, Inc. , Class A
(a)
................ 5,449 1,456,954
Asana, Inc. , Class A
(a)(b)
................. 62,747 921,126
Aurora Innovation, Inc. , Class A
(a)(b)
......... 170,039 987,927
Bentley Systems, Inc. , Class B
(b)
........... 44,737 2,593,851
Blackbaud, Inc.
(a)(b)
.................... 30,231 2,038,174
BlackLine, Inc.
(a)
..................... 52,039 2,798,657
Box, Inc. , Class A
(a)(b)
.................. 47,406 1,521,733
Braze, Inc. , Class A
(a)
.................. 46,768 1,303,424
Cellebrite DI Ltd.
(a)(b)
................... 125,833 1,759,145
Clear Secure, Inc. , Class A .............. 172,405 5,070,431
Cognyte Software Ltd.
(a)(b)
............... 198,283 1,836,101
Commvault Systems, Inc.
(a)
.............. 23,339 4,433,243
Core Scientific, Inc.
(a)(b)
................. 67,724 916,983
CyberArk Software Ltd.
(a)(b)
.............. 9,664 3,976,446
D-Wave Quantum, Inc.
(a)(b)
............... 79,266 1,362,583
Elastic NV
(a)
........................ 58,027 4,856,860
Five9, Inc.
(a)
........................ 11,159 288,237
Gitlab, Inc. , Class A
(a)
.................. 122,866 5,382,759
Guidewire Software, Inc.
(a)
............... 15,880 3,592,374
Intapp, Inc.
(a)
........................ 73,359 2,938,028
InterDigital, Inc. ...................... 12,134 3,132,999
JFrog Ltd.
(a)(b)
....................... 101,492 4,405,768
Klaviyo, Inc. , Class A
(a)(b)
................ 12,455 387,350
Life360, Inc.
(a)(b)
...................... 27,457 2,102,932
LiveRamp Holdings, Inc.
(a)
............... 12,527 411,136
Manhattan Associates, Inc.
(a)
............. 35,175 7,726,540

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Monday.com Ltd.
(a)(b)
................... 35,947 $ 9,428,539
Nutanix, Inc. , Class A
(a)
................. 159,124 11,961,351
OneSpan, Inc. ....................... 133,066 1,962,723
PagerDuty, Inc.
(a)
..................... 81,519 1,314,086
Pegasystems, Inc. .................... 44,076 2,587,702
Porch Group, Inc.
(a)
................... 39,504 498,540
Procore Technologies, Inc.
(a)(b)
............ 117,939 8,447,971
Progress Software Corp. ................ 52,600 2,529,008
PROS Holdings, Inc.
(a)
................. 15,105 236,997
Q2 Holdings, Inc.
(a)(b)
................... 13,553 1,100,504
Qualys, Inc.
(a)
....................... 17,894 2,381,155
RADCOM Ltd.
(a)(b)
..................... 36,169 490,452
Rapid7, Inc.
(a)
....................... 7,741 163,490
RingCentral, Inc. , Class A
(a)
.............. 101,326 2,582,800
Rubrik, Inc. , Class A
(a)
.................. 36,353 3,451,717
Samsara, Inc. , Class A
(a)
................ 161,290 6,133,859
SentinelOne, Inc. , Class A
(a)
.............. 47,446 870,160
ServiceTitan, Inc. , Class A
(a)
.............. 19,538 2,280,280
SimilarWeb Ltd.
(a)(b)
.................... 63,003 526,705
SoundHound AI, Inc. , Class A
(a)(b)
.......... 56,633 585,019
Sprout Social, Inc. , Class A
(a)
............. 41,622 713,817
SPS Commerce, Inc.
(a)(b)
................ 3,146 342,489
Tenable Holdings, Inc.
(a)
................ 15,644 489,814
UiPath, Inc. , Class A
(a)
................. 79,536 934,548
Unity Software, Inc.
(a)(b)
................. 56,204 1,874,965
Varonis Systems, Inc.
(a)(b)
................ 39,583 2,209,919
Workiva, Inc. , Class A
(a)(b)
............... 66,847 4,266,844
Yext, Inc.
(a)(b)
........................ 187,101 1,519,260
Zeta Global Holdings Corp. , Class A
(a)(b)
...... 14,460 226,299
145,444,218
Specialized REITs — 0.8%
CubeSmart ......................... 46,640 1,814,763
EPR Properties ...................... 27,034 1,487,951
Gaming & Leisure Properties, Inc. ......... 74,704 3,405,008
Lamar Advertising Co. , Class A ........... 49,617 6,065,678
Outfront Media, Inc. ................... 41,104 720,553
Rayonier, Inc. ....................... 41,296 962,610
Uniti Group, Inc.
(a)
.................... 234,697 1,248,588
15,705,151
Specialty Retail — 4.5%
Abercrombie & Fitch Co. , Class A
(a)(b)
........ 55,046 5,285,517
Academy Sports & Outdoors, Inc. .......... 5,532 280,970
American Eagle Outfitters, Inc. ............ 54,737 591,160
Asbury Automotive Group, Inc.
(a)
........... 5,913 1,313,396
AutoNation, Inc.
(a)
..................... 13,807 2,659,780
Bath & Body Works, Inc. ................ 128,464 3,720,317
Buckle, Inc. (The) .................... 50,532 2,494,765
Caleres, Inc. ........................ 52,487 720,647
Carvana Co. , Class A
(a)
................. 49,412 19,279,080
Chewy, Inc. , Class A
(a)
................. 25,049 919,298
Designer Brands, Inc. , Class A ............ 85,048 239,835
Dick's Sporting Goods, Inc. .............. 38,678 8,180,784
Foot Locker, Inc.
(a)
.................... 11,053 276,767
GameStop Corp. , Class A
(a)(b)
............. 125,848 2,825,288
Gap, Inc. (The) ...................... 283,702 5,520,841
Genesco, Inc.
(a)(b)
..................... 53,126 1,278,212
Group 1 Automotive, Inc. ................ 6,833 2,816,221
Guess?, Inc. ........................ 194,768 2,531,984
ODP Corp. (The)
(a)(b)
................... 88,726 1,582,872
Petco Health & Wellness Co., Inc.
(a)
........ 77,964 234,672
RealReal, Inc. (The)
(a)(b)
................. 123,087 647,438
Signet Jewelers Ltd. ................... 53,290 4,215,239
Sleep Number Corp.
(a)(b)
................ 35,459 259,914
Security
Shares
Shares Value
Specialty Retail (continued)
Stitch Fix, Inc. , Class A
(a)(b)
............... 65,663 $ 310,586
Upbound Group, Inc. .................. 57,276 1,181,890
Urban Outfitters, Inc.
(a)(b)
................ 10,673 803,463
Wayfair, Inc. , Class A
(a)
................. 84,985 5,578,415
Williams-Sonoma, Inc. ................. 64,128 11,995,142
87,744,493
Technology Hardware, Storage & Peripherals — 0.6%
IonQ, Inc.
(a)(b)
........................ 42,823 1,707,353
Pure Storage, Inc. , Class A
(a)
............. 117,849 7,014,372
Xerox Holdings Corp. .................. 746,893 3,024,917
11,746,642
Textiles, Apparel & Luxury Goods — 1.9%
Crocs, Inc.
(a)(b)
....................... 30,879 3,079,563
Deckers Outdoor Corp.
(a)
................ 70,415 7,475,961
On Holding AG , Class A
(a)
............... 56,364 2,737,599
Oxford Industries, Inc. ................. 14,695 561,055
PVH Corp. ......................... 32,272 2,369,410
Ralph Lauren Corp. , Class A ............. 20,158 6,022,203
Tapestry, Inc. ........................ 102,809 11,106,456
Under Armour, Inc. , Class C, NVS
(a)
........ 384,149 2,420,139
VF Corp. .......................... 87,225 1,022,277
36,794,663
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 13,774 1,142,416
Universal Corp. ...................... 24,062 1,310,657
2,453,073
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc. ........ 9,201 2,498,071
Boise Cascade Co. ................... 24,474 2,051,166
Core & Main, Inc. , Class A
(a)
.............. 171,815 10,934,307
DNOW, Inc.
(a)
....................... 73,628 1,145,652
DXP Enterprises, Inc.
(a)
................. 2,868 324,830
FTAI Aviation Ltd. ..................... 32,088 4,415,630
GATX Corp. ........................ 19,301 2,947,070
GMS, Inc.
(a)
......................... 16,127 1,768,164
MRC Global, Inc.
(a)
.................... 128,914 1,892,457
MSC Industrial Direct Co., Inc. , Class A ...... 3,551 307,588
QXO, Inc.
(a)(b)
........................ 68,075 1,365,584
Rush Enterprises, Inc. , Class A ........... 19,180 1,038,405
SiteOne Landscape Supply, Inc.
(a)
.......... 5,014 691,080
Watsco, Inc. ........................ 11,837 5,337,066
WESCO International, Inc. ............... 15,553 3,218,849
39,935,919
Water Utilities — 0.1%
American States Water Co. .............. 28,325 2,084,437
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. ........... 5,444 212,534
Total Long-Term Investments — 99.4%
(Cost: $1,725,037,409) ............................ 1,924,344,800

Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(f)
................... 145,803,734 $ 145,862,055
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.30% .................... 11,038,907 11,038,907
Total Short-Term Securities — 8.1%
(Cost: $156,878,447) .............................. 156,900,962
Total Investments — 107.5%
(Cost: $1,881,915,856 ) ............................ 2,081,245,762
Liabilities in Excess of Other Assets — (7.5)% ............. (145,265,708)
Net Assets — 100.0% ...............................
$ 1,935,980,054
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 78,375,936 $ 67,485,272
(a)
$ — $ (2,018) $ 2,865 $ 145,862,055 145,803,734 $ 358,286
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,946,192 4,092,715
(a)
— — — 11,038,907 11,038,907 554,448 —
$ (2,018) $ 2,865 $ 156,900,962 $ 912,734 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 117 09/19/25 $ 1,299 $ (8,375)
S&P Midcap 400 E-Mini Index ................................................. 2 09/19/25 633 (8,998)
$ (17,373)

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Capital Holdings Ltd. ...... Goldman Sachs Bank USA USD 19,546 08/18/26 0.40% 1D FEDL01 Monthly $ (496)
Preferred Bank ............. HSBC Bank plc 1,010,552 02/09/28 0.40% 1D OBFR01 Monthly (9,261)
Preferred Bank ............. Goldman Sachs Bank USA 1,769,702 08/19/26 0.40% 1D FEDL01 Monthly 3,286
Pitney Bowes, Inc. ........... JPMorgan Chase Bank NA 220,600 02/09/26 0.40% 1D OBFR01 Monthly 6,600
Pitney Bowes, Inc. ........... HSBC Bank plc 39,873 02/09/28 0.40% 1D OBFR01 Monthly 1,193
Pitney Bowes, Inc. ........... Goldman Sachs Bank USA 18,701 08/18/26 0.40% 1D FEDL01 Monthly (548)
Jackson Financial, Inc. ........ JPMorgan Chase Bank NA 3,585,296 02/09/26 0.40% 1D OBFR01 Monthly (54,439)
Jackson Financial, Inc. ........ HSBC Bank plc 1,334,468 02/09/28 0.40% 1D OBFR01 Monthly (14,851)
Jackson Financial, Inc. ........ Goldman Sachs Bank USA 337,533 08/18/26 0.40% 1D FEDL01 Monthly 6,578
Fulton Financial Corp. ......... JPMorgan Chase Bank NA 5,885 02/09/26 0.40% 1D OBFR01 Monthly (374)
Fulton Financial Corp. ......... Goldman Sachs Bank USA 81,712 08/18/26 0.40% 1D FEDL01 Monthly (4,060)
Douglas Emmett, Inc. ......... JPMorgan Chase Bank NA 140,213 02/09/26 0.40% 1D OBFR01 Monthly (4,304)
Douglas Emmett, Inc. ......... Goldman Sachs Bank USA 315,376 08/19/26 0.40% 1D FEDL01 Monthly (12,919)
Bread Financial Holdings, Inc. ... JPMorgan Chase Bank NA 7,886 02/09/26 0.40% 1D OBFR01 Monthly 267
Bread Financial Holdings, Inc. ... HSBC Bank plc 185,103 02/09/28 0.40% 1D OBFR01 Monthly 6,276
Bread Financial Holdings, Inc. ... Goldman Sachs Bank USA 108,813 08/18/26 0.40% 1D FEDL01 Monthly 240
Sealed Air Corp. ............ Goldman Sachs Bank USA 36,561 08/18/26 0.40% 1D FEDL01 Monthly (2,052)
Sealed Air Corp. ............ JPMorgan Chase Bank NA 18,717 02/09/26 0.40% 1D OBFR01 Monthly (1,623)
Total long positions of equity swaps (80,487)
Net dividends and financing fees 17
Total equity swap contracts including dividends and financing fees $ (80,470)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 24,457 $ (104,927)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 24,457 $ — $ — $ — $ 24,457
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 17,373 — — — 17,373
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 104,927 — — — 104,927
$ — $ — $ 122,300 $ — $ — $ — $ 122,300
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (164,933) $ — $ — $ — $ (164,933)
Swaps .............................. — — (492,192) — — — (492,192)
$ — $ — $ (657,125) $ — $ — $ — $ (657,125)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... $ — $ — $ (67,788) $ — $ — $ — $ (67,788)
Swaps .............................. — — (480,776) — — — (480,776)
$ — $ — $ (548,564) $ — $ — $ — $ (548,564)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,581,602
Total return swaps
Average notional value ............................................................................................... $ 8,499,913
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 19,558
Swaps — OTC
(a)
..................................................................................... 24,440 104,927
Total derivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 24,440 $ 124,485
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (19,558)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 24,440 $ 104,927
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
Goldman Sachs Bank USA ......................... $ 10,104 $ (10,104) $ — $ — $ —
HSBC Bank plc ................................. 7,469 (7,469) — — —
JPMorgan Chase Bank NA ......................... 6,867 (6,867) — — —
$ 24,440 $ (24,440) $ — $ — $ —
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
(b)
Goldman Sachs Bank USA ......................... $ 20,075 $ (10,104) $ — $ — $ 9,971
HSBC Bank plc ................................. 24,112 (7,469) — — 16,643
JPMorgan Chase Bank NA ......................... 60,740 (6,867) — — 53,873
$ 104,927 $ (24,440) $ — $ — $ 80,487
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,924,344,799 $ — $ 1 $ 1,924,344,800
Short-Term Securities
Money Market Funds ...................................... 156,900,962 — — 156,900,962
$ 2,081,245,761 $ — $ 1 $ 2,081,245,762
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 24,457 $ — $ 24,457
Liabilities
Equity contracts ........................................... (17,373) (104,927) — (122,300)
$ (17,373) $ (80,470) $ — $ (97,843)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 5.7%
Arcellx, Inc.
(a)
....................... 8,843 $ 631,302
Arcus Biosciences, Inc.
(a)
................ 14,197 129,619
Beam Therapeutics, Inc.
(a)
............... 19,915 392,525
BioCryst Pharmaceuticals, Inc.
(a)
........... 45,043 366,650
Exelixis, Inc.
(a)
....................... 58,935 2,134,626
Geron Corp.
(a)
....................... 134,088 154,201
Immunome, Inc.
(a)
.................... 17,068 179,555
Incyte Corp.
(a)
....................... 42,603 3,190,539
Intellia Therapeutics, Inc.
(a) (b)
............. 21,661 252,134
Iovance Biotherapeutics, Inc.
(a)
............ 60,350 155,099
Janux Therapeutics, Inc.
(a)
............... 11,018 264,597
Kura Oncology, Inc.
(a)
.................. 18,285 110,624
Moderna, Inc.
(a)
...................... 76,496 2,261,222
Novavax, Inc.
(a) (b)
..................... 32,800 218,120
Regeneron Pharmaceuticals, Inc. .......... 23,243 12,678,127
Revolution Medicines, Inc.
(a)
.............. 36,217 1,349,807
Twist Bioscience Corp.
(a)
................ 12,712 426,742
Xencor, Inc.
(a)
....................... 14,846 123,519
25,019,008
Broadline Retail — 6.5%
Amazon.com, Inc.
(a)
................... 78,690 18,422,116
Coupang, Inc. , Class A
(a)
................ 63,917 1,881,077
eBay, Inc. .......................... 23,646 2,169,520
Etsy, Inc.
(a)
......................... 5,273 307,258
MercadoLibre, Inc.
(a)
................... 2,418 5,740,066
28,520,037
Capital Markets — 0.5%
Coinbase Global, Inc. , Class A
(a)
........... 4,451 1,681,410
Donnelley Financial Solutions, Inc.
(a)
........ 568 30,081
MarketAxess Holdings, Inc. .............. 804 165,222
Tradeweb Markets, Inc. , Class A ........... 2,537 351,501
Virtu Financial, Inc. , Class A .............. 1,776 78,393
2,306,607
Communications Equipment — 0.1%
Calix, Inc.
(a)
......................... 5,060 286,851
Consumer Finance — 0.2%
Enova International, Inc.
(a)
............... 525 54,894
OneMain Holdings, Inc. ................. 2,590 149,676
SoFi Technologies, Inc.
(a)
................ 23,705 535,259
Upstart Holdings, Inc.
(a)
................. 1,850 151,219
World Acceptance Corp.
(a)
............... 109 17,148
908,196
Diversified Telecommunication Services — 0.0%
IDT Corp. , Class B .................... 480 28,277
Electrical Equipment — 0.6%
AMETEK, Inc. ....................... 13,280 2,454,808
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ....................... 9,624 392,370
PAR Technology Corp.
(a)
................ 901 54,763
447,133
Energy Equipment & Services — 0.6%
Baker Hughes Co. , Class A .............. 57,128 2,573,616
Entertainment — 3.6%
Netflix, Inc.
(a)
........................ 13,537 15,694,798
Financial Services — 7.0%
Affirm Holdings, Inc. , Class A
(a)
............ 5,876 402,859
AvidXchange Holdings, Inc.
(a)
............. 3,838 37,843
Security
Shares
Shares Value
Financial Services (continued)
Block, Inc. , Class A
(a)
.................. 11,802 $ 911,823
Cantaloupe, Inc.
(a)
.................... 1,533 16,970
Corpay, Inc.
(a)
....................... 1,502 485,221
Euronet Worldwide, Inc.
(a)
............... 887 86,199
Fidelity National Information Services, Inc. .... 11,551 917,265
Fiserv, Inc.
(a)
........................ 12,108 1,682,286
Flywire Corp.
(a)
...................... 2,360 25,700
Global Payments, Inc. ................. 5,347 427,493
Jack Henry & Associates, Inc. ............ 1,587 269,496
Marqeta, Inc. , Class A
(a)
................ 8,435 48,079
Mastercard, Inc. , Class A ................ 18,066 10,233,847
Paymentus Holdings, Inc. , Class A
(a)
........ 668 18,624
Payoneer Global, Inc.
(a)
................. 5,992 39,367
PayPal Holdings, Inc.
(a)
................. 21,334 1,466,926
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 1,444 148,732
Toast, Inc. , Class A
(a)
.................. 9,842 480,683
Visa, Inc. , Class A .................... 37,583 12,983,799
WEX, Inc.
(a)
......................... 743 126,072
30,809,284
Health Care Equipment & Supplies — 2.3%
Intuitive Surgical, Inc.
(a)
................. 20,591 9,906,124
Interactive Media & Services — 9.2%
Alphabet, Inc. , Class A ................. 96,764 18,569,012
fuboTV, Inc.
(a) (b)
...................... 18,774 74,720
Meta Platforms, Inc. , Class A ............. 24,088 18,630,623
Pinterest, Inc. , Class A
(a)
................ 33,760 1,303,136
Reddit, Inc. , Class A
(a)
.................. 6,581 1,056,843
Rumble, Inc. , Class A
(a) (b)
................ 7,734 65,275
Snap, Inc. , Class A, NVS
(a) (b)
............. 62,165 586,216
Trump Media & Technology Group Corp.
(a) (b)
... 6,080 106,947
Vimeo, Inc.
(a)
........................ 6,783 25,707
40,418,479
IT Services — 2.2%
(a)
Akamai Technologies, Inc.
(b)
.............. 12,576 959,675
Couchbase, Inc. ..................... 1,894 45,948
DigitalOcean Holdings, Inc. .............. 3,143 87,564
Fastly, Inc. , Class A ................... 6,742 45,778
GoDaddy, Inc. , Class A ................. 8,184 1,322,371
MongoDB, Inc. , Class A ................ 4,038 960,600
Okta, Inc. , Class A
(b)
................... 14,615 1,429,347
Snowflake, Inc. , Class A ................ 16,325 3,648,637
Twilio, Inc. , Class A ................... 7,459 962,211
9,462,131
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a) (b)
........ 21,443 153,103
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb, Inc., 12.50 Earnout Shares ........ 934 —
OmniAb, Inc., 15.00 Earnout Shares ........ 934 —
—
Machinery — 0.0%
(a)
Proto Labs, Inc. ...................... 1,347 58,082
Symbotic, Inc. , Class A
(b)
................ 2,526 136,278
194,360
Media — 0.2%
Paramount Global , Class B, NVS
(b)
......... 34,683 435,966
Sirius XM Holdings, Inc. ................ 17,769 375,281
811,247

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 3.9%
Ligand Pharmaceuticals, Inc.
(a)
............ 4,217 $ 554,873
Merck & Co., Inc. ..................... 212,815 16,625,108
17,179,981
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp. ......... 10,765 1,155,407
Broadridge Financial Solutions, Inc. ........ 2,578 638,081
CACI International, Inc. , Class A
(a)
......... 1,908 878,768
Science Applications International Corp. ..... 4,109 458,071
SS&C Technologies Holdings, Inc. ......... 4,691 400,987
3,531,314
Semiconductors & Semiconductor Equipment — 16.0%
Advanced Micro Devices, Inc.
(a)
........... 93,138 16,421,161
Analog Devices, Inc. ................... 28,596 6,423,519
Intel Corp. ......................... 251,410 4,977,918
Lattice Semiconductor Corp.
(a) (b)
........... 7,771 387,229
Microchip Technology, Inc. ............... 30,509 2,062,103
NVIDIA Corp. ....................... 118,586 21,092,892
QUALCOMM, Inc. .................... 63,372 9,300,475
Silicon Laboratories, Inc.
(a)
............... 1,826 240,612
Texas Instruments, Inc. ................. 52,416 9,490,441
70,396,350
Software — 33.5%
A10 Networks, Inc. .................... 6,097 112,307
ACI Worldwide, Inc.
(a)
.................. 2,264 96,356
Adobe, Inc.
(a)
........................ 24,547 8,780,216
Alarm.com Holdings, Inc.
(a)
.............. 4,106 224,311
Alkami Technology, Inc.
(a)
............... 1,438 32,053
Appian Corp. , Class A
(a)
................ 1,990 54,944
Atlassian Corp. , Class A
(a)
............... 8,370 1,605,199
Autodesk, Inc.
(a)
...................... 12,332 3,737,953
AvePoint, Inc. , Class A
(a)
................ 5,884 112,267
Bentley Systems, Inc. , Class B ............ 7,351 426,211
BILL Holdings, Inc.
(a)
................... 2,038 87,328
BlackLine, Inc.
(a)
..................... 1,118 60,126
Blend Labs, Inc. , Class A
(a)
.............. 4,875 16,136
C3.ai, Inc. , Class A
(a) (b)
................. 6,101 143,740
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 11,343 109,687
Check Point Software Technologies Ltd.
(a)
.... 7,360 1,370,432
Clear Secure, Inc. , Class A .............. 7,409 217,899
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 5,282 107,013
Commvault Systems, Inc.
(a)
.............. 2,242 425,868
Confluent, Inc. , Class A
(a)
............... 13,783 244,304
Crowdstrike Holdings, Inc. , Class A
(a)
........ 20,969 9,531,878
CyberArk Software Ltd.
(a)
................ 4,316 1,775,905
Dropbox, Inc. , Class A
(a)
................ 9,882 268,494
Fortinet, Inc.
(a)
....................... 55,819 5,576,318
Freshworks, Inc. , Class A
(a)
.............. 9,655 125,418
Gitlab, Inc. , Class A
(a)
.................. 6,953 304,611
Guidewire Software, Inc.
(a) (b)
.............. 1,851 418,733
HubSpot, Inc.
(a)
...................... 2,613 1,357,845
Informatica, Inc. , Class A
(a)
.............. 8,956 221,213
Intapp, Inc.
(a)
........................ 1,634 65,442
Intuit, Inc. .......................... 5,984 4,698,218
Life360, Inc.
(a)
....................... 3,909 299,390
Microsoft Corp. ...................... 35,729 19,061,421
MicroStrategy, Inc. , Class A
(a) (b)
............ 12,997 5,222,974
nCino, Inc.
(a) (b)
....................... 2,295 64,088
NCR Voyix Corp.
(a)
.................... 2,918 39,743
Nutanix, Inc. , Class A
(a)
................. 13,158 989,087
OneSpan, Inc. ....................... 3,114 45,931
Onestream, Inc.
(a)
..................... 1,569 37,421
Oracle Corp. ........................ 84,934 21,553,701
Palantir Technologies, Inc. , Class A
(a)
....... 123,517 19,558,917
Security
Shares
Shares Value
Software (continued)
Palo Alto Networks, Inc.
(a) (b)
.............. 57,995 $ 10,067,932
Pegasystems, Inc. .................... 4,459 261,788
Progress Software Corp. ................ 2,163 103,997
Q2 Holdings, Inc.
(a)
.................... 1,301 105,641
Qualys, Inc.
(a)
....................... 3,165 421,167
Radware Ltd.
(a)
...................... 2,730 69,888
Rapid7, Inc.
(a)
....................... 5,383 113,689
Rubrik, Inc. , Class A
(a)
.................. 5,255 498,962
Salesforce, Inc. ...................... 47,917 12,378,399
SentinelOne, Inc. , Class A
(a)
.............. 26,322 482,745
ServiceNow, Inc.
(a)
.................... 10,614 10,010,276
Sprinklr, Inc. , Class A
(a)
................. 5,317 47,906
Tenable Holdings, Inc.
(a)
................ 10,476 328,004
Teradata Corp.
(a)
..................... 4,755 99,522
Varonis Systems, Inc.
(a)
................. 9,411 525,416
Vertex, Inc. , Class A
(a)
.................. 1,430 47,433
Workiva, Inc. , Class A
(a)
................. 1,074 68,553
Zscaler, Inc.
(a)
....................... 8,492 2,424,976
147,237,392
Specialized REITs — 1.9%
Digital Realty Trust, Inc. ................ 17,304 3,053,118
Equinix, Inc. ........................ 5,006 3,930,561
Iron Mountain, Inc. .................... 15,072 1,467,410
8,451,089
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc. ......................... 82,415 17,106,882
HP, Inc. ........................... 48,300 1,197,840
NetApp, Inc. ........................ 10,554 1,098,988
Pure Storage, Inc. , Class A
(a)
............. 15,891 945,832
Quantum Computing, Inc.
(a) (b)
............. 5,814 86,280
Western Digital Corp. .................. 17,752 1,396,905
21,832,727
Total Long-Term Investments — 99 .9%
(Cost: $ 323,405,346 ) .............................. 438,622,912
Short-Term Securities
Money Market Funds — 2.6%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(f)
................... 10,798,960 10,803,279
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 530,167 530,167
Total Short-Term Securities — 2 .6%
(Cost: $ 11,332,598 ) ............................... 11,333,446
Total Investments — 102 .5%
(Cost: $ 334,737,944 ) .............................. 449,956,358
Liabilities in Excess of Other Assets — (2.5) % ............. (10,796,424)
Net Assets — 100.0% ...............................
$ 439,159,934
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 7,227,979 $ 3,574,373
(a)
$ — $ 1,116 $ (189) $ 10,803,279 10,798,960 $ 50,300
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 443,552 86,615
(a)
— — — 530,167 530,167 25,642 —
$ 1,116 $ (189) $ 11,333,446 $ 75,942 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 4 09/19/25 $ 444 $ 1,490
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,490 $ — $ — $ — $ 1,490
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 48,546 $ — $ — $ — $ 48,546
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (23,330) $ — $ — $ — $ (23,330)

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 455,979
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 438,622,912 $ — $ — $ 438,622,912
Short-Term Securities
Money Market Funds ...................................... 11,333,446 — — 11,333,446
$ 449,956,358 $ — $ — $ 449,956,358
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,490 $ — $ — $ 1,490
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
July 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 324,785,850 $ 2,688,494,109 $ 1,924,344,800 $ 438,622,912
Investments, at value — affiliated
(c)
............................................ 16,772,134 45,364,362 156,900,962 11,333,446
Cash ............................................................... 2,193 — 15,011 —
Cash pledged:
Futures contracts ...................................................... 40,000 305,000 165,000 42,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 2,975 3,933 47,621 2,875
Swaps   ............................................................ — — 3,924 —
Capital shares sold ..................................................... 29,011 14,260 121,786 —
Dividends — unaffiliated ................................................. 212,567 1,791,920 549,083 85,107
Dividends — affiliated ................................................... 2,418 13,726 40,586 2,410
Unrealized appreciation on: – – – –
OTC swaps .......................................................... — — 24,457 —
Total a ssets ...........................................................
341,847,148 2,735,987,310 2,082,213,230 450,088,750
LIABILITIES
Collateral on securities loaned ............................................... 16,283,265 35,939,431 145,866,507 10,811,961
Payables: – – – –
Investment advisory fees ................................................. 54,907 180,357 242,184 112,671
Other accrued expenses ................................................. — 341 — —
Variation margin on futures contracts ......................................... 7,639 16,808 19,558 4,184
Unrealized depreciation on: – – – –
OTC swaps .......................................................... — — 104,927 —
Total li abilities ..........................................................
16,345,811 36,136,937 146,233,176 10,928,816
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 325,501,337 $ 2,699,850,373 $ 1,935,980,054 $ 439,159,934
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 414,609,316 $ 2,071,129,822 $ 1,861,352,034 $ 351,908,155
Accumulated earnings (loss) ................................................ (89,107,979) 628,720,551 74,628,020 87,251,779
NET ASSETS ..........................................................
$ 325,501,337 $ 2,699,850,373 $ 1,935,980,054 $ 439,159,934
NET ASSET VALUE
Shares outstanding ......................................................
7,850,000 41,200,000 27,950,000 7,600,000
Net asset value .........................................................
$ 41.47 $ 65.53 $ 69.27 $ 57.78
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 311,850,840 $ 1,959,311,782 $ 1,725,037,409 $ 323,405,346
(b)
  Securities loaned, at value ............................................ $ 15,622,283 $ 34,337,302 $ 142,246,627 $ 10,554,407
(c)
  Investments, at cost — affiliated ......................................... $ 16,763,973 $ 43,275,461 $ 156,878,447 $ 11,332,598

Statements of Operations

Year Ended July 31, 2025
2025
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor ETF
iShares U.S.
Small-Cap Equity
Factor ETF
iShares U.S. Tech
Breakthrough
Multisector ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 5,958,920 $ 31,787,406 $ 21,903,671 $ 2,704,156
Dividends — affiliated ............................................. 24,901 320,183 554,448 25,642
Interest — unaffiliated ............................................. 3,626 15,541 19,691 1,783
Securities lending income — affiliated — net ............................. 275,194 39,218 358,286 50,300
Non-cash dividends — unaffiliated .................................... — — 1,421,390 —
Foreign taxes withheld ............................................ — (5,413) (197,781) —
Total investment income .............................................
6,262,641 32,156,935 24,059,705 2,781,881
EXPENSES
Investment advisory .............................................. 640,866 1,850,963 2,323,025 1,270,001
Interest expense ................................................ 3,697 — 773 —
Total expenses ...................................................
644,563 1,850,963 2,323,798 1,270,001
Net investment income ..............................................
5,618,078 30,305,972 21,735,907 1,511,880
REALIZED AND UNREALIZED GAIN (LOSS) $ (4,847,520) $ 353,862,045 $ 71,907,872 $ 69,913,712
Net realized gain (loss) from:
Investments — unaffiliated ....................................... 32,057,613 (26,324,031) (26,589,084) (1,610,501)
Investments — affiliated ......................................... 9,631 (21,405) (2,018) 1,116
Foreign currency transactions ..................................... — (251) — —
Futures contracts .............................................. (109,534) 520,309 (164,933) 48,546
In-kind redemptions — unaffiliated
(a)
................................. 94,528,069 103,417,497 74,497,969 41,173,103
In-kind redemptions — affiliated
(a)
................................... — 75,662 — —
Swaps   .................................................... — — (492,192) —
126,485,779 77,667,781 47,249,742 39,612,264
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (131,216,544) 274,996,928 25,203,831 30,324,967
Investments — affiliated ......................................... (5,107) 1,161,143 2,865 (189)
Futures contracts .............................................. (111,647) 36,192 (67,788) (23,330)
Swaps   .................................................... — — (480,776) —
(131,333,298) 276,194,263 24,658,132 30,301,448
Net realized and unrealized gain (loss) ...................................
(4,847,519) 353,862,044 71,907,874 69,913,712
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 770,559 $ 384,168,016 $ 93,643,781 $ 71,425,592
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares MSCI USA Small-Cap Min Vol Factor
ETF iShares U.S. Equity Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,618,078 $ 12,558,136 $ 30,305,972 $ 24,302,954
Net realized gain ................................................ 126,485,779 17,515,066 77,667,781 74,023,137
Net change in unrealized appreciation (depreciation) ........................ (131,333,298) 88,567,595 276,194,263 281,909,800
Net increase in net assets resulting from operations ...........................
770,559 118,640,797 384,168,016 380,235,891
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(6,621,361) (13,041,539) (29,630,368) (23,451,638)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(502,313,634) (100,219,913) 294,287,203 263,230,674
NET ASSETS
Total increase (decrease) in net assets ................................... (508,164,436) 5,379,345 648,824,851 620,014,927
Beginning of year ..................................................
833,665,773 828,286,428 2,051,025,522 1,431,010,595
End of year ......................................................
$ 325,501,337 $ 833,665,773 $ 2,699,850,373 $ 2,051,025,522
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector
ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 21,735,907 $ 12,445,303 $ 1,511,880 $ 1,117,947
Net realized gain ................................................ 47,249,742 32,643,885 39,612,264 27,496,890
Net change in unrealized appreciation (depreciation) ........................ 24,658,132 109,876,679 30,301,448 48,586,466
Net increase in net assets resulting from operations ...........................
93,643,781 154,965,867 71,425,592 77,201,303
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(21,630,975) (9,354,694) (1,589,134) (892,942)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
636,716,051 266,771,579 (40,399,047) 16,224,250
NET ASSETS
Total increase in net assets ........................................... 708,728,857 412,382,752 29,437,411 92,532,611
Beginning of year ..................................................
1,227,251,197 814,868,445 409,722,523 317,189,912
End of year ......................................................
$ 1,935,980,054 $ 1,227,251,197 $ 439,159,934 $ 409,722,523
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares MSCI USA Small-Cap Min Vol Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year .................................
$ 39.98  $ 35.17  $ 35.91  $ 37.96  $ 29.91
Net investment income
(a)
........................................
0 .73  0 .55  0 .68  0 .47  0 .40
Net realized and unrealized gain (loss)
(b)
..............................
1.65  4.81  (0.76) (2.04) 8.09
Net increase (decrease) from investment operations ....................... 2.38  5.36  (0.08) (1.57) 8.49
Distributions from net investment income
(c)
........................... (0.89) (0.55) (0.66) (0.48) (0.44)
Net asset value, end of year ...................................... $ 41.47  $ 39.98  $ 35.17  $ 35.91  $ 37.96
Total Return
(d)
Based on net asset value ......................................... 5.95% 15.49% (0.12)% (4.17)% 28.66%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................................
1.75% 1.54% 1.96% 1.27% 1.16%
Supplemental Data
Net assets, end of year (000) ....................................... $ 325,501  $ 833,666  $ 828,286  $ 770,168  $ 872,986
Portfolio turnover rate
(f)
........................................... 43% 44% 58% 51% 50%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information

iShares U.S. Equity Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year .................................
$ 56.50  $ 46.09  $ 41.49  $ 43.64  $ 32.57
Net investment income
(a)
........................................
0 .79  0 .73  0 .72  0 .65  0 .46
Net realized and unrealized gain (loss)
(b)
..............................
9.01  10.39  4.59  (2.19) 11.03
Net increase (decrease) from investment operations ....................... 9.80  11.12  5.31  (1.54) 11.49
Distributions from net investment income
(c)
........................... (0.77) (0.71) (0.71) (0.61) (0.42)
Net asset value, end of year ...................................... $ 65.53  $ 56.50  $ 46.09  $ 41.49  $ 43.64
Total Return
(d)
Based on net asset value ......................................... 17.48% 24.38% 13.09% (3.58)% 35.53%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.08% 0.08% 0.08% 0.16% 0.20%
Net investment income ...........................................
1.31% 1.46% 1.75% 1.50% 1.20%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,699,850  $ 2,051,026  $ 1,431,011  $ 1,171,976  $ 1,095,476
Portfolio turnover rate
(f)
........................................... 20% 21% 21% 95% 43%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Small-Cap Equity Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year .................................
$ 65.63  $ 56.59  $ 51.72  $ 54.65  $ 37.38
Net investment income
(a)
........................................
0 .93  0 .80  0 .81  0 .56  0 .42
Net realized and unrealized gain (loss)
(b)
..............................
3.65  8.83  4.87  (2.84) 17.43
Net increase (decrease) from investment operations ....................... 4.58  9.63  5.68  (2.28) 17.85
Distributions from net investment income
(c)
........................... (0.94) (0.59) (0.81) (0.65) (0.58)
Net asset value, end of year ...................................... $ 69.27  $ 65.63  $ 56.59  $ 51.72  $ 54.65
Total Return
(d)
Based on net asset value ......................................... 7.03% 17.19% 11.23% (4.23)% 48.13%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.15% 0.15% 0.21% 0.30% 0.30%
Net investment income ...........................................
1.40% 1.39% 1.58% 1.04% 0.87%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,935,980  $ 1,227,251  $ 814,868  $ 990,459  $ 1,016,441
Portfolio turnover rate
(f)
........................................... 24% 23% 108% 46% 46%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information

iShares U.S. Tech Breakthrough Multisector ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year .................................
$ 49.07  $ 39.40  $ 30.87  $ 41.17  $ 30.72
Net investment income
(a)
........................................
0 .19  0 .14  0 .15  0 .15  0 .15
Net realized and unrealized gain (loss)
(b)
..............................
8.72  9.64  8.53  (10.29) 10.48
Net increase (decrease) from investment operations ....................... 8.91  9.78  8.68  (10.14) 10.63
Distributions
(c)
– – – – –
From net investment income .....................................
( 0 .20 ) ( 0 .11 ) ( 0 .15 ) ( 0 .16 ) ( 0 .15 )
From net realized gain ..........................................
—  —  —  —  ( 0 .03 )
Total distributions .............................................. (0.20) (0.11) (0.15) (0.16) (0.18)
Net asset value, end of year ...................................... $ 57.78  $ 49.07  $ 39.40  $ 30.87  $ 41.17
Total Return
(d)
Based on net asset value ......................................... 18.20% 24.84% 28.28% (24.71)% 34.72%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.30% 0.39% 0.40% 0.40% 0.40%
Total expenses after fees waived ....................................
0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ...........................................
0.36% 0.31% 0.47% 0.41% 0.43%
Supplemental Data
Net assets, end of year (000) ....................................... $ 439,160  $ 409,723  $ 317,190  $ 345,719  $ 432,317
Portfolio turnover rate
(f)
........................................... 15% 15% 21% 10% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  July 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI USA Small-Cap Min Vol Factor ....................................................................................... Diversified
U.S. Equity Factor .................................................................................................... Diversified
U.S. Small-Cap Equity Factor ............................................................................................ Diversified
U.S. Tech Breakthrough Multisector ........................................................................................ Diversified

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
(continued)

Notes to Financial Statements
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
MSCI USA Small-Cap Min Vol Factor
Barclays Bank PLC ..................................... $ 584,440 $ (584,440) $ – $ –
BNP Paribas SA ....................................... 319,250 (319,250) – –
Citigroup Global Markets, Inc. .............................. 1,204,332 (1,204,332) – –
HSBC Bank PLC ...................................... 194,064 (194,064) – –
J.P. Morgan Securities LLC ............................... 1,413,703 (1,413,703) – –
Morgan Stanley ....................................... 8,045,506 (8,045,506) – –
National Financial Services LLC ............................ 30,024 (30,024) – –
SG Americas Securities LLC .............................. 62,640 (62,640) – –
Toronto-Dominion Bank .................................. 173,034 (173,034) – –
UBS AG ............................................ 458,392 (458,392) – –
Wells Fargo Bank N.A. .................................. 2,051,233 (2,051,233) – –
Wells Fargo Securities LLC ............................... 1,085,665 (1,085,665) – –
$ 15,622,283 $ (15,622,283) $ – $ –
U.S. Equity Factor
Barclays Bank PLC ..................................... $ 12,002,544 $ (12,002,544) $ – $ –
Citigroup Global Markets, Inc. .............................. 18,907,098 (18,907,098) – –
HSBC Bank PLC ...................................... 21,211 (21,211) – –
Morgan Stanley ....................................... 1,342,592 (1,342,592) – –
National Financial Services LLC ............................ 530,041 (530,041) – –
SG Americas Securities LLC .............................. 810,214 (810,214) – –
Virtu Americas LLC ..................................... 723,602 (723,602) – –
$ 34,337,302 $ (34,337,302) $ – $ –
U.S. Small-Cap Equity Factor
Barclays Bank PLC ..................................... $ 7,068,088 $ (7,068,088) $ – $ –
BNP Paribas SA ....................................... 15,433,001 (15,433,001) – –
BofA Securities, Inc. .................................... 6,397,677 (6,397,677) – –
Citigroup Global Markets, Inc. .............................. 21,530,501 (21,530,501) – –
Deutsche Bank Securities, Inc. ............................. 2,529 (2,520) – 9
(b)
Goldman Sachs & Co. LLC ............................... 21,420,415 (21,420,415) – –
HSBC Bank PLC ...................................... 427,322 (427,322) – –
ING Financial Markets LLC ............................... 114,814 (114,814) – –
J.P. Morgan Securities LLC ............................... 19,051,764 (19,051,764) – –
Jefferies LLC ......................................... 1,371,624 (1,371,624) – –

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Small-Cap Equity Factor (continued)
Morgan Stanley ....................................... 21,973,691 (21,973,691) – –
National Bank Financial, Inc. .............................. 4,576,378 (4,576,378) – –
National Financial Services LLC ............................ 2,535,375 (2,535,375) – –
Natixis SA ........................................... 1,364,400 (1,079,969) – 284,431
Scotia Capital (USA), Inc. ................................ 274,000 (274,000) – –
SG Americas Securities LLC .............................. 4,734,460 (4,734,460) – –
State Street Bank & Trust Co. .............................. 215 (215) – –
Toronto-Dominion Bank .................................. 335,441 (335,441) – –
UBS AG ............................................ 2,381,868 (2,381,868) – –
Virtu Americas LLC ..................................... 690,042 (690,042) – –
Wells Fargo Bank N.A. .................................. 6,667,989 (6,667,989) – –
Wells Fargo Securities LLC ............................... 3,895,033 (3,895,033) – –
$ 142,246,627 $ (141,962,187) $ – $ 284,440
U.S. Tech Breakthrough Multisector
Barclays Bank PLC ..................................... $ 6,853 $ (6,853) $ – $ –
Barclays Capital, Inc. ................................... 28,426 (28,426) – –
BNP Paribas SA ....................................... 5,779 (5,779) – –
BofA Securities, Inc. .................................... 26,514 (26,514) – –
Citigroup Global Markets, Inc. .............................. 543,818 (543,818) – –
HSBC Bank PLC ...................................... 651 (651) – –
J.P. Morgan Securities LLC ............................... 5,859,727 (5,859,727) – –
Morgan Stanley ....................................... 2,680,996 (2,680,996) – –
State Street Bank & Trust Co. .............................. 918,009 (918,009) – –
UBS AG ............................................ 208,622 (208,622) – –
Wells Fargo Bank N.A. .................................. 174,121 (174,121) – –
Wells Fargo Securities LLC ............................... 100,891 (100,891) – –
$ 10,554,407 $ (10,554,407) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payments from or make a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF Investment Advisory Fees
MSCI USA Small-Cap Min Vol Factor .................................................................................... 0.20%
U.S. Equity Factor ................................................................................................. 0.08
U.S. Small-Cap Equity Factor ......................................................................................... 0.15
U.S. Tech Breakthrough Multisector ..................................................................................... 0.30

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
MSCI USA Small-Cap Min Vol Factor ........................................................................................... $ 70,158
U.S. Equity Factor ........................................................................................................ 16,620
U.S. Small-Cap Equity Factor ................................................................................................ 124,234
U.S. Tech Breakthrough Multisector ............................................................................................ 15,000
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Small-Cap Min Vol Factor ........................................................ $ 27,183,728 $ 42,898,912 $ 12,874,562
U.S. Equity Factor ..................................................................... 248,004,945 210,246,536 (16,814,239)
U.S. Small-Cap Equity Factor ............................................................. 95,763,161 98,275,173 (10,002,322)
U.S. Tech Breakthrough Multisector ......................................................... 42,491,918 35,926,451 (2,801,001)

Notes to Financial Statements
(continued)

Notes to Financial Statements
7. Purchases and Sales
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the undistributed capital gains from underlying REIT investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Purchases Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 149,824,531 $ 161,193,615
U.S. Equity Factor ..................................................................................... 480,949,957 474,016,271
U.S. Small-Cap Equity Factor ............................................................................. 393,595,076 368,693,859
U.S. Tech Breakthrough Multisector ......................................................................... 63,386,712 63,261,614
iShares ETF
In-kind
Purchases
In-kind
Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 42,692,951 $ 531,589,216
U.S. Equity Factor ..................................................................................... 536,439,515 245,109,289
U.S. Small-Cap Equity Factor ............................................................................. 846,923,409 236,628,861
U.S. Tech Breakthrough Multisector ......................................................................... 54,997,163 95,614,800
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Small-Cap Min Vol Factor ............................................................. $ 93,328,965 $ (93,328,965)
U.S. Equity Factor .......................................................................... 103,453,413 (103,453,413)
U.S. Small-Cap Equity Factor .................................................................. 74,332,632 (74,332,632)
U.S. Tech Breakthrough Multisector .............................................................. 41,167,470 (41,167,470)
iShares ETF
Year Ended
07/31/25
Year Ended
07/31/24
MSCI USA Small-Cap Min Vol Factor
Ordinary income ........................................................................................... $ 6,621,361 $ 13,041,539
U.S. Equity Factor
Ordinary income ........................................................................................... $ 29,630,368 $ 23,451,638
U.S. Small-Cap Equity Factor
Ordinary income ........................................................................................... $ 21,630,975 $ 9,354,694
U.S. Tech Breakthrough Multisector
Ordinary income ........................................................................................... $ 1,589,134 $ 892,942
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
MSCI USA Small-Cap Min Vol Factor ............................ $ — $ (101,157,890) $ 12,099,715 $ (49,804) $ (89,107,979)
U.S. Equity Factor ......................................... 3,939,791 (103,340,342) 728,121,102 — 628,720,551
U.S. Small-Cap Equity Factor ................................. 1,235,830 (109,535,747) 182,927,937 — 74,628,020
U.S. Tech Breakthrough Multisector ............................. 179,149 (27,400,601) 114,473,231 — 87,251,779

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

For the year ended July 31, 2025, the iShares MSCI USA Small-Cap Min Vol Factor ETF utilized $31,915,459 of its capital loss carryforwards.
As of July 31, 2025 , gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Small-Cap Min Vol Factor .................................... $ 329,458,269 $ 33,820,184 $ (21,720,469) $ 12,099,715
U.S. Equity Factor ................................................. 2,005,737,369 785,433,269 (57,312,167) 728,121,102
U.S. Small-Cap Equity Factor ......................................... 1,898,314,753 332,238,107 (149,307,098) 182,931,009
U.S. Tech Breakthrough Multisector ..................................... 335,483,127 146,131,342 (31,658,111) 114,473,231

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
07/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Min Vol Factor
Shares sold 1,050,000 $ 43,336,860 1,350,000 $ 47,345,408
Shares redeemed
(14,050,000) (545,650,494) (4,050,000) (147,565,321)
(13,000,000) $ (502,313,634) (2,700,000) $ (100,219,913)
U.S. Equity Factor
Shares sold 9,000,000 $ 538,944,189 8,300,000 $ 417,960,809
Shares redeemed
(4,100,000) (244,656,986) (3,050,000) (154,730,135)
4,900,000 $ 294,287,203 5,250,000 $ 263,230,674
U.S. Small-Cap Equity Factor
Shares sold 13,300,000 $ 880,619,247 5,250,000 $ 322,327,198
Shares redeemed
(4,050,000) (243,903,196) (950,000) (55,555,619)
9,250,000 $ 636,716,051 4,300,000 $ 266,771,579
U.S. Tech Breakthrough Multisector
Shares sold 1,050,000 $ 55,102,966 1,750,000 $ 81,796,370
Shares redeemed
(1,800,000) (95,502,013) (1,450,000) (65,572,120)
(750,000) $ (40,399,047) 300,000 $ 16,224,250

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI USA Small-Cap Min Vol Factor ETF
iShares U.S. Equity Factor ETF
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector ETF

Important Tax Information
2025
iShares Annual Financial Statements and Additional Information

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 4,701,782
U.S. Equity Factor .................................................................................................. 29,820,289
U.S. Small-Cap Equity Factor .......................................................................................... 17,798,776
U.S. Tech Breakthrough Multisector ...................................................................................... 2,492,768
iShares ETF
Qualified Business
Income
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 802,349
U.S. Equity Factor .................................................................................................. 1,440,695
U.S. Small-Cap Equity Factor .......................................................................................... 3,002,038
U.S. Tech Breakthrough Multisector ...................................................................................... 101,004
iShares ETF
Dividends-Received
Deduction
MSCI USA Small-Cap Min Vol Factor ..................................................................................... 75 .22%
U.S. Equity Factor .................................................................................................. 95 .41
U.S. Small-Cap Equity Factor .......................................................................................... 78 .09
U.S. Tech Breakthrough Multisector ...................................................................................... 100 .00

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Annual Financial Statements and Additional Information

iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF, iShares U.S. Tech Breakthrough
Multisector ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., STOXX Ltd., or ICE Data
Indices LLC nor do these companies make any representation regarding the advisability of investing in the iShares
Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: September 23, 2025